Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
494399161			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-07 13:07	2021-10-11 12:01	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Updated insurance policy provided with increased coverage and premium.  Sufficient cost to rebuild now in place and ratios remain in line after additional amount added to rent loss. - Due Diligence Vendor-10/11/2021
Ready for Review-Document Uploaded. Updated HOI  uploaded - Seller-10/07/2021
Open-RCE value provided is $XXX. Dwelling coverage is $XXX. Coverage is less than RCE. Finding remains. - Due Diligence Vendor-09/03/2021
Ready for Review-Document Uploaded.  - Seller-09/03/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-08/25/2021
																							Ready for Review-Document Uploaded. Updated HOI uploaded - Seller-10/07/2021 Ready for Review-Document Uploaded. - Seller-09/03/2021	Resolved-Updated insurance policy provided with increased coverage and premium. Sufficient cost to rebuild now in place and ratios remain in line after additional amount added to rent loss. - Due Diligence Vendor-10/11/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$341,250.00	WA	Investment	Purchase	NA
494359062			D	B	D	A	B	B	A	A	Closed	FCRE1503	2021-09-14 14:01	2021-09-15 10:23	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Full payment details for all properties now in evidence, confirming ratios submitted through AUS. - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. - Seller-09/14/2021	Ready for Review-Document Uploaded. - Seller-09/14/2021	Resolved-Full payment details for all properties now in evidence, confirming ratios submitted through AUS. - Due Diligence Vendor-09/15/2021		Unable to verify P&I payments for the following properties: XXX.	XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$548,250.00	WA	Investment	Refinance	Cash Out - Other
494359062			D	B	D	A	B	B	A	A	Closed	FCRE7497	2021-09-14 14:03	2021-09-15 10:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full payment details for all properties now in evidence, confirming ratios submitted through AUS. - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. - Seller-09/14/2021	Ready for Review-Document Uploaded. - Seller-09/14/2021	Resolved-Full payment details for all properties now in evidence, confirming ratios submitted through AUS. - Due Diligence Vendor-09/15/2021		Unable to verify for the following properties: XXX.	XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$548,250.00	WA	Investment	Refinance	Cash Out - Other
494359062			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-08-17 19:48	2021-08-20 22:04	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/17/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-08/17/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$548,250.00	WA	Investment	Refinance	Cash Out - Other
494375222			D	A	D	A	A	A	D	A	Closed	FCRE6914	2021-09-21 12:36	2021-09-21 15:26	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided
Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 3 Borrower 2 Residency Doc Locator is Present).  Confirmed per documentation submitted. - Due Diligence Vendor-09/21/2021

Ready for Review-Document Uploaded. See attached USA Passport and revised 1003 application. The borrower is a US citizen. - Seller-09/21/2021

Open-Borrower 2 Citizenship Documentation Is Missing (Number of Borrowers equals 3 Borrower 2 Residency Doc Locator is Missing) Borrower 2 states non-permanent Resident Alien on the application however the required identity documentation was not provided at review. - Due Diligence Vendor-08/20/2021

Open-Borrower 2 Citizenship Documentation Is Missing (Number of Borrowers equals 3 Borrower 2 Residency Doc Locator is Missing) - Due Diligence Vendor-08/12/2021
																							Ready for Review-Document Uploaded. See attached USA Passport and revised 1003 application. The borrower is a US citizen. - Seller-09/21/2021	Resolved-Borrower 2 Citizenship Documentation Provided or Not Required (Number of Borrowers equals 3 Borrower 2 Residency Doc Locator is Present). Confirmed per documentation submitted. - Due Diligence Vendor-09/21/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$826,000.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494375222			D	A	D	A	A	A	D	A	Closed	FCRE1168	2021-09-13 21:07	2021-09-13 22:03	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX.  Updated policy provided- minimal change to premium of $3/mo, does not require re-analysis of ratios. - Due Diligence Vendor-09/13/2021
Ready for Review-Document Uploaded. Updated Insurance coverage - Seller-09/13/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $552200 is less than all Subject Lien. Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-08/20/2021
																							Ready for Review-Document Uploaded. Updated Insurance coverage - Seller-09/13/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX. Updated policy provided- minimal change to premium of $3/mo, does not require re-analysis of ratios. - Due Diligence Vendor-09/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$826,000.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494375222			D	A	D	A	A	A	D	A	Closed	FCRE1437	2021-08-21 16:52	2021-08-30 16:57	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Documentation and calculations provided and supported.  - Due Diligence Vendor-08/27/2021
Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-08/27/2021
Open- - Due Diligence Vendor-08/27/2021
Ready for Review-Document Uploaded. The only property with rental income is XXX. This property is reported on IRS Form 8825 of the XXX business tax return. Form 8825 is attached, along with the XXX mortgage statement to document escrowed PITI of $3049.89 and HOA statement to document dues of $98.79/month.  - Seller-08/21/2021
Open-Income and Employment Do Not Meet Guidelines Provide lease agreements for all rental properties as they do not appear on schedule E for any borrowers while rental income was utilized - Due Diligence Vendor-08/20/2021
																							Ready for Review-Document Uploaded. The only property with rental income is XXX. This property is reported on IRS Form 8825 of the XXX business tax return. Form 8825 is attached, along with the XXX mortgage statement to document escrowed PITI of $3049.89 and HOA statement to document dues of $98.79/month. - Seller-08/21/2021	Resolved-Documentation and calculations provided and supported. - Due Diligence Vendor-08/27/2021 Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-08/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$826,000.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494375222			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-08-20 21:45	2021-08-23 15:51	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-10/18/2021 Open-Third party valuation product required. - Due Diligence Vendor-08/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-10/18/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$826,000.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494384358			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-08-18 00:40	2021-10-18 17:10	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-10/18/2021 Open-Third party valuation product required. - Due Diligence Vendor-08/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-10/18/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$119,625.00	SD	Investment	Purchase	NA
494372611			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$153,000.00	FL	Investment	Refinance	No Cash Out - Lender Initiated
494378163			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-08 19:55	2021-10-13 20:09	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/08/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,900.00	OH	Investment	Refinance	Cash Out - Other
494378269			A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-10-13 18:46	2021-10-13 20:11	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$41,250.00	OH	Investment	Purchase	NA
494367227			C	A	A	A	C	A	A	A	Closed	finding-3800	2021-10-13 13:28	2021-10-14 21:06	Resolved	1 - Information	C	A	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test
Resolved-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $12,001.77, which exceeds 3 percent of the total loan amount of $361,979.95; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $12,001.77, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $12,001.77, which exceeds 5 percent of the total loan amount of $361,979.95; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $12,001.77, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $12,001.77, which exceeds 8 percent of the total loan amount of $361,979.95. Received Bona Fide Discount Assessment screenshot. - Due Diligence Vendor-10/14/2021
Resolved-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $12,001.77, which exceeds 3 percent of the total loan amount of $361,979.95; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $12,001.77, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $12,001.77, which exceeds 5 percent of the total loan amount of $361,979.95; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $12,001.77, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $12,001.77, which exceeds 8 percent of the total loan amount of $361,979.95. - Due Diligence Vendor-09/22/2021
Ready for Review-Document Uploaded. Bona-fide points attached for $5,638.50 loan passes QM 3% testing - Seller-10/13/2021
Open-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $12,001.77, which exceeds 3 percent of the total loan amount of $361,979.95; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $12,001.77, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $12,001.77, which exceeds 5 percent of the total loan amount of $361,979.95; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $12,001.77, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $12,001.77, which exceeds 8 percent of the total loan amount of $361,979.95. ****Loan failed QM. Evidence found in the file of the revolving credit line, XXX, paid off at closing is a consumer account, therefore voiding this transaction as business purpose and eliminating the non-QM status. - Due Diligence Vendor-09/22/2021
																							Ready for Review-Document Uploaded. Bona-fide points attached for $5,638.50 loan passes QM 3% testing - Seller-10/13/2021
Resolved-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $12,001.77, which exceeds 3 percent of the total loan amount of $361,979.95; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $12,001.77, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $12,001.77, which exceeds 5 percent of the total loan amount of $361,979.95; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $12,001.77, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $12,001.77, which exceeds 8 percent of the total loan amount of $361,979.95. Received Bona Fide Discount Assessment screenshot. - Due Diligence Vendor-10/14/2021

 Resolved-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $12,001.77, which exceeds 3 percent of the total loan amount of $361,979.95; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $12,001.77, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $12,001.77, which exceeds 5 percent of the total loan amount of $361,979.95; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $12,001.77, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $12,001.77, which exceeds 8 percent of the total loan amount of $361,979.95. - Due Diligence Vendor-09/22/2021

																											XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$375,900.00	NJ	Investment	Refinance	Cash Out - Other
494367227			C	A	A	A	C	A	A	A	Closed	finding-3441	2021-10-13 13:28	2021-10-14 21:06	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Freddie Mac public guidelines) QM Points and Fees Test
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. Received Bona Fide Discount Assessment screenshot. - Due Diligence Vendor-10/14/2021
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. - Due Diligence Vendor-09/22/2021
Ready for Review-Bona-fide points attached for $5,638.50 loan passes QM 3% testing - Seller-10/13/2021
Open-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. ****Loan failed QM. Evidence found in the file of the revolving credit line, XXX, paid off at closing is a consumer account, therefore voiding this transaction as business purpose and eliminating the non-QM status. - Due Diligence Vendor-09/22/2021
																							Ready for Review-Bona-fide points attached for $5,638.50 loan passes QM 3% testing - Seller-10/13/2021
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. Received Bona Fide Discount Assessment screenshot. - Due Diligence Vendor-10/14/2021

 Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. - Due Diligence Vendor-09/22/2021

																												"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$375,900.00	NJ	Investment	Refinance	Cash Out - Other
494367227			C	A	A	A	C	A	A	A	Closed	finding-3436	2021-10-13 13:26	2021-10-14 21:06	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Fannie Mae public guidelines) QM Points and Fees Test
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. Received Bona Fide Discount Assessment screenshot. - Due Diligence Vendor-10/14/2021
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-09/22/2021
Ready for Review-Document Uploaded. Bona-fide points attached for $5,638.50 loan passes QM 3% testing - Seller-10/13/2021
Open-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. ****Loan failed QM. Evidence found in the file of the revolving credit line, XXX, paid off at closing is a consumer account, therefore voiding this transaction as business purpose and eliminating the non-QM status. - Due Diligence Vendor-09/22/2021
																							Ready for Review-Document Uploaded. Bona-fide points attached for $5,638.50 loan passes QM 3% testing - Seller-10/13/2021
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. Received Bona Fide Discount Assessment screenshot. - Due Diligence Vendor-10/14/2021

 Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-09/22/2021

																											XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$375,900.00	NJ	Investment	Refinance	Cash Out - Other
494367227			C	A	A	A	C	A	A	A	Closed	FPRO1244	2021-10-13 18:47	2021-10-13 20:14	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$375,900.00	NJ	Investment	Refinance	Cash Out - Other
494341874			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$74,400.00	NJ	Investment	Purchase	NA
494389369			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-21 15:12	2021-10-13 20:17	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/05/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/21/2021
																								Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$305,761.00	NV	Investment	Purchase	NA
494357001			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$177,000.00	FL	Investment	Refinance	No Cash Out - Lender Initiated
494378040			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-24 15:47	2021-10-12 20:28	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). It appears that the LOE is too vague as to what investments the cash out is for. Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/24/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). It appears that the LOE is too vague as to what investments the cash out is for. Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$548,250.00	CA	Investment	Refinance	Cash Out - Other
494368254			A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-10-13 18:48	2021-10-13 20:27	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$56,000.00	IN	Investment	Purchase	NA
494370328			D	A	D	A	A	A	A	A	Closed	FCRE1184	2021-10-13 17:41	2021-10-14 15:30	Resolved	1 - Information	D	A	Credit	Missing Doc - Approval Info	AUS Not Provided	Resolved-Complete, final AUS findings matching details as reviewed provided, no outstanding items. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/13/2021 Open-Missing AUS Provide LP submission #4 as noted on the loan profile. At the time of review submission #3 was provided with different ratios. - Due Diligence Vendor-10/12/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/13/2021	Resolved-Complete, final AUS findings matching details as reviewed provided, no outstanding items. - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$624,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494339984			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$350,000.00	CA	Investment	Purchase	NA
494376072			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$127,500.00	FL	Investment	Purchase	NA
494374905			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-10-13 16:13	2021-10-14 13:29	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Verified appropriate sources of rental income for subject and two additional investments, as well as sale of a fourth property, ratios are now in line with AUS approval. - Due Diligence Vendor-10/14/2021
Ready for Review-Document Uploaded. Rental income from subject property derived from 1007. Borrower will use one unit from the 4 units, and rent the rest of the units. As per 1007, the rental income is expected to be $4,000, taking into consideration that the borrower will use one unit after selling his primary residence located at XXX. Expected rental income would be $3,000. applying the vacancy factor of 75%, expected rental income would be $2,250.
Rental income from subject property 2,250 - 2,200 = $50
Rental income from XXX is derived from 1007 form. XXX was purchased simultaneously
Property located at XXX was sold.
Please see attachments.  - Seller-10/13/2021
Open-Audited DTI of 38.59% exceeds AUS DTI of 35%  Provide documentation to evidence how subject income was derived; provide evidence of escrows and rents for #XXX and provide evidence of primary  housing expense as approved with $1871 with evidence as it was not provided at the time of review and is required. No rental income worksheet for #XXX property or subject was provided.  - Due Diligence Vendor-10/08/2021

Ready for Review-Document Uploaded. Rental income from subject property derived from 1007. Borrower will use one unit from the 4 units, and rent the rest of the units. As per 1007, the rental income is expected to be $4,000, taking into consideration that the borrower will use one unit after selling his primary residence located at XXX. Expected rental income would be $3,000. applying the vacancy factor of 75%, expected rental income would be $2,250.
Rental income from subject property 2,250 - 2,200 = $50
Rental income from XXX is derived from 1007 form. 1115 was purchased simultaneously
Property located atXXX was sold.
Please see attachments.  - Seller-10/13/2021

																								Resolved-Verified appropriate sources of rental income for subject and two additional investments, as well as sale of a fourth property, ratios are now in line with AUS approval. - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	WA	Investment	Purchase	NA
494374905			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-10-11 19:53	2021-10-14 13:29	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	WA	Investment	Purchase	NA
494354180			D	A	C	A	D	A	A	A	Closed	FCOM1227	2021-10-27 16:39	2021-10-27 16:58	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-Rider provided as conditioned - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Reloaded PUD Rider document - Seller-10/27/2021 Counter-Error opening the uploaded document. Please re-upload. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Attached is the PUD Rider - Seller-10/25/2021 Open-PUD Rider is Missing - Due Diligence Vendor-09/17/2021	Ready for Review-Document Uploaded. Reloaded PUD Rider document - Seller-10/27/2021 Ready for Review-Document Uploaded. Attached is the PUD Rider - Seller-10/25/2021	Resolved-Rider provided as conditioned - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$476,250.00	CA	Investment	Purchase	NA
494354180			D	A	C	A	D	A	A	A	Closed	FCRE1148	2021-10-14 17:53	2021-10-18 16:05	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total
Resolved-Final policy provided with correct amount. - Due Diligence Vendor-10/18/2021

Resolved-Title Coverage Amount of $476250 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-10/18/2021

Ready for Review-Document Uploaded. Attached is the Final Title Policy with correct amount of subject lien - Seller-10/14/2021

Open-Title Coverage Amount of $279812 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-09/17/2021

Open-Title Coverage Amount of $279812 is Less than Total Amount of Subject Lien(s) TITLE COVERAGE $279,812 LESS THAN LOAN AMOUNT $476,250 - Due Diligence Vendor-09/17/2021
																							Ready for Review-Document Uploaded. Attached is the Final Title Policy with correct amount of subject lien - Seller-10/14/2021	Resolved-Final policy provided with correct amount. - Due Diligence Vendor-10/18/2021 Resolved-Title Coverage Amount of $476250 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-10/18/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$476,250.00	CA	Investment	Purchase	NA
494354180			D	A	C	A	D	A	A	A	Closed	FPRO1244	2021-10-13 18:49	2021-10-13 21:44	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$476,250.00	CA	Investment	Purchase	NA
494363785			D	B	D	A	D	B	A	A	Closed	FCRE1333	2021-10-19 20:54	2021-10-21 17:59	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 WVOE Missing	Resolved-Borrower 1 WVOE Resolved - Due Diligence Vendor-10/21/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/19/2021 Open-Borrower 1 WVOE Missing Missing WVOE to determine base income and bonus income lender used to qualify borrower with - Due Diligence Vendor-09/19/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/19/2021	Resolved-Borrower 1 WVOE Resolved - Due Diligence Vendor-10/21/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$61,875.00	TN	Investment	Refinance	Cash Out - Other
494363785			D	B	D	A	D	B	A	A	Closed	FCRE1292	2021-10-19 20:54	2021-10-21 17:59	Resolved	1 - Information	C	A	Credit	Income	Income 1 Months Income Verified is Missing	Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-10/21/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/19/2021 Open-Income 1 Months Income Verified is Missing Missing WVOE to determine base income and bonus income lender used to qualify borrower with - Due Diligence Vendor-09/19/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/19/2021	Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-10/21/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$61,875.00	TN	Investment	Refinance	Cash Out - Other
494363785			D	B	D	A	D	B	A	A	Closed	FCRE1437	2021-10-19 21:00	2021-10-21 17:59	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines	Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-10/21/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/19/2021 Open-Income and Employment Do Not Meet Guidelines Missing WVOE to determine base income and bonus income lender used to qualify borrower with - Due Diligence Vendor-09/19/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/19/2021	Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-10/21/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$61,875.00	TN	Investment	Refinance	Cash Out - Other
494363785			D	B	D	A	D	B	A	A	Closed	FCRE1293	2021-10-19 20:53	2021-10-21 17:59	Resolved	1 - Information	C	A	Credit	Income	Income 2 Months Income Verified is Missing	Resolved-Income 2 Months Income Verified is Present - Due Diligence Vendor-10/21/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/19/2021 Open-Income 2 Months Income Verified is Missing Missing WVOE to determine base income and bonus income lender used to qualify borrower with - Due Diligence Vendor-09/19/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/19/2021	Resolved-Income 2 Months Income Verified is Present - Due Diligence Vendor-10/21/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$61,875.00	TN	Investment	Refinance	Cash Out - Other
494363785			D	B	D	A	D	B	A	A	Closed	finding-3430	2021-10-08 18:33	2021-10-13 19:24	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-Acknowledged. - Due Diligence Vendor-10/13/2021

Ready for Review-Agree - Non Material - Seller-10/08/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.966%. The APR threshold to qualify for a safe harbor is 4.450%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Agree - Non Material - Seller-10/08/2021	Acknowledged-Acknowledged. - Due Diligence Vendor-10/13/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$61,875.00	TN	Investment	Refinance	Cash Out - Other
494363785			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-09-20 13:56	2021-10-08 17:52	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/08/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/20/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$61,875.00	TN	Investment	Refinance	Cash Out - Other
494331980			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-12 16:09	2021-10-13 21:47	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-10/12/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$409,600.00	WA	Investment	Purchase	NA
494363240			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$274,500.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494357614			D	A	C	A	D	A	A	A	Closed	FCRE1148	2021-10-14 20:05	2021-10-18 14:18	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Final Title Policy Coverage Amount of $327450 is equal to Total Amount of Subject Lien(s) - Due Diligence Vendor-10/18/2021 Ready for Review-Document Uploaded. Disagree - Final Title policy in file, policy amount $327,450.00. See attached. - Seller-10/14/2021 Open-Title Coverage Amount of $323166 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-09/20/2021 Open- - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Disagree - Final Title policy in file, policy amount $327,450.00. See attached. - Seller-10/14/2021	Resolved-Final Title Policy Coverage Amount of $327450 is equal to Total Amount of Subject Lien(s) - Due Diligence Vendor-10/18/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$327,450.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494357614			D	A	C	A	D	A	A	A	Closed	FCOM1544	2021-10-13 13:01	2021-10-14 20:39	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided. Final CD received. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Disagree - Final Closing Disclosure is in file. See attachments. - Seller-10/13/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Disagree - Final Closing Disclosure is in file. See attachments. - Seller-10/13/2021	Resolved-TRID: Final Closing Disclosure Provided. Final CD received. - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$327,450.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494355450			C	A	C	A	A	A	C	A	Closed	FCRE1159	2021-10-27 18:44	2021-10-28 11:47	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-Corrected policy provided dated 10/XX/21 indicating Effective Date was 8/XX/21, meeting requirement. - Due Diligence Vendor-10/28/2021
Ready for Review-Document Uploaded. DISAGREE - Evidence of property insurance is in the file effective 8/XX/2021.  See attached. - Seller-10/27/2021
Counter-Receipt of payment for premium does not validate dates of coverage- please provide updated proof of insurance or proof of gap coverage and no claims from closing until effective date. - Due Diligence Vendor-10/26/2021
Ready for Review-Document Uploaded. Disagree – Our borrower establish insurance coverage prior to the loan closing on 08/XX/21.  Paid invoice in file for coverage dated 08/XX/21 paid to insurance agency.  See attached. - Seller-10/22/2021
Open-Hazard Insurance Effective Date of 09-XX-2021 is after the Disbursement Date of 08-XX-2021 - Due Diligence Vendor-09/XX/2021
																							Ready for Review-Document Uploaded. DISAGREE - Evidence of property insurance is in the file effective 8/XX/2021. See attached. - Seller-10/27/2021 Ready for Review-Document Uploaded. Disagree – Our borrower establish insurance coverage prior to the loan closing on 08/XX/21. Paid invoice in file for coverage dated 08/XX/21 paid to insurance agency. See attached. - Seller-10/22/2021	Resolved-Corrected policy provided dated 10/XX/21 indicating Effective Date was 8/XX/21, meeting requirement. - Due Diligence Vendor-10/28/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$397,500.00	TX	Investment	Purchase	NA
494355450			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-10-01 12:59	2021-10-13 21:55	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/01/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/01/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$397,500.00	TX	Investment	Purchase	NA
494372263			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,500.00	MN	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FCOM1232	2021-10-08 19:57	2021-10-28 16:20	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-10/13/2021 Ready for Review-Document Uploaded. the Final 1003 located in the file and uploaded - Seller-10/08/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. the Final 1003 located in the file and uploaded - Seller-10/08/2021	Resolved-The Final 1003 is Present - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FCOM1544	2021-10-08 20:07	2021-10-14 19:30	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/14/2021 Resolved-TRID: Final Closing Disclosure Provided. Received Final CD - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Final Closing Disclosure located in the file and uploaded - Seller-10/08/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-10/01/2021	Ready for Review-Document Uploaded. Final Closing Disclosure located in the file and uploaded - Seller-10/08/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/14/2021 Resolved-TRID: Final Closing Disclosure Provided. Received Final CD - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FCOM1220	2021-10-08 19:49	2021-10-14 19:13	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Deed of Trust is Missing	Resolved-The Deed of Trust is Present - Due Diligence Vendor-10/14/2021 Resolved-The Deed of Trust is Present. Received DOT with Riders received. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Mortgage located in the file and uploaded - Seller-10/08/2021 Open-The Deed of Trust is Missing - Due Diligence Vendor-10/01/2021	Ready for Review-Document Uploaded. Mortgage located in the file and uploaded - Seller-10/08/2021	Resolved-The Deed of Trust is Present - Due Diligence Vendor-10/14/2021 Resolved-The Deed of Trust is Present. Received DOT with Riders received. - Due Diligence Vendor-10/11/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FPRO5405	2021-10-01 20:20	2021-10-13 21:57	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/05/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/01/2021
																								Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FCRE1186	2021-10-12 15:26	2021-10-13 13:35	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Corrected entry for current rental expense and net loss for subject, ratios are now in line to final LP. - Due Diligence Vendor-10/13/2021

Ready for Review-Document Uploaded. Disagree.  The discrepancy appears to be in the PITI, the rental income worksheet from the auditor shows $2008.75 for P&I and $265.25 for insurance.  Actual P&I is $2000.03 and insurance is $58.08/mo per policy in file (attached).  HOA is not listed on worksheet but I have attached the documentation that it's $31/mo. - Seller-10/12/2021

Open-Audited DTI of 40.31% exceeds AUS DTI of 39%  - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Disagree. The discrepancy appears to be in the PITI, the rental income worksheet from the auditor shows $2008.75 for P&I and $265.25 for insurance. Actual P&I is $2000.03 and insurance is $58.08/mo per policy in file (attached). HOA is not listed on worksheet but I have attached the documentation that it's $31/mo. - Seller-10/12/2021	Resolved-Corrected entry for current rental expense and net loss for subject, ratios are now in line to final LP. - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FCRE1334	2021-10-12 15:16	2021-10-13 13:32	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Executed 4506-T Missing	Resolved-Borrower 1 Executed 4506-T Resolved - Due Diligence Vendor-10/13/2021 Ready for Review-Document Uploaded. Disagree. Please see attached 4506C from file. Please note that 4506C is what is now used in lieu of 4506T. - Seller-10/12/2021 Open-Borrower 1 Executed 4506-T Missing Missing Final 4506-T - Due Diligence Vendor-10/01/2021 Open-Borrower 1 Executed 4506-T Missing - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Disagree. Please see attached 4506C from file. Please note that 4506C is what is now used in lieu of 4506T. - Seller-10/12/2021	Resolved-Borrower 1 Executed 4506-T Resolved - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FCOM1477	2021-10-12 15:47	2021-10-13 13:21	Resolved	1 - Information	D	A	Compliance	Missing Doc - Rate Lock	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided- confirmed lock date of 7/20/21. - Due Diligence Vendor-10/13/2021 Ready for Review-Document Uploaded. Lock Rate Agreement received and uploaded - Seller-10/12/2021 Open-Evidence of Rate Lock Missing No - Due Diligence Vendor-10/01/2021	Ready for Review-Document Uploaded. Lock Rate Agreement received and uploaded - Seller-10/12/2021	Resolved-Evidence of Rate Lock Provided- confirmed lock date of 7/20/21. - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FCOM1229	2021-10-08 19:46	2021-10-11 15:04	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	1-4 Family Rider is Missing	Resolved-Received DOT with Riders. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. 1-4 Family Rider located in the file and uploaded - Seller-10/08/2021 Open-1-4 Family Rider is Missing - Due Diligence Vendor-10/01/2021	Ready for Review-Document Uploaded. 1-4 Family Rider located in the file and uploaded - Seller-10/08/2021	Resolved-Received DOT with Riders. - Due Diligence Vendor-10/11/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494358965			D	A	D	A	D	A	C	A	Closed	FCOM1206	2021-10-08 19:39	2021-10-11 14:55	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Note is Missing	Resolved-The Note is Present. Received executed Note. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Note located in the file and uploaded - Seller-10/08/2021 Open-The Note is Missing - Due Diligence Vendor-09/17/2021	Ready for Review-Document Uploaded. Note located in the file and uploaded - Seller-10/08/2021	Resolved-The Note is Present. Received executed Note. - Due Diligence Vendor-10/11/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$472,570.00	WA	Investment	Purchase	NA
494368214			D	B	A	A	D	B	A	A	Closed	finding-3652	2021-10-20 20:51	2021-10-21 20:33	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($150.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,406.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/20/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($150.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,406.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). received XXX. - Due Diligence Vendor-10/21/2021

Ready for Review-Document Uploaded. Disagree - XXX in file for the lender credits that decreased. See attachment. - Seller-10/20/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($150.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,406.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). No XXX explaining the decrease in lender credit on the loan estimate - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Disagree - XXX in file for the lender credits that decreased. See attachment. - Seller-10/20/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($150.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,406.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/20/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($150.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,406.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). received XXX. - Due Diligence Vendor-10/21/2021

																											XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$393,750.00	MD	Investment	Refinance	Cash Out - Other
494368214			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-09-20 15:26	2021-10-08 17:52	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/08/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/20/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$393,750.00	MD	Investment	Refinance	Cash Out - Debt Consolidation
529872125			C	B	A	A	C	B	A	A	Closed	FCOM7646	2021-10-14 14:40	2021-11-05 15:41	Acknowledged	2 - Non-Material	C	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021 Ready for Review-Document Uploaded. Per our XXX report the loan passes our testing. It may not be applicable to use since we are federally chartered. Exception Sub-Category: State Reg - Seller-10/14/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending C/O LOX - Due Diligence Vendor-10/12/2021	Ready for Review-Document Uploaded. Per our XXX report the loan passes our testing. It may not be applicable to use since we are federally chartered. Exception Sub-Category: State Reg - Seller-10/14/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,000.00	WA	Investment	Refinance	Cash Out - Other
529872125			C	B	A	A	C	B	A	A	Closed	FCOM8844	2021-09-20 19:53	2021-10-12 21:04	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/20/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/20/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,000.00	WA	Investment	Refinance	Cash Out - Other
494352277			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$156,375.00	NC	Investment	Purchase	NA
494358981			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-13 14:31	2021-10-13 22:04	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-Missing 3rd party property valuation product. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$205,100.00	TX	Investment	Purchase	NA
494363827			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-05 19:22	2021-10-28 14:36	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/28/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/05/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/28/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$369,000.00	MD	Investment	Refinance	No Cash Out - Lender Initiated
494356432			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$206,250.00	TN	Investment	Purchase	NA
494410381			D	B	A	A	D	B	C	A	Closed	FPRO9939	2021-09-21 19:19	2021-10-19 14:03	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.5) - Due Diligence Vendor-09/21/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.5) CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.5) - Due Diligence Vendor-10/05/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$200,000.00	CA	Investment	Refinance	Cash Out - Other
494410381			D	B	A	A	D	B	C	A	Closed	FCOM1274	2021-10-08 20:57	2021-10-14 15:22	Resolved	1 - Information	D	A	Compliance	Missing Doc - Federal Disclosure	Escrow Waiver is Missing	Resolved-Escrow Waiver is Present or Not Applicable - Due Diligence Vendor-10/14/2021 Counter-Unable to use the document provided in lieu of the Escrow Waiver. Please provide executed Escrow Waiver. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Escrow Waiver Document attached - Seller-10/08/2021 Open-Escrow Waiver is Missing - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Escrow Waiver Document attached - Seller-10/08/2021	Resolved-Escrow Waiver is Present or Not Applicable - Due Diligence Vendor-10/14/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$200,000.00	CA	Investment	Refinance	Cash Out - Other
494410381			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-09-22 20:17	2021-10-08 17:53	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/08/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). LOE on page 406 Borrower using cash out for future investments. - Due Diligence Vendor-09/22/2021						"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$200,000.00	CA	Investment	Refinance	Cash Out - Other
494384115			A	B	A	A	A	B	A	A	Closed	FCOM5135	2021-10-18 18:16	2021-10-18 18:36	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing
Acknowledged-Nonmaterial finding acknowledged. - Due Diligence Vendor-10/18/2021
Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. XXX records show that the Correspondent does not have ownership in any other company(s). Verification rest with XXX TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/18/2021
Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-09/20/2021

Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. XXXs records show that the Correspondent does not have ownership in any other company(s). Verification rest with XXX’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/18/2021

																								Acknowledged-Nonmaterial finding acknowledged. - Due Diligence Vendor-10/18/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$210,000.00	WA	Investment	Refinance	Cash Out - Other
494340573			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-22 16:06	2021-10-26 16:35	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage in effect for subject per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/26/2021
Ready for Review-Document Uploaded. RCE uploaded  - Seller-10/22/2021
Counter-Insurance documents attached are for properties on XXX- still missing proof of sufficient coverage for subject property on XXX.  Policy in file states a value of $XXX, which is not sufficient for loan amount of $412,500 or Appraisal's Cost Approach to Value of $XXX. - Due Diligence Vendor-10/20/2021
Ready for Review-Document Uploaded. RCE received from XXX and uploaded. - Seller-10/18/2021
Counter-Insurance document provided is for the property on XXX, however the subject property for this transaction is on XXX- please provide evidence of sufficient coverage for the subject. - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded.  located the Replacement Letter and uploaded  - Seller-10/08/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-09/21/2021
																							Ready for Review-Document Uploaded. RCE uploaded - Seller-10/22/2021 Ready for Review-Document Uploaded. RCE received from XXX and uploaded. - Seller-10/18/2021 Ready for Review-Document Uploaded. located the Replacement Letter and uploaded - Seller-10/08/2021	Resolved-Confirmed sufficient coverage in effect for subject per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	CO	Investment	Refinance	Cash Out - Other
494340573			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-10-04 15:38	2021-10-13 22:09	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-10/04/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-10/05/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	CO	Investment	Refinance	Cash Out - Other
494353166			C	A	C	A	A	A	A	A	Closed	FCRE1205	2021-10-08 19:59	2021-10-12 16:40	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared. Predatory Lending report states OFAC Passed, though does not list parties. While XXX report states N/A, finding did return for Selling Broker which was addressed and confirms all parties to transaction were run. - Due Diligence Vendor-10/12/2021 Ready for Review-Document Uploaded. Predatory testing results show OFAC testing passes - Seller-10/08/2021 Open-OFAC Check Not Completed and/or Cleared XXX reports describe OFAC screening as not applicable - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Predatory testing results show OFAC testing passes - Seller-10/08/2021	Resolved-OFAC Check Completed and Cleared. Predatory Lending report states OFAC Passed, though does not list parties. While XXX report states N/A, finding did return for Selling Broker which was addressed and confirms all parties to transaction were run. - Due Diligence Vendor-10/12/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$172,000.00	FL	Investment	Purchase	NA
494349369			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-13 16:36	2021-10-13 22:13	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-Third Party Product Missing from loan file. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	TN	Investment	Purchase	NA
494381044			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-10-04 17:42	2021-10-28 17:46	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/27/2021
Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/04/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/05/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/27/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$394,450.00	WA	Investment	Purchase	NA
494381044			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-18 17:36	2021-10-20 14:24	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Per insurer's estimated cost to rebuild, sufficient coverage is in effect. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. RCE provided and supports Ins coverage of XXX as the RCE value is XXX - Seller-10/18/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. RCE provided and supports Ins coverage of XXX RCE value is XXX - Seller-10/18/2021	Resolved-Per insurer's estimated cost to rebuild, sufficient coverage is in effect. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$394,450.00	WA	Investment	Purchase	NA
494359369			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-04 14:00	2021-10-13 22:25	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/05/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/04/2021
																								Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$266,250.00	PA	Investment	Purchase	NA
494349806			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-21 20:13	2021-10-13 22:27	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-09/21/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-10/05/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$590,000.00	CA	Investment	Purchase	NA
494335782			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$296,250.00	FL	Investment	Purchase	NA
494357707			A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-10-12 16:28	2021-10-13 22:30	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021 Open-CU Score is not applicable as subject was appraised on a 1025 form; missing secondary third party valuation product. - Due Diligence Vendor-10/12/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$288,000.00	NV	Investment	Purchase	NA
494328619			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-20 18:46	2021-10-13 22:35	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/20/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/05/2021
																								Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$387,500.00	WA	Investment	Refinance	Cash Out - Other
494349161			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-22 16:03	2021-10-26 15:58	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Per statement from insurer, coverage is based on anticipated cost to rebuild, therefore amount is sufficient. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. RCE letter uploaded - Seller-10/22/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $227200 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. RCE letter uploaded - Seller-10/22/2021	Resolved-Per statement from insurer, coverage is based on anticipated cost to rebuild, therefore amount is sufficient. - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$255,000.00	FL	Investment	Purchase	NA
494349161			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-10-05 16:51	2021-10-14 11:56	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/05/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$255,000.00	FL	Investment	Purchase	NA
494355120			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-13 16:37	2021-10-14 13:40	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage is in place per insurer's anticipated cost to rebuild. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Attached is the latest Dec Page and RCE - Seller-10/13/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $250000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-10/05/2021	Ready for Review-Document Uploaded. Attached is the latest Dec Page and RCE - Seller-10/13/2021	Resolved-Confirmed sufficient coverage is in place per insurer's anticipated cost to rebuild. - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$397,500.00	TX	Investment	Purchase	NA
494355120			C	A	C	A	A	A	A	A	Closed	FPRO1244	2021-10-12 16:23	2021-10-14 11:58	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU is not applicable- missing third party secondary valuation product. - Due Diligence Vendor-10/12/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$397,500.00	TX	Investment	Purchase	NA
494362688			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$249,000.00	CO	Investment	Purchase	NA
494332266			D	A	D	A	A	A	A	A	Closed	FCRE1764	2021-10-20 14:09	2021-10-22 13:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Statement for additional property acquired confirms amount used at origination, - Due Diligence Vendor-10/22/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/20/2021 Open-Missing verification of mortgage for the following REO: XXX - Due Diligence Vendor-10/13/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/20/2021	Resolved-Statement for additional property acquired confirms amount used at origination, - Due Diligence Vendor-10/22/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$230,250.00	ID	Investment	Purchase	NA
494332266			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-20 14:41	2021-10-22 13:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-All property details now fully validated and rent totals are in line for that used at origination. - Due Diligence Vendor-10/22/2021 Ready for Review-Document Uploaded. Please see attached mortgage statement for XXX. Insurance is escrowed in the monthly payment. Please see attached schedule E showing the Insurance for other non subject property - Seller-10/20/2021 Open-Missing verification of insurance for the following REOs: XXX Leases (primary w/ room rentals), XXX - Due Diligence Vendor-10/13/2021	Ready for Review-Document Uploaded. Please see attached mortgage statement for XXX. Insurance is escrowed in the monthly payment. Please see attached schedule E showing the Insurance for other non subject property - Seller-10/20/2021	Resolved-All property details now fully validated and rent totals are in line for that used at origination. - Due Diligence Vendor-10/22/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$230,250.00	ID	Investment	Purchase	NA
494333190			C	B	A	A	C	B	A	A	Closed	FCOM8844	2021-09-20 19:01	2021-10-20 18:17	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$518,000.00	CA	Investment	Refinance	Cash Out - Other
494333190			C	B	A	A	C	B	A	A	Closed	finding-3631	2021-10-12 16:20	2021-10-20 18:16	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Disagree - Reimbursement is not required due to no violation found. Predatory compliance worksheet has been uploaded. - Seller-10/12/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Disagree - Reimbursement is not required due to no violation found. Predatory compliance worksheet has been uploaded. - Seller-10/12/2021	Resolved-Resolved - Due Diligence Vendor-10/20/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$518,000.00	CA	Investment	Refinance	Cash Out - Other
494333190			C	B	A	A	C	B	A	A	Closed	finding-3632	2021-10-12 16:39	2021-10-20 18:16	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-10/20/2021 Ready for Review-Disagree - Reimbursement is not required due to no violation found. Predatory compliance worksheet has been uploaded. - Seller-10/12/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/21/2021	Ready for Review-Disagree - Reimbursement is not required due to no violation found. Predatory compliance worksheet has been uploaded. - Seller-10/12/2021	Resolved-Resolved - Due Diligence Vendor-10/20/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$518,000.00	CA	Investment	Refinance	Cash Out - Other
494333190			C	B	A	A	C	B	A	A	Closed	finding-3634	2021-10-12 17:01	2021-10-20 18:16	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $250.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/21/2021

Ready for Review-Disagree - Lender Cure Credit in the amount of $250 was provided to the borrower at closing for under disclosed Appraisal Fees. - Seller-10/12/2021
																							Ready for Review-Disagree - Lender Cure Credit in the amount of $250 was provided to the borrower at closing for under disclosed Appraisal Fees. - Seller-10/12/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $250.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/21/2021

																												"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$518,000.00	CA	Investment	Refinance	Cash Out - Other
494362309			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-21 11:47	2021-10-22 16:24	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage in place to meet anticipated cost to rebuild per insurer's estimate. - Due Diligence Vendor-10/22/2021 Ready for Review-Document Uploaded. Attached is the RCE - Seller-10/21/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $193000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Attached is the RCE - Seller-10/21/2021	Resolved-Confirmed sufficient coverage in place to meet anticipated cost to rebuild per insurer's estimate. - Due Diligence Vendor-10/22/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$328,000.00	TX	Investment	Purchase	NA
494362309			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-09-20 21:06	2021-10-19 14:53	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.8) - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$328,000.00	TX	Investment	Purchase	NA
494355797			A	A	A	A	A	A	A	A							A	A										"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$293,000.00	TX	Investment	Refinance	Cash Out - Other
494350694	XXX		C	B	A	A	B	B	C	A	Closed	FPRO9939	2021-09-21 23:26	2021-10-14 12:00	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,930.00	MN	Investment	Purchase	NA
494350694	XXX		C	B	A	A	B	B	C	A	Closed	FCOM1621	2021-10-08 18:36	2021-10-13 19:53	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc - Federal Disclosure	Initial Escrow Account Disclosure is Missing	Acknowledged-Acknowledged - Due Diligence Vendor-10/13/2021 Ready for Review-Agree - Non Material - Seller-10/08/2021 Open-Initial Escrow Account Disclosure is Missing - Due Diligence Vendor-10/06/2021	Ready for Review-Agree - Non Material - Seller-10/08/2021	Acknowledged-Acknowledged - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,930.00	MN	Investment	Purchase	NA
494353366	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$280,800.00	FL	Investment	Purchase	NA
494330918	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1204	2021-10-14 16:53	2021-11-03 13:24	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Document Uploaded. - Due Diligence Vendor-11/03/2021 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-11/03/2021 Open-Fraud Report Shows Uncleared Alerts XXX - HIGH RISK ALERT- Selling Relator- EXP Realty is on the high risk watch list per fraud report. - Due Diligence Vendor-10/14/2021		Resolved-Document Uploaded. - Due Diligence Vendor-11/03/2021 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-11/03/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$240,750.00	TX	Investment	Purchase	NA
494425845	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1764	2021-11-01 13:38	2021-11-01 15:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Documents provided and updated tower with correct figures. - Due Diligence Vendor-11/01/2021 Ready for Review-Document Uploaded. Please see attached CDs for properties at XXX. Using calculation from CDs that closed simultaneous with the subject, the DTI is 4.834% which is greater than the AUS DTI however, it is within the allowable 3% tolerance. Rental Income Worksheet also attached. - Seller-11/01/2021 Open-Missing verification of PITI for the following REOs: XXX - Due Diligence Vendor-10/21/2021	Ready for Review-Document Uploaded. Please see attached CDs for properties at XXX. Using calculation from CDs that closed simultaneous with the subject, the DTI is 4.834% which is greater than the AUS DTI however, it is within the allowable 3% tolerance. Rental Income Worksheet also attached. - Seller-11/01/2021	Resolved-Documents provided and updated tower with correct figures. - Due Diligence Vendor-11/01/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$464,000.00	CA	Investment	Refinance	Cash Out - Other
494425845	XXX		D	A	D	A	A	A	C	A	Closed	FPRO1245	2021-10-25 13:16	2021-10-25 17:13	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal is Expired	Resolved-1004D received. - Due Diligence Vendor-10/25/2021 Ready for Review-Document Uploaded. Disagree. Please see attached Appraisal Update on form 1004D dated 8/XXX/2021 - Seller-10/25/2021 Open-Primary Value Appraisal is Expired Effective date of the appraisal is 03/XX/21 and no additional value source on file - Due Diligence Vendor-10/18/2021 Open-Primary Value Appraisal is Expired - Due Diligence Vendor-09/18/2021	Ready for Review-Document Uploaded. Disagree. Please see attached Appraisal Update on form 1004D dated 8/XX/2021 - Seller-10/25/2021	Resolved-1004D received. - Due Diligence Vendor-10/25/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$464,000.00	CA	Investment	Refinance	Cash Out - Other
494344228	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1204	2021-10-29 21:27	2021-11-01 15:01	Resolved	1 - Information	C	A	Credit	Eligibility	XXX report Shows Uncleared Alerts	Resolved-All XXX report Alerts have been cleared or None Exist - Due Diligence Vendor-11/01/2021 Ready for Review-Document Uploaded. Please see page 2 of XXX report with confirmation that this was not a match - Seller-10/29/2021 Open-XXX report Shows Uncleared Alerts FHLMC2- Ineligible list alert- A name submitted in the loan appears on the Freddie Mac's Exclusionary list.- XXX - Due Diligence Vendor-10/14/2021	Ready for Review-Document Uploaded. Please see page 2 of XXX report with confirmation that this was not a match - Seller-10/29/2021	Resolved-All XXX report Alerts have been cleared or None Exist - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$282,000.00	TX	Investment	Purchase	NA
494344228	XXX		C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-10-14 19:44	2021-10-19 14:51	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$282,000.00	TX	Investment	Purchase	NA
494333840	XXX		D	B	D	A	B	B	A	A	Closed	FCRE1345	2021-10-15 14:28	2021-10-18 17:48	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing
Resolved-2020 tax returns provided affirming rental income for both properties- leases not required as sufficient detail provided to complete calculations. - Due Diligence Vendor-10/18/2021
Ready for Review-Document Uploaded. Please see attached 2020 returns, I re-pdf'ed. - Seller-10/15/2021
Counter-Attachment was not properly formatted and could not be opened- please re-send for analysis; 2020 returns were not provided in the loan file, only 2019 were used. - Due Diligence Vendor-10/13/2021
Ready for Review-Document Uploaded. Please see attached 2020 tax returns supporting rental income for XXX property. - Seller-10/12/2021
Open-Borrower 1 Lease Agreements Missing Missing lease agreement for REO: XXX for the rental amount of $600 monthly. - Due Diligence Vendor-10/06/2021
																							Ready for Review-Document Uploaded. Please see attached 2020 returns, I re-pdf'ed. - Seller-10/15/2021 Ready for Review-Document Uploaded. Please see attached 2020 tax returns supporting rental income for XXX property. - Seller-10/12/2021	Resolved-2020 tax returns provided affirming rental income for both properties- leases not required as sufficient detail provided to complete calculations. - Due Diligence Vendor-10/18/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$243,000.00	CA	Investment	Refinance	Cash Out - Other
494333840	XXX		D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-10-06 15:19	2021-10-08 17:53	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/08/2021 Open-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, borrower is using proceeds for home improvement not business. - Due Diligence Vendor-10/06/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$243,000.00	CA	Investment	Refinance	Cash Out - Other
494333792	XXX		D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-10-11 21:33	2021-10-19 14:02	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$271,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494333792	XXX		D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-10-14 14:04	2021-10-14 18:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full payment for each property verified. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Property taxes are reported in schedule E of 1040 form. Please see attached - Seller-10/14/2021 Open-missing verification of taxes for the following REOs: XXX - Due Diligence Vendor-10/11/2021	Ready for Review-Document Uploaded. Property taxes are reported in schedule E of 1040 form. Please see attached - Seller-10/14/2021	Resolved-Full payment for each property verified. - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$271,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494347127	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$140,250.00	IL	Investment	Purchase	NA
494361955	XXX		D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-13 17:21	2021-10-14 12:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full payment validation provided- missing pages to insurance and Property History Report were uploaded. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/13/2021 Open-Missing verification of taxes and insurance for REO XXX, - Due Diligence Vendor-10/11/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/13/2021	Resolved-Full payment validation provided- missing pages to insurance and Property History Report were uploaded. - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$618,000.00	CA	Investment	Purchase	NA
494361955	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-10-13 14:26	2021-10-14 12:14	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Per replacement cost estimator tools for the two units, combined coverage is sufficient for the combined anticipated cost to rebuild. - Due Diligence Vendor-10/14/2021

Ready for Review-Document Uploaded. Disagree - The HOI policy shows adequate coverage. Dwelling Coverage $520,000 and RCE $544,000. Insurance Policies and RCEs have been uploaded. - Seller-10/13/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $523000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $498000 - Due Diligence Vendor-10/11/2021
																							Ready for Review-Document Uploaded. Disagree - The HOI policy shows adequate coverage. Dwelling Coverage $520,000 and RCE $544,000. Insurance Policies and RCEs have been uploaded. - Seller-10/13/2021	Resolved-Per replacement cost estimator tools for the two units, combined coverage is sufficient for the combined anticipated cost to rebuild. - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$618,000.00	CA	Investment	Purchase	NA
494390489	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$399,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494369894	XXX		D	B	D	A	B	B	A	A	Closed	FCRE1764	2021-10-13 16:24	2021-10-13 18:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Confirmed payment for the above-referenced property- ratios remain in line. - Due Diligence Vendor-10/13/2021 Ready for Review-Document Uploaded. Disagree. Please see attached documentation from file - credit report showing pay history for mortgage and current payment statement. VOM is not required. - Seller-10/13/2021 Open-Missing verification of mortgage for the following REO: XXX - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Disagree. Please see attached documentation from file - credit report showing pay history for mortgage and current payment statement. VOM is not required. - Seller-10/13/2021	Resolved-Confirmed payment for the above-referenced property- ratios remain in line. - Due Diligence Vendor-10/13/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$446,000.00	CA	Investment	Refinance	Cash Out - Other
494369894	XXX		D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-10-08 19:46	2021-10-11 20:17	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/08/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$446,000.00	CA	Investment	Refinance	Cash Out - Other
494348887	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-11 18:17	2021-10-14 12:14	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	TX	Investment	Purchase	NA
494397252	XXX		D	B	C	A	D	B	A	A	Closed	FCRE1186	2021-10-25 18:31	2021-10-27 13:42	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Updated DU findings provided showing corrections made as conditioned. - Due Diligence Vendor-10/27/2021

Resolved-Audited DTI of 37.6% is less than or equal to AUS DTI of 37.6%  - Due Diligence Vendor-10/27/2021

Ready for Review-Document Uploaded. Please see the attached updated DU Findings with the DTI of 37.60% which includes the total housing expense of $702.96 that was not initially included.
Present housing expense $811.00
All other payments $178.00
PITI  $702.96
Total $1691.96/ Income $4500= 37.59%
Form 1007 and appraisal is not required as the borrower was qualified with the entire payment.  Please see the attached Fannie Mae Guidelines - Seller-10/25/2021

Open-Audited DTI of 37.11% exceeds AUS DTI of 21.95%  - Due Diligence Vendor-09/21/2021

Open-Audited DTI of 37.11% exceeds AUS DTI of 21.95%  It appears the client did not include the primary res as part of the DTI. Now that the primary res has been included the DTI has increased to 37.11% however still qualifies for QM as the DTI is still under 43%. - Due Diligence Vendor-10/18/2021
																							Ready for Review-Document Uploaded. Please see the attached updated DU Findings with the DTI of 37.60% which includes the total housing expense of $702.96 that was not initially included. Present housing expense $811.00 All other payments $178.00 PITI $702.96 Total $1691.96/ Income $4500= 37.59% Form 1007 and appraisal is not required as the borrower was qualified with the entire payment. Please see the attached Fannie Mae Guidelines - Seller-10/25/2021	Resolved-Updated DU findings provided showing corrections made as conditioned. - Due Diligence Vendor-10/27/2021 Resolved-Audited DTI of 37.6% is less than or equal to AUS DTI of 37.6% - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$96,000.00	MO	Investment	Refinance	Cash Out - Other
494397252	XXX		D	B	C	A	D	B	A	A	Closed	FCRE1206	2021-10-20 16:48	2021-10-22 14:29	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-10/22/2021 Ready for Review-Document Uploaded. Please see the attached XXX which includes the Settlement Agent XXX. - Seller-10/20/2021 Open-All Interested Parties Not Checked with Exclusionary Lists Result of screening for exclusionary lists not included Settlement agent XXX - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Please see the attached XXX which includes the Settlement Agent XXX. - Seller-10/20/2021	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-10/22/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$96,000.00	MO	Investment	Refinance	Cash Out - Other
494397252	XXX		D	B	C	A	D	B	A	A	Closed	FCOM8844	2021-09-21 18:11	2021-10-20 15:33	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021						"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$96,000.00	MO	Investment	Refinance	Cash Out - Other
494345628	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1254	2021-10-20 14:17	2021-10-21 10:45	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved- Exception on prelim was for a potential judgment against seller and is not reflected on final policy. - Due Diligence Vendor-10/21/2021 Ready for Review-Document Uploaded. Disagree - Final title policy in file. See attached. - Seller-10/20/2021 Open-Property Title Issue Judgment item present on preliminary title report (item #8 in Schedule B Section I). Release or final title policy showing item removed would be needed. - Due Diligence Vendor-09/18/2021	Ready for Review-Document Uploaded. Disagree - Final title policy in file. See attached. - Seller-10/20/2021	Resolved-Property Title Issue Resolved- Exception on prelim was for a potential judgment against seller and is not reflected on final policy. - Due Diligence Vendor-10/21/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,000.00	TN	Investment	Purchase	NA
494373264	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$44,400.00	OH	Investment	Purchase	NA
494330841	XXX		D	A	D	A	A	A	D	A	Closed	FCRE1158	2021-10-22 14:53	2021-10-26 15:41	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial	Resolved-Second page to Hazard Insurance Policy provided. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Hazard insurance Dec page with insurance premium in file. See attached. - Seller-10/22/2021 Open-Hazard Insurance Policy Partially Provided The hazard insurance declaration page reflects the subject addresses, policy number, 100% replacement cost coverage and dwelling coverage of $295700 but there is no premium located on the docs provided - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Hazard insurance Dec page with insurance premium in file. See attached. - Seller-10/22/2021	Resolved-Second page to Hazard Insurance Policy provided. - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$221,250.00	AZ	Investment	Purchase	NA
494330841	XXX		D	A	D	A	A	A	D	A	Closed	FCRE1473	2021-10-15 21:31	2021-10-20 11:24	Resolved	1 - Information	D	A	Credit	Missing Doc - Assets	Asset 7 Missing	Resolved-HELOC statement provided reflecting sufficient credit available for cash to close. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Please see attached documentation from file, the $74,000 refers to an available draw on HELOC #XXX. - Seller-10/15/2021 Open-Asset 7 Missing Could not locate asset 7 IAO $74,000 per 1003 - Due Diligence Vendor-10/12/2021	Ready for Review-Document Uploaded. Please see attached documentation from file, the $74,000 refers to an available draw on HELOC #XXX. - Seller-10/15/2021	Resolved-HELOC statement provided reflecting sufficient credit available for cash to close. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$221,250.00	AZ	Investment	Purchase	NA
494330841	XXX		D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-10-13 17:58	2021-10-14 12:16	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-Third Party Product Missing from loan file. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$221,250.00	AZ	Investment	Purchase	NA
494347356	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-13 18:04	2021-10-14 12:18	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$311,250.00	OR	Investment	Purchase	NA
494374963	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-23 16:30	2021-10-22 15:36	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$367,500.00	FL	Investment	Refinance	Cash Out - Other
494408018	XXX		D	B	A	A	D	B	A	A	Closed	finding-3732	2021-10-20 14:10	2021-10-26 19:33	Resolved	1 - Information	C	A	Compliance	TRID	TRID Total of Payments Test
Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $337,120.85. The disclosed total of payments of $314,181.44 is not considered accurate because it is understated by more than $100. PCCD, Copy of Cure payment, LOE, Proof of Delivery received. - Due Diligence Vendor-10/26/2021

Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $337,120.85. The disclosed total of payments of $314,181.44 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/21/2021

Ready for Review-Restitution documentation has been received and uploaded.  - Seller-10/20/2021
																							Ready for Review-Restitution documentation has been received and uploaded. - Seller-10/20/2021
Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $337,120.85. The disclosed total of payments of $314,181.44 is not considered accurate because it is understated by more than $100. PCCD, Copy of Cure payment, LOE, Proof of Delivery received. - Due Diligence Vendor-10/26/2021

 Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $337,120.85. The disclosed total of payments of $314,181.44 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/21/2021

																												"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$210,000.00	TX	Investment	Refinance	Cash Out - Other
494408018	XXX		D	B	A	A	D	B	A	A	Closed	finding-651	2021-10-20 14:09	2021-10-26 19:33	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test
Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $126,220.25. The disclosed finance charge of  $102,160.84 is not considered accurate because it is understated by more than $100. PCCD, Copy of Cure payment, LOE, Proof of Delivery received. - Due Diligence Vendor-10/26/2021

Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $126,220.25. The disclosed finance charge of  $102,160.84 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/21/2021

Ready for Review-Document Uploaded. Restitution documentation has been received and uploaded. - Seller-10/20/2021
																							Ready for Review-Document Uploaded. Restitution documentation has been received and uploaded. - Seller-10/20/2021
Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $126,220.25. The disclosed finance charge of  $102,160.84 is not considered accurate because it is understated by more than $100. PCCD, Copy of Cure payment, LOE, Proof of Delivery received. - Due Diligence Vendor-10/26/2021

 Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $126,220.25. The disclosed finance charge of  $102,160.84 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/21/2021

																											XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$210,000.00	TX	Investment	Refinance	Cash Out - Other
494408018	XXX		D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-09-21 21:27	2021-10-20 15:34	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021						"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$210,000.00	TX	Investment	Refinance	Cash Out - Other
494346244	XXX		C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-09-22 14:04	2021-10-14 12:19	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) - Due Diligence Vendor-10/06/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) Fannie Mae CU Score missing - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,600.00	TX	Investment	Purchase	NA
494346244	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-10-12 17:37	2021-10-13 14:17	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Confirmed details for second recently acquired property and ratios are in line for final AUS run. - Due Diligence Vendor-10/13/2021
Resolved-Audited DTI of 43.91% is less than or equal to AUS DTI of 47.41%  - Due Diligence Vendor-10/13/2021
Ready for Review-Document Uploaded. Disagree.  It appears that the discrepancy is from the rental income on XXX property.  According to worksheet done by auditor, $778/mo P&I was used for this property.  Property is owned free and clear, there should be no P&I.  Please see attached documentation from file, insurance shows no mortgage.  Taxes, ins and HOA dues are $326.80/mo on the property, so net rental income is $273.20.  Please also note that it appears on initial application the XXX auto loan was input as a mortgage on the property, however this was corrected on the final 1003 and the matching liability on the credit report is clearly marked as an auto loan (applications and page of credit report also attached).   - Seller-10/12/2021
Open-Audited DTI of 48.2% exceeds AUS DTI of 47.41%  - Due Diligence Vendor-10/06/2021

Ready for Review-Document Uploaded. Disagree.  It appears that the discrepancy is from the rental income on XXX property.  According to worksheet done by auditor, $778/mo P&I was used for this property.  Property is owned free and clear, there should be no P&I.  Please see attached documentation from file, insurance shows no mortgage.  Taxes, ins and HOA dues are $326.80/mo on the property, so net rental income is $273.20.  Please also note that it appears on initial application theXXX auto loan was input as a mortgage on the property, however this was corrected on the final 1003 and the matching liability on the credit report is clearly marked as an auto loan (applications and page of credit report also attached).   - Seller-10/12/2021

																								Resolved-Confirmed details for second recently acquired property and ratios are in line for final AUS run. - Due Diligence Vendor-10/13/2021 Resolved-Audited DTI of 43.91% is less than or equal to AUS DTI of 47.41% - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,600.00	TX	Investment	Purchase	NA
494370296	XXX		D	A	C	A	C	A	D	A	Closed	FCOM1513	2021-10-21 12:04	2021-10-21 19:36	Resolved	1 - Information	C	A	Compliance	Closing Package	Closing/Settlement Disclosure Does Not Match Option Purchase Agreement
Resolved-Received Purchase Agreement Amendment with amended purchase price. - Due Diligence Vendor-10/21/2021
Ready for Review-Document Uploaded. Amendment to purchase agreement provided.  - Seller-10/21/2021
Counter-Original sales contract in file states total purchase price as $XXX, with $45,000 paid as earnest money and anticipated loan amount of $XXX.  Both appraisals provided reflect a contract price of $XXX as well.  Final CD states total purchase price is $XXXwith the $45,000 earnest money unchanged.  Please provide copy of addendum to purchase agreement confirming revised sales price.   - Due Diligence Vendor-10/20/2021
Ready for Review-Document Uploaded. Disagree - Our borrower paid the dollar amount of $45,000 to the settlement agent.  See the attached documents. - Seller-10/19/2021
Open-Sale price on Closing Disclosure ($XXX) differs from Purchase Contract ($XXX). Addendum showing total purchase price reduction needed. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Amendment to purchase agreement provided. - Seller-10/21/2021 Ready for Review-Document Uploaded. Disagree - Our borrower paid the dollar amount of $45,000 to the settlement agent. See the attached documents. - Seller-10/19/2021	Resolved-Received Purchase Agreement Amendment with amended purchase price. - Due Diligence Vendor-10/21/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$990,000.00	CA	Investment	Purchase	NA
494370296	XXX		D	A	C	A	C	A	D	A	Closed	FCRE1206	2021-10-19 13:57	2021-10-20 12:08	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Confirmed no match with list provided- item resolved. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Please see the attached XXX report which list the settlement agent XXX. - Seller-10/19/2021 Open-null - Due Diligence Vendor-10/19/2021 Ready for Review-Document Uploaded. Please see the attached XXX report which list the settlement agent XXX. - Seller-10/18/2021 Open-All Interested Parties Not Checked with Exclusionary Lists Result of screening for exclusionary lists not included Settlement agent XXX - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. Please see the attached XXX report which list the settlement agent XXX. - Seller-10/19/2021 Ready for Review-Document Uploaded. Please see the attached XXX report which list the settlement agent XXX. - Seller-10/18/2021	Resolved-Confirmed no match with list provided- item resolved. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$990,000.00	CA	Investment	Purchase	NA
494370296	XXX		D	A	C	A	C	A	D	A	Closed	FPRO1244	2021-10-14 16:31	2021-10-19 14:59	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-3rd - Due Diligence Vendor-10/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021		3rd party valuation missing		"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$990,000.00	CA	Investment	Purchase	NA
494329943	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$507,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494328611	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494332146	XXX		B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-21 17:00	2021-10-08 16:41	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494358417	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-08 16:53	2021-10-14 12:21	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/08/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$415,387.00	MN	Investment	Purchase	NA
529866976	XXX		D	A	D	A	A	A	A	A	Closed	FPRO1244	2021-10-13 16:26	2021-10-14 12:23	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-Property Type is not eligible for CU Score- secondary valuation product is required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$564,375.00	ID	Investment	Purchase	NA
529866976	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-10-12 20:15	2021-10-13 10:40	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party XXX report not Provided	Resolved-Third Party XXX report is provided - Due Diligence Vendor-10/13/2021 Ready for Review-Document Uploaded. The Third Party XXX Report has been uploaded. - Seller-10/12/2021 Open-Missing Third Party XXX report - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. The Third Party XXX Report has been uploaded. - Seller-10/12/2021	Resolved-Third Party XXX report is provided - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$564,375.00	ID	Investment	Purchase	NA
494332074	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$378,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494349073	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$155,800.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494351922			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-21 19:12	2021-10-08 18:39	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$347,500.00	CA	Investment	Refinance	Cash Out - Other
494376614	XXX		B	B	A	A	B	B	A	A	Closed	finding-3430	2021-10-25 19:38	2021-10-26 20:14	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-Acknowledged - Non Material - Due Diligence Vendor-10/26/2021

Ready for Review-Agree, however Non-material - Seller-10/25/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.664%. The APR threshold to qualify for a safe harbor is 4.480%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-09/23/2021
																							Ready for Review-Agree, however Non-material - Seller-10/25/2021	Acknowledged-Acknowledged - Non Material - Due Diligence Vendor-10/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$127,500.00	MO	Investment	Refinance	Cash Out - Other
494353546	XXX		C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-09-23 18:20	2021-10-22 15:37	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,000.00	KY	Investment	Purchase	NA
494353546	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1206	2021-10-20 13:30	2021-10-21 18:57	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-10/21/2021 Ready for Review-Document Uploaded. Please see the attached document list the result for the Settlement Agent XXX. - Seller-10/20/2021 Open-All Interested Parties Not Checked with Exclusionary Lists Result of screening for exclusionary lists not included Settlement agent XXX - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. Please see the attached document list the result for the Settlement Agent XXX. - Seller-10/20/2021	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-10/21/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,000.00	KY	Investment	Purchase	NA
494351283	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$60,000.00	GA	Investment	Purchase	NA
494370376	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$212,800.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494327612	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$421,125.00	UT	Investment	Purchase	NA
494353844			D	A	D	A	A	A	C	A	Closed	FCRE1503	2021-10-19 22:20	2021-10-21 18:54	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Full PITIA for these properties provided and ratios are in line. - Due Diligence Vendor-10/21/2021 Ready for Review-Document Uploaded. Please see the attached CDs for the following properties. Mortgage statements not available as the loans recently closed XXX closed 9/XX/2021 XXX closed 9/XX/2021 - Seller-10/19/2021 Open-Missing Mortgage statements for non subject properties XXX - Due Diligence Vendor-10/18/2021	Ready for Review-Document Uploaded. Please see the attached CDs for the following properties. Mortgage statements not available as the loans recently closed XXX closed 9/XX/2021 XXX closed 9/XX/2021 - Seller-10/19/2021	Resolved-Full PITIA for these properties provided and ratios are in line. - Due Diligence Vendor-10/21/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$191,625.00	GA	Investment	Refinance	Cash Out - Other
494353844			D	A	D	A	A	A	C	A	Closed	FCRE1186	2021-10-19 22:13	2021-10-21 18:53	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 47.08% is less than or equal to AUS DTI of 49.05%- once all payments fully validated, ratios are in line. - Due Diligence Vendor-10/21/2021
Ready for Review-Document Uploaded. Disagree:  DTI is 49.05%.   The difference appears to be in the rental income calculation.   The use of rental income is allowed per Fannie Mae Selling Guide.  The borrower has a rental history per the Schedule E, Lease and or 1007.  Please see the attached lease agreements, 1007 & Fannie Mar Guideline
Total income is $4109.52
Base income is $3500
Rental income from the following properties is $355.01
XXX $254.51 (attached is lease & 1007)
XXX $44.09 (attached is lease & 1007)
XXX $170.62 (attached is lease & 1007)
XXX $140.30 (attached is lease )
Total Liabilities: $2015.81
Primary Housing XXX  $1996.81
Other debt $19

$2015.81/ $4109.52= 49.05% DTI
 - Seller-10/19/2021
Open-Audited DTI of 51.02% exceeds AUS DTI of 49.05%  Verified DTI of 51.02% exceeds AUS DTI of 49.05%. Variance is due to the lender using income of $4,109.52, verified income equals $3951.21. - Due Diligence Vendor-10/18/2021

Ready for Review-Document Uploaded. Disagree:  DTI is 49.05%.   The difference appears to be in the rental income calculation.   The use of rental income is allowed per Fannie Mae Selling Guide.  The borrower has a rental history per the Schedule E, Lease and or 1007.  Please see the attached lease agreements, 1007 & Fannie Mar Guideline
Total income is $4109.52
Base income is $3500
Rental income from the following properties is $355.01
XXX $254.51 (attached is lease & 1007)
XXX $44.09 (attached is lease & 1007)
XXX $170.62 (attached is lease & 1007)
XXX $140.30 (attached is lease )
Total Liabilities: $2015.81
Primary Housing XXX  $1996.81
Other debt $19

$2015.81/ $4109.52= 49.05% DTI
 - Seller-10/19/2021

																								Resolved-Audited DTI of 47.08% is less than or equal to AUS DTI of 49.05%- once all payments fully validated, ratios are in line. - Due Diligence Vendor-10/21/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$191,625.00	GA	Investment	Refinance	Cash Out - Other
494353844			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-09-22 18:32	2021-10-21 18:53	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$191,625.00	GA	Investment	Refinance	Cash Out - Other
494352032	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-15 17:48	2021-10-19 14:35	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-10/15/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	TX	Investment	Purchase	NA
494348894	XXX		C	A	C	A	A	A	A	A	Closed	FCRE9488	2021-10-18 19:26	2021-10-20 15:44	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-Addendum to sales contract provided correcting address. Original agreement's legal description does match from title and appraisal, which affirms continuity to the subject. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Disagree – Purchase Contract Addendum provided. Please see attached Purchase Contract Addendum reflecting updated/correct subject property address. - Seller-10/18/2021 Open-Address on purchase agreement is considerably different than other documents. Addendum updating the address would be needed. - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Disagree – Purchase Contract Addendum provided. Please see attached Purchase Contract Addendum reflecting updated/correct subject property address. - Seller-10/18/2021	Resolved-Addendum to sales contract provided correcting address. Original agreement's legal description does match from title and appraisal, which affirms continuity to the subject. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,000.00	AZ	Investment	Purchase	NA
494360064	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-15 17:32	2021-10-19 00:52	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,800.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494349180	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1159	2021-10-15 13:37	2021-10-18 16:51	Resolved	1 - Information	A	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-With confirmation of gap coverage as outlined below, confirms no lapse after signing, thus insurance is acceptable. - Due Diligence Vendor-10/18/2021
Ready for Review-Disagree -  - XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 08/XX to 08/XX. - Seller-10/15/2021
Open-Hazard Insurance Effective Date of 08-XX-2021 is after the Disbursement Date of 08-XX-2021.  First draft of policy in original submission is dated 8/XX/21, with an Effective Date of 8/XX/21.  Revision provided with re-submission however is dated 8/XX/21 and indicates Effective 8/XX/21, after Disbursement Date on post-closing CD of 8/XX/21. - Due Diligence Vendor-10/13/2021
																							Ready for Review-Disagree - - XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 08/XX to 08/XX. - Seller-10/15/2021	Resolved-With confirmation of gap coverage as outlined below, confirms no lapse after signing, thus insurance is acceptable. - Due Diligence Vendor-10/18/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$342,500.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494349180	XXX		C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-09-21 21:12	2021-10-14 12:27	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$342,500.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494349180	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-13 10:52	2021-10-13 16:15	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage is in place per insurer's anticipated cost to rebuild and most recent draft of policy. - Due Diligence Vendor-10/13/2021 Ready for Review-Document Uploaded. Attached is the latest Dec Page with RCE - Seller-10/13/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Attached is the latest Dec Page with RCE - Seller-10/13/2021	Resolved-Confirmed sufficient coverage is in place per insurer's anticipated cost to rebuild and most recent draft of policy. - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$342,500.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494359470	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,000.00	FL	Investment	Purchase	NA
494356540	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-06 13:58	2021-10-14 12:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/06/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$84,750.00	NY	Investment	Purchase	NA
494330253			D	A	D	A	C	A	A	A	Closed	FCRE7347	2021-10-20 20:04	2021-10-22 16:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lease provided and ratios are affirmed as entered into AUS prior to origination. - Due Diligence Vendor-10/22/2021 Ready for Review-Document Uploaded. Please see the attached Lease - Seller-10/20/2021 Open-Missing lease agreement for non-subject property located at XXX to support rental income used in qualifying DTI at origination. - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Please see the attached Lease - Seller-10/20/2021	Resolved-Lease provided and ratios are affirmed as entered into AUS prior to origination. - Due Diligence Vendor-10/22/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$234,750.00	AZ	Investment	Refinance	Cash Out - Other
494330253			D	A	D	A	C	A	A	A	Closed	finding-3367	2021-10-19 19:56	2021-10-21 19:17	Resolved	1 - Information	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Homeownership Counseling Organizations Disclosure Date Test
Resolved-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021

Ready for Review-Disagree-Homeowners counseling disclosed within 3 business days Saturday and Sunday are not included as business days with initial disclosures. - Seller-10/19/2021

Ready for Review-Disagree-Homeowners counseling disclosed within 3 business days Saturday and Sunday are not included as business days with initial disclosures. - Seller-10/19/2021

Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. ****Lender to confirm Saturday as a business or non-business day. - Due Diligence Vendor-09/21/2021
																							Ready for Review-Disagree-Homeowners counseling disclosed within 3 business days Saturday and Sunday are not included as business days with initial disclosures. - Seller-10/19/2021 Ready for Review-Disagree-Homeowners counseling disclosed within 3 business days Saturday and Sunday are not included as business days with initial disclosures. - Seller-10/19/2021
Resolved-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021

																												"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$234,750.00	AZ	Investment	Refinance	Cash Out - Other
494330253			D	A	D	A	C	A	A	A	Closed	finding-3631	2021-10-19 20:05	2021-10-21 19:17	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-Resolved.  Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021

Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. ****Lender to confirm Saturday as a business or non-business day. CE appears to not be recognizing the fees entered on the initial LE due to the discrepancy with the delivery date of the ILE in comparison to the three day rule which automatically includes Saturday as a business day. - Due Diligence Vendor-09/21/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/21/2021
																							Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred. - Seller-10/19/2021	Resolved-Resolved. Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$234,750.00	AZ	Investment	Refinance	Cash Out - Other
494330253			D	A	D	A	C	A	A	A	Closed	finding-3632	2021-10-19 20:04	2021-10-21 19:17	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Resolved. Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021

Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. ****Lender to confirm Saturday as a business or non-business day. CE appears to not be recognizing the fees entered on the initial LE due to the discrepancy with the delivery date of the ILE in comparison to the three day rule which automatically includes Saturday as a business day. - Due Diligence Vendor-09/21/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/21/2021
																							Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred. - Seller-10/19/2021	Resolved-Resolved. Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$234,750.00	AZ	Investment	Refinance	Cash Out - Other
494330253			D	A	D	A	C	A	A	A	Closed	finding-3634	2021-10-19 20:03	2021-10-21 19:17	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,465.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received confirmation that Saturday not considered a business day.   - Due Diligence Vendor-10/21/2021

Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,465.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ****Lender to confirm Saturday as a business or non-business day. CE appears to not be recognizing the fees entered on the initial LE due to the discrepancy with the delivery date of the ILE in comparison to the three day rule which automatically includes Saturday as a business day. - Due Diligence Vendor-09/21/2021
																							Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred. - Seller-10/19/2021 Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred. - Seller-10/19/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3,465.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received confirmation that Saturday not considered a business day.   - Due Diligence Vendor-10/21/2021

																												"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$234,750.00	AZ	Investment	Refinance	Cash Out - Other
494330253			D	A	D	A	C	A	A	A	Closed	finding-3635	2021-10-19 20:04	2021-10-21 19:17	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,274.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021

Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,274.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ****Lender to confirm Saturday as a business or non-business day. CE appears to not be recognizing the fees entered on the initial LE due to the discrepancy with the delivery date of the ILE in comparison to the three day rule which automatically includes Saturday as a business day. - Due Diligence Vendor-09/21/2021

Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

 Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

 Ready for Review-Disagree-Borrower choose their own title company title fees tested as non-tolerance fees. Recording fee held to 10% charge and there is a cure for the increase to recording fee for $34.00. No failure occurred.  - Seller-10/19/2021

Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,274.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021

																												"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$234,750.00	AZ	Investment	Refinance	Cash Out - Other
494330253			D	A	D	A	C	A	A	A	Closed	finding-3515	2021-10-19 19:57	2021-10-21 19:17	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)
Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into XXX, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-09/21/2021
Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021
Ready for Review-Disagree-Loan Estimate disclosed within 3 business days Saturday and Sunday are not included as business days with initial disclosures. - Seller-10/19/2021
Ready for Review-Disagree-Loan Estimate disclosed within 3 business days Saturday and Sunday are not included as business days with initial disclosures. - Seller-10/19/2021
Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. ****Lender to confirm Saturday as a business or non-business day. - Due Diligence Vendor-09/21/2021
																							Ready for Review-Disagree-Loan Estimate disclosed within 3 business days Saturday and Sunday are not included as business days with initial disclosures. - Seller-10/19/2021 Ready for Review-Disagree-Loan Estimate disclosed within 3 business days Saturday and Sunday are not included as business days with initial disclosures. - Seller-10/19/2021
Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-09/21/2021

 Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Received confirmation that Saturday not considered a business day. - Due Diligence Vendor-10/21/2021

																												"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$234,750.00	AZ	Investment	Refinance	Cash Out - Other
494358369	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,000.00	AL	Investment	Purchase	NA
494352008			D	B	D	A	C	B	A	A	Closed	FCRE7497	2021-10-20 18:14	2021-10-22 14:07	Resolved	1 - Information	A	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Payments now fully validated. - Due Diligence Vendor-10/22/2021 Ready for Review-Document Uploaded. Please see attached MLS information as of 1/2021 for XX for both Apartments X and X. that disclosed HOA fees as "None". For further support, see attached appraisal completed in Jan for Apartment X and appraiser stated $0 for HOA fees. - Seller-10/20/2021 Open-Missing verification of HOA for the following REOs: XXX - Due Diligence Vendor-10/18/2021	Ready for Review-Document Uploaded. Please see attached MLS information as of 1/2021 for XXX for both Apartments XX and XX. that disclosed HOA fees as "None". For further support, see attached appraisal completed in Jan for Apartment XX and appraiser stated $0 for HOA fees. - Seller-10/20/2021	Resolved-Payments now fully validated. - Due Diligence Vendor-10/22/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$438,000.00	CA	Investment	Refinance	Cash Out - Other
494352008			D	B	D	A	C	B	A	A	Closed	FCOM8844	2021-10-14 13:35	2021-10-20 15:33	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but the Business Purpose referenced Home Improvements but did not specify if it was an investment property or personal property. Full Compliance testing conducted with Le's and CD's in File - Due Diligence Vendor-10/14/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$438,000.00	CA	Investment	Refinance	Cash Out - Other
494326813			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-09-22 14:58	2021-10-20 15:31	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/22/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$170,000.00	UT	Investment	Refinance	Cash Out - Other
529868257			D	B	C	A	D	B	A	A	Closed	FCRE1186	2021-10-29 18:21	2021-11-01 14:57	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 40.09% exceeds AUS DTI of 39.41%. Lease agreements and additional documentation provided for income calculations. - Due Diligence Vendor-11/01/2021
Ready for Review-Document Uploaded. Disagree. Calculation is as follow:

Per Written VOE -
Base income = $3380.00
Overtime = $1336.93 (19.33 average. 2019 was significantly less. 19.33 month average is still conservative )
Bonus = $750.00 (31.33 average)
Subject (XXX) cash flow = 3400 (Sch E) -1212.93=$2187.07
Total income = $7654.00

Liabilities
Primary Housing is $2604.00
Negative Net Rental $599.63 (see calculation below)
All other payments of $35.00
=$3238.63

Other REO (Mission): 2 lease with gross revenue of $2475.00. After 25% vacancy $1856.25. PITI - 2455.88 (per CD and AUS) = -599.63

Ratios = 42.313%. Increase is within 3% tolerance and therefore a revised AUS would not be needed.
 - Seller-10/29/2021
Open-Audited DTI of 69.6% exceeds AUS DTI of 39.41%  Income does not match as a result of the Overtime income not being properly calculated. On the income calculator provided by the client, the WVOE bonus and Overtime YTD were calculated only using 5 months when per the WVOE on file it was 7 whole months (good through 08/01/2021) The the figures and the difference are as follows: Client- $3037.14- Audit $1753.29= $4,790.43 (deficit monthly) (income approach was YTD + 2020 + 2019) - Due Diligence Vendor-10/15/2021

Ready for Review-Document Uploaded. Disagree. Calculation is as follow:

Per Written VOE -
Base income = $3380.00
Overtime = $1336.93 (19.33 average. 2019 was significantly less. 19.33 month average is still conservative )
Bonus = $750.00 (31.33 average)
Subject (XXX) cash flow = 3400 (Sch E) -1212.93=$2187.07
Total income = $7654.00

Liabilities
Primary Housing is $2604.00
Negative Net Rental $599.63 (see calculation below)
All other payments of $35.00
=$3238.63

Other REO (XXX): 2 lease with gross revenue of $2475.00. After 25% vacancy $1856.25. PITI - 2455.88 (per CD and AUS) = -599.63

Ratios = 42.313%. Increase is within 3% tolerance and therefore a revised AUS would not be needed.
 - Seller-10/29/2021

																								Resolved-Audited DTI of 40.09% exceeds AUS DTI of 39.41%. Lease agreements and additional documentation provided for income calculations. - Due Diligence Vendor-11/01/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$165,000.00	CA	Investment	Refinance	Cash Out - Other
529868257			D	B	C	A	D	B	A	A	Closed	FCOM8844	2021-09-20 14:10	2021-10-20 15:35	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021 Open-***CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/20/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$165,000.00	CA	Investment	Refinance	Cash Out - Other
494352553	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-06 12:48	2021-10-14 12:35	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.5) - Due Diligence Vendor-10/06/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$56,175.00	MI	Investment	Purchase	NA
494343448			D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-10-29 14:55	2021-11-01 15:49	Resolved	1 - Information	A	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Verified lease amount equals amount used in calculations - Due Diligence Vendor-11/01/2021 Ready for Review-Document Uploaded. Disagree - Lease Agreements provided for the following properties: XXX. Please see attached Lease agreements for XXX - Seller-10/29/2021 Open-After review of all investment properties, file is pending receipt of Lease Agreements Missing for the following: XXX. Without this documentation, ratios will exceed agency threshold. - Due Diligence Vendor-10/28/2021	Ready for Review-Document Uploaded. Disagree - Lease Agreements provided for the following properties: XXX. - Seller-10/29/2021	Resolved-Verified lease amount equals amount used in calculations - Due Diligence Vendor-11/01/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$191,250.00	TX	Investment	Refinance	Cash Out - Other
494343448			D	A	D	A	A	A	A	A	Closed	FCRE1764	2021-10-27 20:05	2021-10-28 13:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage
Resolved-All payments for each property now fully verified. - Due Diligence Vendor-10/28/2021
Ready for Review-Document Uploaded.  Disagree - Verification of mortgage for the following properties were provided: XXX.  Please see attached pages of the credit report along with most recent mortgage statement for each property. Verification of mortgage should not be required for the following properties: XXX.  XXX is owned Free/Clear so there is not a mortgage. See attached HOI policy.  The  other 3 properties were just purchased June 2021 (F/C) and C/O refinance closed 8/XX/2021 with 1st pmt due 10/XX/2021.  Please see attached CD, 1st payment letter & previous CD (purchase in June).   - Seller-10/27/2021
Open-Missing verification of mortgage for the following REOs: XXX - Due Diligence Vendor-10/21/2021

Ready for Review-Document Uploaded.  Disagree - Verification of mortgage for the following properties were provided: XXX.  Please see attached pages of the credit report along with most recent mortgage statement for each property. Verification of mortgage should not be required for the following properties: XXX.  XXX is owned Free/Clear so there is not a mortgage. See attached HOI policy.  The  other 3 properties were just purchased June 2021 (F/C) and C/O refinance closed 8/XX/2021 with 1st pmt due 10/XX/2021.  Please see attached CD, 1st payment letter & previous CD (purchase in June).   - Seller-10/27/2021

																								Resolved-All payments for each property now fully verified. - Due Diligence Vendor-10/28/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$191,250.00	TX	Investment	Refinance	Cash Out - Other
494343448			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-27 20:21	2021-10-28 13:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-All payments for each property now fully verified. - Due Diligence Vendor-10/28/2021 Ready for Review-Document Uploaded. Disagree - Verification of taxes, insurance, and/or HOA fees for the following non-subject properties were provided: XXX. Please see attached supporting documentation (mortgage statements, tax bills, HOI and HOA (if applicable)) for all properties listed. - Seller-10/27/2021 Open-Missing verification of taxes, insurance and HOA (if applicable) for the following REOs: XXX - Due Diligence Vendor-10/21/2021	Ready for Review-Document Uploaded. Disagree - Verification of taxes, insurance, and/or HOA fees for the following non-subject properties were provided:XXX. Please see attached supporting documentation (mortgage statements, tax bills, HOI and HOA (if applicable)) for all properties listed. - Seller-10/27/2021	Resolved-All payments for each property now fully verified. - Due Diligence Vendor-10/28/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$191,250.00	TX	Investment	Refinance	Cash Out - Other
494331075	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$258,000.00	TX	Investment	Purchase	NA
494330161			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-09-23 18:30	2021-10-18 18:55	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/18/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes - Due Diligence Vendor-09/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/18/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$281,000.00	CA	Investment	Refinance	Cash Out - Other
494344060			A	A	A	A	A	A	A	A							A	A										"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$100,000.00	FL	Investment	Refinance	Cash Out - Other
494351161	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$199,500.00	FL	Investment	Purchase	NA
494344028	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-10-22 14:34	2021-10-26 13:55	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed payment includes tax and insurance escrows. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Please see attached proof of P&I, taxes and insurance for property located at XXX. The payment of $424/mth includes escrows - Seller-10/22/2021 Open-Missing mortgage statement for non subject property XXX - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Please see attached proof of P&I, taxes and insurance for property located at XXX. The payment of $424/mth includes escrows - Seller-10/22/2021	Resolved-Confirmed payment includes tax and insurance escrows. - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$68,000.00	MO	Investment	Purchase	NA
494362166	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$416,000.00	FL	Investment	Purchase	NA
494343672	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-11 17:17	2021-10-14 12:39	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$76,000.00	AR	Investment	Purchase	NA
494372672	XXX		B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-21 18:59	2021-10-11 18:28	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021		Acknowledged-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$98,250.00	FL	Investment	Refinance	Cash Out - Other
494352561	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-09-21 13:49	2021-10-13 18:50	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/13/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/21/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$140,375.00	NC	Investment	Refinance	No Cash Out - Lender Initiated
494344354	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-11 14:59	2021-10-14 12:48	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$405,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
529870143	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$352,500.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494355219	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,000.00	TX	Investment	Purchase	NA
494338444	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,500.00	MI	Investment	Refinance	No Cash Out - Lender Initiated
494359609	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1185	2021-10-21 20:36	2021-10-25 17:29	Resolved	1 - Information	D	A	Credit	Missing Doc - Approval Info	AUS Partially Provided
Resolved-Clarification along with final AUS submission provided, item is resolved. - Due Diligence Vendor-10/25/2021
Ready for Review-Document Uploaded. Acknowledge.  Letter of explanation for DU #5 - potential Red Flag provided.  See attached LOE from the Loan Officer (XXX).  - Seller-10/21/2021
Counter-Lender to provide clarification on item #5 of final DU run in file which states material data may have been altered.  Must confirm the reason for this alert from FNMA to complete analysis. - Due Diligence Vendor-10/19/2021
Open-Provide letter of explanation for DU #5- potential Red Flag  DU submission #9. LOX in file addresses no issue with #4 as stated in the original condition, however the # provided in said condition was a typo and that is why there was no redflag to comment on. - Due Diligence Vendor-10/06/2021
																							Ready for Review-Document Uploaded. Acknowledge. Letter of explanation for DU #5 - potential Red Flag provided. See attached LOE from the Loan Officer (XXX). - Seller-10/21/2021	Resolved-Clarification along with final AUS submission provided, item is resolved. - Due Diligence Vendor-10/25/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$60,000.00	NC	Investment	Purchase	NA
494359609	XXX		D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-09-22 17:54	2021-10-19 16:32	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$60,000.00	NC	Investment	Purchase	NA
494359609	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1186	2021-10-15 15:10	2021-10-19 16:32	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 31.65% is less than or equal to AUS DTI of 31.74%- resolved once verification of anticipated rents for simultaneously purchased investment property documented. - Due Diligence Vendor-10/19/2021
Ready for Review-Document Uploaded. Please see attached Rent Schedule (Form 1007) for the property located at XXX reflecting est. gross rental income of $750 per month.   - Seller-10/15/2021
Open-Audited DTI of 40.22% exceeds AUS DTI of 31.74%  DU approval reflects rental income used for property located at XXX however no documentation of rents were provided. Property was purchased 8/2021 and at a minimum the rent schedule from the appraisal was to be provided and not in the file at the time of review. Total payment included in DTI is -$513.29 causing the increase to 40.22% and is not within tolerance. - Due Diligence Vendor-10/06/2021
																							Ready for Review-Document Uploaded. Please see attached Rent Schedule (Form 1007) for the property located at XXX reflecting est. gross rental income of $750 per month. - Seller-10/15/2021	Resolved-Audited DTI of 31.65% is less than or equal to AUS DTI of 31.74%- resolved once verification of anticipated rents for simultaneously purchased investment property documented. - Due Diligence Vendor-10/19/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$60,000.00	NC	Investment	Purchase	NA
494357485	XXX		D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-09-21 19:18	2021-10-25 17:18	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/21/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$450,000.00	CA	Investment	Refinance	Cash Out - Other
494363823	XXX		D	A	A	A	D	A	C	A	Closed	FCOM1231	2021-10-13 17:47	2021-10-26 17:31	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Disagree. Initial executed and dated 1003 provided. Please see attached initial executed and dated 1003. - Seller-10/13/2021 Open-The Initial 1003 is Missing Provide the initial 1003 executed and dated by the required parties as only the final 1003 was provided at review and application date is required to be established. - Due Diligence Vendor-10/06/2021	Ready for Review-Document Uploaded. Disagree. Initial executed and dated 1003 provided. Please see attached initial executed and dated 1003. - Seller-10/13/2021	Resolved-The Initial 1003 is Present - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,000.00	RI	Investment	Purchase	NA
494363823	XXX		D	A	A	A	D	A	C	A	Closed	FPRO5405	2021-09-22 15:09	2021-10-14 12:52	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,000.00	RI	Investment	Purchase	NA
494349096	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-10-21 14:58	2021-10-25 17:15	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Borrower 1 3rd Party VOE prior to sale to GSE was provided, which is acceptable. - Due Diligence Vendor-10/25/2021
Ready for Review-Document Uploaded. Acknowledge -  3rd party verification of employment provided for Borrower 1 (XXX) from 2nd job with  XXX.  Please see attached 3rd party verification of employment reflecting Borrower 1 (XXX) is currently employed with XXX (2nd job) as of 10/19/2021. - Seller-10/21/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide VVOE for borrowers 2bd job with XXX as income was utilized for approval. No Verbal VOE was provided at the time of review, only for the borrowers 1st job with XXX. - Due Diligence Vendor-10/06/2021
																							Ready for Review-Document Uploaded. Acknowledge - 3rd party verification of employment provided for Borrower 1 (XXX) from 2nd job with XXX. Please see attached 3rd party verification of employment reflecting Borrower 1 (XXX) is currently employed with XXX (2nd job) as of 10/19/2021. - Seller-10/21/2021	Resolved-Borrower 1 3rd Party VOE prior to sale to GSE was provided, which is acceptable. - Due Diligence Vendor-10/25/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$405,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494356176	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1316	2021-10-19 17:01	2021-10-19 18:39	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-10/19/2021 Ready for Review-Document Uploaded. 3rd Party VVOE for Borrower 1 (XXX) from current employer (XXX) prior to close provided. Please see attached VVOE. - Seller-10/19/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. 3rd Party VVOE for Borrower 1 (XXX) from current employer (XXX) prior to close provided. Please see attached VVOE. - Seller-10/19/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-10/19/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,000.00	NM	Investment	Purchase	NA
494356176	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1159	2021-10-15 19:06	2021-10-19 18:36	Resolved	1 - Information	A	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Confirmation of no claims made on gap coverage affirmed per below- no revision to policy required. - Due Diligence Vendor-10/19/2021 Ready for Review-Disagree - XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 08/XX to 8/XX. - Seller-10/15/2021 Open-Hazard Insurance Effective Date of 08-XX-2021 is after the Disbursement Date of 08-XX-2021 per post-closing CD. Please provide confirmation of gap coverage or revision to policy. - Due Diligence Vendor-10/14/2021	Ready for Review-Disagree - XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time from 08/26 to 8/27. - Seller-10/15/2021	Resolved-Confirmation of no claims made on gap coverage affirmed per below- no revision to policy required. - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,000.00	NM	Investment	Purchase	NA
494356176	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1157	2021-10-13 18:38	2021-10-14 15:24	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy provided in re-submission. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Insurance found in file contains adequate coverage - Seller-10/13/2021 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Insurance found in file contains adequate coverage - Seller-10/13/2021	Resolved-Hazard Insurance Policy provided in re-submission. - Due Diligence Vendor-10/14/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,000.00	NM	Investment	Purchase	NA
494357381	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$127,500.00	IL	Investment	Purchase	NA
494379652	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-23 17:21	2021-10-14 12:57	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$424,809.00	CA	Investment	Purchase	NA
494343361	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-10-28 18:46	2021-11-01 15:00	Resolved	1 - Information	A	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Subject property was counted twice and a $950 car loan with less than 10 payments was not excluded. Updated ratio 48% - Due Diligence Vendor-11/01/2021
Ready for Review-Document Uploaded. Disagree - Audited DTI of 72.77% exceeds AUS DTI of 47.09% is not accurate.  Discrepancy largely due to lender using net rents for XXX property of -$2,239 vs. -$2,890.42; XXX of $120/mo vs. -$475.67 &  XXX of $67 vs. -$586.71 average from two years’ Schedule E calculations are not accurate.XXX - Please note there is no indication the HOA dues are other than annual based on documentation provided. The HOA bill is of $843 + $540 = $1,383 / 12 = $115.25/mo.  Invoice date 11/XX/20 with due date of 1/XX/2021 would not reflect monthly dues plus page #14 & #51 of Tax Returns reflect $550 for HOA based on XXX. PITIA of $2,239 ($2,124 + $115.25) is accurate.  Please see attached PITI & HOA for XXX & page #14 (under Other line 19 Expenses) & #51 of 2020 1040’s.  Taxes and insurance are escrowed for the following properties: XXX (PITI: $1,171; HOA: $375 /12 = 31.25/mo) & XXX (PITI: $1,216; HOA: $375 /12 = 31.25/mo).  Please see attached Mortgage statements and HOA documentation for each property.  Please also see attached most recent AUS (DU findings) under Section #15 that requires borrower’s most recent federal income tax returns to verify the net rental income or loss and not 2 years tax returns.   - Seller-10/28/2021
Open-Audited DTI of 72.77% exceeds AUS DTI of 47.09%.  Discrepancy is largely due to lender using net rents for XXX property of -$2,239 vs. -$2,890.42.  Additionally, final 1003 reflects net rental income for XXX as $120/mo vs. -$475.67 average from two years’ Schedule E calculations provided.  Lastly, XXX net used at origination is $67 vs. -$586.71 net average from prior two years.  If taxes and insurance are escrowed on these properties, please provide current statements affirming same to revise calculations or other supporting documentation which will bring ratios in line. - Due Diligence Vendor-10/21/2021

Ready for Review-Document Uploaded. Disagree - Audited DTI of 72.77% exceeds AUS DTI of 47.09% is not accurate.  Discrepancy largely due to lender using net rents for XXX property of -$2,239 vs. -$2,890.42; XXX of $120/mo vs. -$475.67 & XXX of $67 vs. -$586.71 average from two years’ Schedule E calculations are not accurate. XXX - Please note there is no indication the HOA dues are other than annual based on documentation provided. The HOA bill is of $843 + $540 = $1,383 / 12 = $115.25/mo.  Invoice date 11/XX/20 with due date of 1/XX/2021 would not reflect monthly dues plus page #14 & #51 of Tax Returns reflect $550 for HOA based on XXX. PITIA of $2,239 ($2,124 + $115.25) is accurate.  Please see attached PITI & HOA for XXX. & page #14 (under Other line 19 Expenses) & #51 of 2020 1040’s.  Taxes and insurance are escrowed for the following properties: XXX (PITI: $1,171; HOA: $375 /12 = 31.25/mo) & XXX (PITI: $1,216; HOA: $375 /12 = 31.25/mo).  Please see attached Mortgage statements and HOA documentation for each property.  Please also see attached most recent AUS (DU findings) under Section #15 that requires borrower’s most recent federal income tax returns to verify the net rental income or loss and not 2 years tax returns.   - Seller-10/28/2021

																								Resolved-Subject property was counted twice and a $950 car loan with less than 10 payments was not excluded. Updated ratio 48% - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$146,400.00	TX	Investment	Refinance	Cash Out - Other
494343361	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-10-19 14:50	2021-11-01 14:56	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing
Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-11/01/2021
Resolved-Borrower 1 Lease Agreements requested below have been provided- additional item opened for remaining documentation needed. - Due Diligence Vendor-10/21/2021
Ready for Review-Document Uploaded. Lease Agreements provided for the following properties:XXX.  Please note all properties mentioned were purchased June 2021 so gross rental amount x 75 % minus PITIA payments was used to qualify for each property to determine net rental loss.  Please see attached documents that include CD’s, lease agreements and evidence of PITIA for XXX.  Please also Fannie Mae Section B3-3.1-08 regarding fully executed lease agreement(s) used to determine the gross rental income to be used in the net rental income (or loss) calculation when property was acquired after the last tax filing year. - Seller-10/19/2021
Open-Borrower 1 Lease Agreements Missing Provide lease agreements for XXX as they were not provided at the time of review to evidence rental income utilized as approved on DU for positive net rents. Additionally, provided income worksheets for said properties. Without evidence of net rents, DTI does not qualify.  - Due Diligence Vendor-10/11/2021

Ready for Review-Document Uploaded. Lease Agreements provided for the following properties: XXX.  Please note all properties mentioned were purchased June 2021 so gross rental amount x 75 % minus PITIA payments was used to qualify for each property to determine net rental loss.  Please see attached documents that include CD’s, lease agreements and evidence of PITIA for XXX.  Please also Fannie Mae Section B3-3.1-08 regarding fully executed lease agreement(s) used to determine the gross rental income to be used in the net rental income (or loss) calculation when property was acquired after the last tax filing year. - Seller-10/19/2021

																								Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-11/01/2021 Resolved-Borrower 1 Lease Agreements requested below have been provided- additional item opened for remaining documentation needed. - Due Diligence Vendor-10/21/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$146,400.00	TX	Investment	Refinance	Cash Out - Other
494330893	XXX		D	B	A	A	D	B	C	A	Closed	finding-3652	2021-10-26 19:53	2021-10-27 16:36	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-Updated docs provided showing reimbursement to borrower curing issue. - Due Diligence Vendor-10/27/2021

Ready for Review-Document Uploaded. Disagree - Restitution documentation has been received and uploaded. See attachments. - Seller-10/26/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,640.20) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,655.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender Credits decreased from $3,655.00 on Initial CD to $1,640.20 on Final CD. - Due Diligence Vendor-09/24/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,640.20) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,655.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/24/2021
																							Ready for Review-Document Uploaded. Disagree - Restitution documentation has been received and uploaded. See attachments. - Seller-10/26/2021	Resolved-Updated docs provided showing reimbursement to borrower curing issue. - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$498,000.00	CA	Investment	Refinance	Cash Out - Other
494330893	XXX		D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-09-23 20:45	2021-10-25 17:18	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/23/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$498,000.00	CA	Investment	Refinance	Cash Out - Other
494330893	XXX		D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-09-22 21:23	2021-10-14 13:04	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$498,000.00	CA	Investment	Refinance	Cash Out - Other
279867292	XXX		B	B	A	A	B	B	A	A	Closed	FPRO1244	2021-10-13 18:51	2021-10-14 13:06	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$230,000.00	MA	Investment	Refinance	Cash Out - Other
279867292	XXX		B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-23 12:38	2021-10-11 21:03	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-09/23/2021		Acknowledged-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-09/23/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$230,000.00	MA	Investment	Refinance	Cash Out - Other
494360799	XXX		D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-09-23 18:17	2021-10-18 20:21	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/18/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes) - Due Diligence Vendor-09/23/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$540,000.00	NY	Investment	Refinance	Cash Out - Other
494343107	XXX		B	A	A	A	A	A	B	A	Closed	FPRO5405	2021-10-13 18:31	2021-10-19 14:09	Resolved	1 - Information	B	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$384,000.00	FL	Investment	Refinance	No Cash Out - Lender Initiated
494328523	XXX		A	A	A	A	A	A	A	A	Closed	FPRO5405	2021-10-19 01:32	2021-10-19 14:07	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/19/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494357626	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-10-15 14:40	2021-10-19 13:57	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Payment validated with statement and confirmed in line with amount stated. - Due Diligence Vendor-10/19/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/15/2021 Open-Missing mortgage statement for non subject property XXX - Due Diligence Vendor-09/19/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/15/2021	Resolved-Payment validated with statement and confirmed in line with amount stated. - Due Diligence Vendor-10/19/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	WA	Investment	Purchase	NA
494360536	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1491	2021-10-21 13:23	2021-10-22 16:52	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements
Resolved-Sufficient funds for cash to close and reserves documented with re-submission.  One large deposit not addressed, however even removing this amount all requirements of AUS have been met.  Retirement account applied at 100% as >20% more than amount needed is in evidence. - Due Diligence Vendor-10/22/2021
Ready for Review-Document Uploaded. Please see attached 2 months bank statements for FTC and required reserves - Seller-10/21/2021
Open-Provide retirement funds XXX statement account IRA amount $67,561.60, Provide bank statement covering a two months period. At the time of review, only a VOD for savings account with $525.94 was provided. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Please see attached 2 months bank statements for FTC and required reserves - Seller-10/21/2021	Resolved-Sufficient funds for cash to close and reserves documented with re-submission. One large deposit not addressed, however even removing this amount all requirements of AUS have been met. Retirement account applied at 100% as >20% more than amount needed is in evidence. - Due Diligence Vendor-10/22/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$155,948.00	TX	Investment	Purchase	NA
494335557	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$494,700.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494358162	XXX		D	A	D	A	D	A	A	A	Closed	FCRE1328	2021-11-02 19:37	2021-11-02 20:27	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 W2/1099 Missing
Resolved-Concur with the above- validation of amount paid by business provided with tax transcripts. - Due Diligence Vendor-11/02/2021
Ready for Review-Document Uploaded. Disagree - The tax returns show that a portion of the borrower's earnings from self-employment were paid through W-2. A copy of the actual W-2 form is not needed and arguable could not be considered a third party record since it is prepared by the borrower directly, or indirectly. The tax returns alone are sufficient.  Borrower is also no longer self-employed. The borrower was previously owner of XXX and 2020 1040’s were provided which reflect $60,000 in wages from XXX on Salaries & Wages Report. Please see attached page of 2020 1040’s reflecting $60,000 from XXX. - Seller-11/02/2021
Open-Borrower 1 W2/1099 Missing Missing 2020 W2 Borrower WVOE only has YTD - Due Diligence Vendor-10/12/2021

Ready for Review-Document Uploaded. Disagree - The tax returns show that a portion of the borrower's earnings from self-employment were paid through W-2. A copy of the actual W-2 form is not needed and arguable could not be considered a third party record since it is prepared by the borrower directly, or indirectly. The tax returns alone are sufficient.  Borrower is also no longer self-employed. The borrower was previously owner of XXX and 2020 1040’s were provided which reflect $60,000 in wages fromXXX on Salaries & Wages Report. Please see attached page of 2020 1040’s reflecting $60,000 from XXX. - Seller-11/02/2021

																								Resolved-Concur with the above- validation of amount paid by business provided with tax transcripts. - Due Diligence Vendor-11/02/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$237,000.00	UT	Investment	Purchase	NA
494358162	XXX		D	A	D	A	D	A	A	A	Closed	FCRE1479	2021-11-02 19:55	2021-11-02 20:27	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements
Resolved-Settlement Statement in file for sale of investment property with proceeds held in escrow for 1031 exchange.  This is a permissible source of funds to close.  Further, while a penalty would apply to withdraw funds for reserves rather than another purchase, nominal amount needed per LP ($12,482 vs. total remaining balance of $177,899 after closing) is sufficient. - Due Diligence Vendor-11/02/2021
Ready for Review-Document Uploaded. Please see the attached document. The CD shows a deposit from XXX which is a section 1031 exchange entity. Provided is documentation evidencing the source of funds from the sale of the borrower’s investment property at XXX. The settlement statement evidences that the proceeds from the sale of the borrower property are held by XXX. Those proceeds totaled $XXX. Required funds to purchase subject property were $XXX. - Seller-11/02/2021
Open-Missing Bank Statements to verify assets - Due Diligence Vendor-09/24/2021
																							Ready for Review-Document Uploaded. Please see the attached document. The CD shows a deposit from XXX which is a section 1031 exchange entity. Provided is documentation evidencing the source of funds from the sale of the borrower’s investment property at XXX. The settlement statement evidences that the proceeds from the sale of the borrower property are held by XXX. Those proceeds totaled $XXX. Required funds to purchase subject property were $XXX. - Seller-11/02/2021	Resolved-Settlement Statement in file for sale of investment property with proceeds held in escrow for 1031 exchange. This is a permissible source of funds to close. Further, while a penalty would apply to withdraw funds for reserves rather than another purchase, nominal amount needed per LP ($12,482 vs. total remaining balance of $177,899 after closing) is sufficient. - Due Diligence Vendor-11/02/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$237,000.00	UT	Investment	Purchase	NA
494358162	XXX		D	A	D	A	D	A	A	A	Closed	FCOM1232	2021-10-14 20:08	2021-10-28 14:45	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Final 1003 is Missing	Resolved-Final 1003 provided as conditioned - Due Diligence Vendor-10/26/2021 Resolved-The Final 1003 is Present - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Attached is the Final 1003 (Application) - Seller-10/14/2021 Open-The Final 1003 is Missing - Due Diligence Vendor-10/12/2021	Ready for Review-Document Uploaded. Attached is the Final 1003 (Application) - Seller-10/14/2021	Resolved-Final 1003 provided as conditioned - Due Diligence Vendor-10/26/2021 Resolved-The Final 1003 is Present - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$237,000.00	UT	Investment	Purchase	NA
494334943	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$390,000.00	VA	Investment	Purchase	NA
494377504	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$523,125.00	NC	Investment	Purchase	NA
494346821	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	GA	Investment	Purchase	NA
494378245	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1204	2021-10-14 19:08	2021-10-15 10:43	Resolved	1 - Information	C	A	Credit	Eligibility	XXX report Shows Uncleared Alerts	Resolved-Confirmed all flagged variances were addressed on report provided. - Due Diligence Vendor-10/15/2021 Ready for Review-Document Uploaded. Disagree. See attached XXX report. All required alerts were cleared as per pages 1-5. - Seller-10/14/2021 Open-XXX report Shows Uncleared Alerts Page 17 name and addresses discrepancy - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. Disagree. See attached XXX report. All required alerts were cleared as per pages 1-5. - Seller-10/14/2021	Resolved-Confirmed all flagged variances were addressed on report provided. - Due Diligence Vendor-10/15/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	AR	Investment	Purchase	NA
494378245	XXX		C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-09-23 15:44	2021-10-14 13:10	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	AR	Investment	Purchase	NA
494406601	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-08 20:03	2021-10-13 18:52	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/13/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/08/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$207,000.00	UT	Investment	Refinance	No Cash Out - Lender Initiated
494342172	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,500.00	NC	Investment	Purchase	NA
494358760	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494361805	XXX		B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-20 18:34	2021-10-11 21:30	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/20/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/20/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$368,000.00	CA	Investment	Refinance	Cash Out - Other
494349818	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-27 16:37	2021-10-27 17:02	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-INS with RCE statement provided  - Due Diligence Vendor-10/27/2021
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. Documentation received confirming the replacement value of the property is XXX as the INS dwelling coverage amount reflects the same. - Seller-10/27/2021
Counter-HOI provided has dwelling coverage of $XXX with 100% replacement cost up to the dwelling coverage. Loan amount is $XXX and RCE was not provided to determine if dwelling coverage is sufficient.  - Due Diligence Vendor-10/19/2021
Ready for Review-Document Uploaded. HOI is located in file and states the policy contains 100% replacement cost coverage up to dwelling amount. - Seller-10/13/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXs less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/22/2021
																							Ready for Review-Document Uploaded. Documentation received confirming the replacement value of the property is XXX as the INS dwelling coverage amount reflects the same. - Seller-10/27/2021 Ready for Review-Document Uploaded. HOI is located in file and states the policy contains 100% replacement cost coverage up to dwelling amount. - Seller-10/13/2021	Resolved-INS with RCE statement provided - Due Diligence Vendor-10/27/2021 Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$460,000.00	FL	Investment	Purchase	NA
494339953	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$343,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494331860	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$492,000.00	CA	Investment	Purchase	NA
494409005	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-15 14:43	2021-10-18 17:23	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient replacement cost coverage in effect per insurer's estimate to rebuild. - Due Diligence Vendor-10/18/2021 Ready for Review-Document Uploaded. RCE received and uploaded - Seller-10/15/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXXis less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. RCE received and uploaded - Seller-10/15/2021	Resolved-Confirmed sufficient replacement cost coverage in effect per insurer's estimate to rebuild. - Due Diligence Vendor-10/18/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$504,000.00	NY	Investment	Purchase	NA
494409005	XXX		C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-23 18:26	2021-10-14 13:11	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$504,000.00	NY	Investment	Purchase	NA
494358328	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-21 20:16	2021-10-29 15:40	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/29/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/21/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/29/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$701,250.00	FL	Investment	Purchase	NA
494350285	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-23 13:08	2021-11-03 15:53	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $282400 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $282400 - Due Diligence Vendor-11/03/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $244900 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $292000 - Due Diligence Vendor-10/28/2021		Resolved-Hazard Insurance Coverage Amount of $282400 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $282400 - Due Diligence Vendor-11/03/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$525,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494373431	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-22 16:46	2021-10-19 13:57	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$158,360.00	TX	Investment	Purchase	NA
494343067	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1168	2021-10-19 12:09	2021-10-20 15:57	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage in place per insurer's estimate of cost to rebuild. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. RCE received and uploaded - Seller-10/19/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $420000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $513000 - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. RCE received and uploaded - Seller-10/19/2021	Resolved-Confirmed sufficient coverage in place per insurer's estimate of cost to rebuild. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$513,000.00	CA	Investment	Purchase	NA
494343067	XXX		D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-10-15 13:52	2021-10-18 17:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Payment confirmed for property listed. - Due Diligence Vendor-10/18/2021 Ready for Review-Document Uploaded. Please see attached documentation for P&I, taxes, HOA dues and insurance on XXX property. - Seller-10/15/2021 Open-&I, taxes, and HOA fees for XXX - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Please see attached documentation for P&I, taxes, HOA dues and insurance on XXX property. - Seller-10/15/2021	Resolved-Payment confirmed for property listed. - Due Diligence Vendor-10/18/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$513,000.00	CA	Investment	Purchase	NA
494343067	XXX		D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-09-22 19:49	2021-10-18 17:15	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/18/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/18/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$513,000.00	CA	Investment	Purchase	NA
494343067	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1204	2021-10-14 19:26	2021-10-15 10:38	Resolved	1 - Information	C	A	Credit	Eligibility	XXX report Shows Uncleared Alerts
Resolved-Confirmed file documents the same-party sales professional- no additional affiliations indicated. - Due Diligence Vendor-10/15/2021
Resolved-All XX Report Alerts have been cleared or None Exist - Due Diligence Vendor-10/15/2021
Ready for Review-Not a material issue.  The alert is for a potential non-arms length transaction however it is the loan officer and selling realtor that are the same person.  A non-arms length transaction is defined as a purchase transaction in which there is a relationship or business affiliation between the seller and the buyer of the property which does not apply here.  Both the selling realtor and loan officer work on behalf of our purchaser, they are not affiliated with the seller, so this is still an arms length transaction.    - Seller-10/14/2021
Open-XXX report Shows Uncleared Alerts - Due Diligence Vendor-09/22/2021
																							Ready for Review-Not a material issue. The alert is for a potential non-arms length transaction however it is the loan officer and selling realtor that are the same person. A non-arms length transaction is defined as a purchase transaction in which there is a relationship or business affiliation between the seller and the buyer of the property which does not apply here. Both the selling realtor and loan officer work on behalf of our purchaser, they are not affiliated with the seller, so this is still an arms length transaction. - Seller-10/14/2021	Resolved-Confirmed file documents the same-party sales professional- no additional affiliations indicated. - Due Diligence Vendor-10/15/2021 Resolved-All XXX report Alerts have been cleared or None Exist - Due Diligence Vendor-10/15/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$513,000.00	CA	Investment	Purchase	NA
494344811	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-08 13:12	2021-10-18 16:00	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.1) - Due Diligence Vendor-10/18/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/18/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021

Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-10/08/2021
																								Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.1) - Due Diligence Vendor-10/18/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/18/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$68,000.00	MO	Investment	Purchase	NA
494386849	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1437	2021-10-26 13:44	2021-10-27 15:24	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Uploaded documentation provided supports commentary and income is now complete. - Due Diligence Vendor-10/27/2021
Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. Please see attached documentation provided that supports and documents  2 years receipt of bonus income.  While it seems that the employer would not actually provide a break down, the borrower’s base wages reported and the total of income he received demonstrates receipt.  The employer also indicated on the 2020 VOEs that bonus was received and likely to continue.  The client was correct in averaging and was most conservative.

 - Seller-10/26/2021
Open-Income and Employment Do Not Meet Guidelines Lender calculation of $8,222.09 for B1 W2 income from XXX was a combination of Wages and Bonus. File contains VVOE with YTD bonus for 2021 only. B1 base salary calculation is $4853.34 monthly. Missing VVOE to support 2 years bonus income of $3,368.75 monthly used to qualify. - Due Diligence Vendor-10/06/2021
																							Ready for Review-Document Uploaded. Please see attached documentation provided that supports and documents 2 years receipt of bonus income. While it seems that the employer would not actually provide a break down, the borrower’s base wages reported and the total of income he received demonstrates receipt. The employer also indicated on the 2020 VOEs that bonus was received and likely to continue. The client was correct in averaging and was most conservative. - Seller-10/26/2021	Resolved-Uploaded documentation provided supports commentary and income is now complete. - Due Diligence Vendor-10/27/2021 Resolved-Income and Employment Meet Guidelines - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$59,925.00	MO	Investment	Purchase	NA
494386849	XXX		C	A	C	A	A	A	A	A	Closed	FPRO1244	2021-10-13 18:53	2021-10-14 13:16	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$59,925.00	MO	Investment	Purchase	NA
494361471	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-25 18:59	2021-10-27 13:48	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-RCE provided showing insurance coverage is adequate. - Due Diligence Vendor-10/27/2021
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. Attached is the RCE - Seller-10/25/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ Missing replacement cost estimator. Loan amount is $XXX and coverage is $XXX - Due Diligence Vendor-10/08/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-09/23/2021
																							Ready for Review-Document Uploaded. Attached is the RCE - Seller-10/25/2021	Resolved-RCE provided showing insurance coverage is adequate. - Due Diligence Vendor-10/27/2021 Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$962,500.00	CA	Investment	Purchase	NA
494361471	XXX		C	A	C	A	A	A	A	A	Closed	FPRO1244	2021-10-13 18:54	2021-10-14 13:19	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$962,500.00	CA	Investment	Purchase	NA
494348963	XXX		D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-29 14:06	2021-11-01 13:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Taxes, insurance provided and match figures used by Lender. XXX uploaded shows no HOA payment. - Due Diligence Vendor-11/01/2021
Ready for Review-Document Uploaded. Please see attached tax bill from the county assessor's office, hazard policy and proof no HOA on property at XXX.  A review of the file indicates that the housing expense for the primary residence used in qualifying is more than the actual expenses.   There is no requirement to rerun the AUS due to over qualifying. - Seller-10/29/2021
Open-Missing verification of primary residence at XXX, full housing expense. Lender used $1,079.83. File contains HOI $107.51 and Tax of $423.83 = $531.34 monthly.  - Due Diligence Vendor-09/21/2021
																							Ready for Review-Document Uploaded. Please see attached tax bill from the county assessor's office, hazard policy and proof no HOA on property at XXX. A review of the file indicates that the housing expense for the primary residence used in qualifying is more than the actual expenses. There is no requirement to rerun the AUS due to over qualifying. - Seller-10/29/2021	Resolved-Taxes, insurance provided and match figures used by Lender. XXX uploaded shows no HOA payment. - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	OR	Investment	Purchase	NA
494425313	XXX		D	A	D	A	A	A	C	A	Closed	FPRO1244	2021-10-13 16:31	2021-10-14 13:23	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-Secondary valuation product required as original appraisal is a 1025 form and thus not eligible for CU Scoring. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$464,000.00	CA	Investment	Refinance	Cash Out - Other
494425313	XXX		D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-10-13 14:38	2021-10-13 17:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-All payments validated for each property, ratios remain in line to final AUS. - Due Diligence Vendor-10/13/2021 Ready for Review-Document Uploaded. Please see attached documentation for all five properties. - Seller-10/13/2021 Open-Missing verification for tax, insurance and any HOA for primary residence at XXX. Missing verification of property tax and any HOA for all REO's XXX XXX XXX XXX - Due Diligence Vendor-10/06/2021	Ready for Review-Document Uploaded. Please see attached documentation for all five properties. - Seller-10/13/2021	Resolved-All payments validated for each property, ratios remain in line to final AUS. - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$464,000.00	CA	Investment	Refinance	Cash Out - Other
494425313	XXX		D	A	D	A	A	A	C	A	Closed	FPRO1245	2021-10-13 13:23	2021-10-13 16:35	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal is Expired	Resolved-Primary Value Appraisal is Not Expired- Re-Certification of Value provided affirming no change to market estimate. - Due Diligence Vendor-10/13/2021 Ready for Review-Document Uploaded. Disagree. Please see attached 1004D (Appraisal Update) from file, dated 8/XX/21, used to extend appraisal expiration date. - Seller-10/13/2021 Open-Primary Value Appraisal is Expired Appraisal in file dated 3/XX/2021 - Due Diligence Vendor-10/06/2021 Open-Primary Value Appraisal is Expired - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Disagree. Please see attached 1004D (Appraisal Update) from file, dated 8/XX/21, used to extend appraisal expiration date. - Seller-10/13/2021	Resolved-Primary Value Appraisal is Not Expired- Re-Certification of Value provided affirming no change to market estimate. - Due Diligence Vendor-10/13/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$464,000.00	CA	Investment	Refinance	Cash Out - Other
494365672	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$547,200.00	CA	Investment	Purchase	NA
494324305	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$271,500.00	OR	Investment	Refinance	No Cash Out - Lender Initiated
529867556	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,375.00	TX	Investment	Purchase	NA
494456728	XXX		C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-28 14:42	2021-10-20 14:13	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/20/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/20/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$348,750.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494456728	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-19 20:20	2021-10-20 14:03	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed per insurer's estimated cost to rebuild sufficient coverage is in effect. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator attached - Seller-10/19/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator attached - Seller-10/19/2021	Resolved-Confirmed per insurer's estimated cost to rebuild sufficient coverage is in effect. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$348,750.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494348867	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-10-20 18:19	2021-10-22 15:42	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-Copy of amended policy term provided. - Due Diligence Vendor-10/22/2021
Ready for Review-Document Uploaded. Hazard Insurance Policy with effective date and expiration date 08/XX/21 - 08/XX/22 is in file. See attachment. - Seller-10/20/2021
Counter-File does not contain a copy of policy from 8/XX/20-8/XX/21- only renewal was provided.  Please submit policy effective at time of closing, or confirmation of gap coverage for the 7 days between Disbursement and Policy Effective Date. - Due Diligence Vendor-10/20/2021
Ready for Review-Document Uploaded. Disagree - Hazard Insurance Policy with effective date 08/XX/21 in file. See attachment. - Seller-10/18/2021
Open-Hazard Insurance Effective Date of 08-XX-2021 is after the Disbursement Date of 08-XX-2021 - Due Diligence Vendor-09/28/2021
																							Ready for Review-Document Uploaded. Hazard Insurance Policy with effective date and expiration date 08/XX/21 - 08/XX/22 is in file. See attachment. - Seller-10/20/2021 Ready for Review-Document Uploaded. Disagree - Hazard Insurance Policy with effective date 08/XX/21 in file. See attachment. - Seller-10/18/2021	Resolved-Copy of amended policy term provided. - Due Diligence Vendor-10/22/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$180,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494345446	XXX		D	A	C	A	D	A	A	A	Closed	FCRE1168	2021-10-28 21:50	2021-11-01 15:17	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-11/01/2021
Open- - Due Diligence Vendor-11/01/2021
Resolved-Master policy with guaranteed replacement cost provided. - Due Diligence Vendor-11/01/2021
Ready for Review-Document Uploaded. Master Policy Attached - Seller-10/28/2021
Open-Condition remains - subject is an attached PUD and not a condo per the appraisal and the title. Additional coverage is needed for said property. - Due Diligence Vendor-10/26/2021
Ready for Review-Per Insurance company: XXX
Hi XXX,

Sorry for missing your email last week.

But there’s no replacement cost estimator for Condo policies because this type of insurance only cover walls-in.

Thank you!

Sincerely,
XXX - Seller-10/XX/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/27/2021
																							Ready for Review-Document Uploaded. Master Policy Attached - Seller-10/28/2021 Ready for Review-Per Insurance company: XXX Hi XXX, Sorry for missing your email last week. But there’s no replacement cost estimator for Condo policies because this type of insurance only cover walls-in. Thank you! Sincerely, XXX - Seller-10/25/2021	Resolved-Hazard Insurance Coverage Amount of $101861021 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-11/01/2021 Resolved-Master policy with guaranteed replacement cost provided. - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$180,000.00	CA	Investment	Purchase	NA
494345446	XXX		D	A	C	A	D	A	A	A	Closed	FCRE1167	2021-11-01 15:17	2021-11-01 15:17	Resolved	1 - Information	A	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s)and Replacement Cost Estimator by Insurer was not Provided	Resolved-Sufficent Hazard Insurance Coverage is provided or Guaranteed Replacement Coverage is present and Insurer has provided Replacement Cost Estimator - Due Diligence Vendor-11/01/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $XXXs less than all Subject Lien(s), and Guaranteed Replacement Coverage is provided but Replacement Cost Estimator by Insurer was not Provided - Due Diligence Vendor-11/01/2021		Resolved-Sufficent Hazard Insurance Coverage is provided or Guaranteed Replacement Coverage is present and Insurer has provided Replacement Cost Estimator - Due Diligence Vendor-11/01/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$180,000.00	CA	Investment	Purchase	NA
494345446	XXX		D	A	C	A	D	A	A	A	Closed	FCOM1544	2021-10-19 17:04	2021-10-26 17:43	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. CD signed at closing - Seller-10/19/2021 Open-TRID: Missing Final Closing Disclosure XXX`s signature is missing - Due Diligence Vendor-09/27/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. CD signed at closing - Seller-10/19/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$180,000.00	CA	Investment	Purchase	NA
494363936	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,000.00	TN	Investment	Purchase	NA
494361783	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-10-26 15:52	2021-10-27 15:35	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Updated docs provided showing all terms updated on the LP approval and meet as conditioned. - Due Diligence Vendor-10/27/2021
Resolved-Audited DTI of 47.95% is less than or equal to AUS DTI of 48%  - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. Acknowledge - Please see attached updated LP findings with subject property net rental loss of $150.29 per month. DTI updated to 47.95%. - Seller-10/26/2021
Counter-Discrepancy is due to LP excluding net rental calculation loss of $150.46/mo.  1007 provides an anticipated fair market rent of $1,800 at 75% results in $1,350 - $1,500.46 PITIA.  As referenced on Page 6 of the previously attached guideline, this must be included in liabilities.  DTI of 47.95% is confirmed based on prior self-employed income calculation, PITI for primary, other debts, and rent loss. - Due Diligence Vendor-10/21/2021
Ready for Review-Document Uploaded. Disagree – DTI of 45 % is accurate.  Primary housing expense of $2,304 with XXX already included in DTI.  Rental income from the subject property (XXX) is being used for qualifying as reflected on Form 1007 (est gross monthly rent $1,800/mo) used to offset PITIA.  Please see attached most recent AUS (LP) findings along with Form 1007, XXX mortgage statement for current primary located at XXX and Borrower LOE stating no HOA on primary residence.  Please also see attached Freddie Mac Section 5306.1 reflecting net rental income can be used to offset the principal, interest, taxes and insurance (PITI) - Seller-10/19/2021
Open-Audited DTI of 47.95% exceeds AUS DTI of 45%  Audited DTI of 85.24% exceeds AUS DTI of 45%  Added Housing expense $2211.55 $the DTI up to 85.24 - Due Diligence Vendor-09/27/2021

Ready for Review-Document Uploaded. Acknowledge - Please see attached updated LP findings with subject property net rental loss of $150.29 per month. DTI updated to 47.95%. - Seller-10/26/2021
 Ready for Review-Document Uploaded. Disagree – DTI of 45 % is accurate.  Primary housing expense of $2,304 with XXX Escrow already included in DTI.  Rental income from the subject property (XXX) is being used for qualifying as reflected on Form 1007 (est gross monthly rent $1,800/mo) used to offset PITIA.  Please see attached most recent AUS (LP) findings along with Form 1007, XXX Escrow mortgage statement for current primary located at XXX and Borrower LOE stating no HOA on primary residence.  Please also see attached Freddie Mac Section 5306.1 reflecting net rental income can be used to offset the principal, interest, taxes and insurance (PITI) - Seller-10/19/2021

																								Resolved-Updated docs provided showing all terms updated on the LP approval and meet as conditioned. - Due Diligence Vendor-10/27/2021 Resolved-Audited DTI of 47.95% is less than or equal to AUS DTI of 48% - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,500.00	TX	Investment	Purchase	NA
494338892	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$525,000.00	TX	Investment	Purchase	NA
494348671	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,000.00	GA	Investment	Purchase	NA
494346991	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-28 16:57	2021-10-26 12:46	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$196,000.00	WI	Investment	Refinance	No Cash Out - Lender Initiated
494331691	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$487,500.00	CA	Investment	Purchase	NA
529866980	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-14 15:08	2021-10-19 14:54	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-Missing 3rd party valuation - Due Diligence Vendor-10/14/2021 Open-missing 3rd party valuation - Due Diligence Vendor-10/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$817,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494348525	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$117,500.00	TX	Investment	Purchase	NA
494328612			D	B	C	B	D	B	A	A	Closed	FCRE1176	2021-10-29 17:19	2021-10-29 21:13	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date
Acknowledged-XXX coverage provided.  - Due Diligence Vendor-10/29/2021
Ready for Review-XXX has XXX and in the event of a gap in coverage any claims would have been covered during that 5 day window. There are no claims reported for this period of time from 8/XX to 09/XX. - Seller-10/29/2021
Counter-Attachment is the master policy which was in effect at time of settlement, however borrower's H-06 policy is indicated as becoming effective 9/XX/21 with Disbursement on 8/XX/21.  Please provide updated policy or proof of gap coverage. - Due Diligence Vendor-10/18/2021
Ready for Review-Document Uploaded. The Certificate of Insurance with coverage effective of 08/XX/2021 thru 08/XX/2022 was found in file and has been uploaded. - Seller-10/15/2021
Open-HO-6 Insurance Policy Effective Date of 09-XX-2021 is after the Note Date of 08-XX-2021 Please update effective date.
 - Due Diligence Vendor-09/27/2021
																							Ready for Review-XXX has XXX and in the event of a gap in coverage any claims would have been covered during that 5 day window. There are no claims reported for this period of time from 8/XX to 09/XX. - Seller-10/29/2021 Ready for Review-Document Uploaded. The Certificate of Insurance with coverage effective of 08/XX/2021 thru 08/XX/2022 was found in file and has been uploaded. - Seller-10/15/2021	Acknowledged-XXX coverage provided. - Due Diligence Vendor-10/29/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$337,500.00	CA	Investment	Refinance	Cash Out - Other
494328612			D	B	C	B	D	B	A	A	Closed	FCOM8844	2021-09-29 16:24	2021-10-19 12:53	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/19/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). ******LOE in file on page 405******** - Due Diligence Vendor-09/29/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$337,500.00	CA	Investment	Refinance	Cash Out - Other
494355795	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1145	2021-10-15 14:20	2021-10-18 13:49	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document now provided- final policy. - Due Diligence Vendor-10/18/2021 Ready for Review-Document Uploaded. Disagree - Title policy in file. See attached. - Seller-10/15/2021 Open-Title Document is missing - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. Disagree - Title policy in file. See attached. - Seller-10/15/2021	Resolved-Title Document now provided- final policy. - Due Diligence Vendor-10/18/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$415,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494372374	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-18 17:53	2021-10-19 14:19	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-Desk top review missing. Desk top ordered. - Due Diligence Vendor-10/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$369,000.00	OR	Investment	Refinance	No Cash Out - Lender Initiated
494345044	XXX		D	A	D	A	A	A	A	A	Closed	FCRE6019	2021-10-22 16:57	2021-10-28 22:10	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-10/28/2021 Resolved-Borrower 1 Citizenship Documentation Provided - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/22/2021 Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-10/13/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/22/2021	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-10/28/2021 Resolved-Borrower 1 Citizenship Documentation Provided - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,000.00	TX	Investment	Purchase	NA
494350516	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-28 15:27	2021-10-19 13:58	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	MI	Investment	Purchase	NA
529866159	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$595,000.00	CA	Investment	Purchase	NA
494340030	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-12 19:45	2021-10-18 18:36	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/18/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/12/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/18/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,000.00	MD	Investment	Refinance	Cash Out - Other
494350142	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-14 20:22	2021-10-19 14:48	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-3rd valuation missing - Due Diligence Vendor-10/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$422,600.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494409213	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-18 17:40	2021-10-20 14:38	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Due to state restrictions on sharing RCE tools per insurer's letter, full validation of cost not provided. However, statement does indicate that the firm, as a practice utilizes anticipated replacement cost in issuing this policy. - Due Diligence Vendor-10/20/2021

Ready for Review-Document Uploaded. RCE document provided stating Florida does not provide RCEs but "It is our agency policy to insure for 100 percent of the estimated replacement cost of the structure and we have done that in this case." -- verbiage of document provided. Referencing the ins is for total replacement cost value. - Seller-10/18/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $315000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $315000 - Due Diligence Vendor-10/14/2021
																							Ready for Review-Document Uploaded. RCE document provided stating Florida does not provide RCEs but "It is our agency policy to insure for 100 percent of the estimated replacement cost of the structure and we have done that in this case." -- verbiage of document provided. Referencing the ins is for total replacement cost value. - Seller-10/18/2021	Resolved-Due to state restrictions on sharing RCE tools per insurer's letter, full validation of cost not provided. However, statement does indicate that the firm, as a practice utilizes anticipated replacement cost in issuing this policy. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	FL	Investment	Refinance	No Cash Out - Lender Initiated
494357729	XXX		A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-10-13 18:54	2021-10-14 13:24	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$288,000.00	NV	Investment	Purchase	NA
494356098	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$82,500.00	VA	Investment	Purchase	NA
494362609	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$105,000.00	FL	Investment	Purchase	NA
494324348	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,500.00	CO	Investment	Purchase	NA
494326510	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-28 20:07	2021-10-14 13:31	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-09/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,000.00	MI	Investment	Refinance	No Cash Out - Lender Initiated
494351403	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$395,000.00	CA	Investment	Refinance	Cash Out - Other
494350063	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-27 11:12	2021-10-27 13:58	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement Cost Estimator provided with a value of $XXX.  Coverage varies slightly from this, but less than $500, and figure is indicated as median of range from $XXX.  Sufficient coverage is considered to be in place. - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. Attached is the RCE - Seller-10/27/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-10/19/2021
																							Ready for Review-Document Uploaded. Attached is the RCE - Seller-10/27/2021	Resolved-Replacement Cost Estimator provided with a value of $XXX. Coverage varies slightly from this, but less than $500, and figure is indicated as median of range from $XXXX. Sufficient coverage is considered to be in place. - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$511,000.00	FL	Investment	Refinance	Cash Out - Other
494350063	XXX		C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-10-19 18:09	2021-10-22 15:39	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$511,000.00	FL	Investment	Refinance	Cash Out - Other
494358680	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-19 13:34	2021-10-22 16:40	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/22/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$143,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494353638	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-18 17:43	2021-10-19 00:54	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$295,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494350202	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,664.00	AL	Investment	Purchase	NA
494331751	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1180	2021-10-21 13:05	2021-10-22 16:33	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	HO-6 Insurance Policy is Missing	Resolved-Master policy in file confirms walls-in coverage is included. Per lender, inclusion of an anticipated HO-6 premium used as a conservative measure and no such policy has been issued. - Due Diligence Vendor-10/22/2021 Ready for Review-Per insurance company, the current master policy is Walls in so that the HO6 is not required. - Seller-10/21/2021 Open-HO-6 Insurance Policy is Missing Missing HO-6 insurance policy with premium of $338.04/12= $28.17 monthly reflected on Final 1003 used to qualify. - Due Diligence Vendor-10/19/2021	Ready for Review-Per insurance company, the current master policy is Walls in so that the HO6 is not required. - Seller-10/21/2021	Resolved-Master policy in file confirms walls-in coverage is included. Per lender, inclusion of an anticipated HO-6 premium used as a conservative measure and no such policy has been issued. - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$354,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494331751	XXX		D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-09-28 18:38	2021-10-22 15:41	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-09/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$354,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494357693	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	TX	Investment	Purchase	NA
494359022	XXX		D	B	A	A	D	B	A	A	Closed	FPRO1244	2021-10-19 01:23	2021-10-26 13:03	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$322,500.00	CA	Investment	Refinance	Cash Out - Other
494359022	XXX		D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-09-29 17:42	2021-10-19 01:24	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/29/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$322,500.00	CA	Investment	Refinance	Cash Out - Other
494348678	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-11-02 13:35	2021-11-02 13:48	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Verification of PITIA provided. - Due Diligence Vendor-11/02/2021 Ready for Review-Document Uploaded. Please see attached - Seller-11/02/2021 Open-Provide evidence of escrows for borrowers owner occupied housing located at XXX with XXX for PITI of $2,465 as no mortgage statement was provided for review, nor no taxes/insurance docs. - Due Diligence Vendor-10/15/2021	Ready for Review-Document Uploaded. Please see attached - Seller-11/02/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-11/02/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$319,645.00	CA	Investment	Purchase	NA
494331861	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-09-27 15:18	2021-10-18 18:36	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/18/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/27/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/18/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$390,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494377513	XXX		D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-10-01 13:08	2021-10-19 12:59	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/19/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/01/2021						"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$112,500.00	MO	Investment	Refinance	Cash Out - Debt Consolidation
494377513	XXX		D	B	A	A	D	B	A	A	Closed	FCOM5135	2021-10-18 18:19	2021-10-18 18:37	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing
Acknowledged-Nonmaterial finding acknowledged. - Due Diligence Vendor-10/18/2021
Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. XXX records show that the Correspondent does not have ownership in any other company(s). Verification rest with XXX TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/18/2021
Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. XXX records show that the Correspondent does not have ownership in any other company(s). Verification rest with XXX TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/18/2021
Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-10/01/2021

Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. XXXs records show that the Correspondent does not have ownership in any other company(s). Verification rest with XXX’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/18/2021

 Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. XXXs records show that the Correspondent does not have ownership in any other company(s). Verification rest with XXX’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/18/2021

																								Acknowledged-Nonmaterial finding acknowledged. - Due Diligence Vendor-10/18/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$112,500.00	MO	Investment	Refinance	Cash Out - Debt Consolidation
494347082	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,777.00	UT	Investment	Purchase	NA
494330970	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-08 21:04	2021-10-14 20:28	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-10/08/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$58,752.00	WI	Investment	Purchase	NA
494330012	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$216,000.00	CO	Investment	Purchase	NA
494335542	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,937.00	TN	Investment	Purchase	NA
494360510	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$118,500.00	WI	Investment	Purchase	NA
494357710	XXX		D	A	D	A	D	A	D	A	Closed	FCOM1228	2021-10-19 18:27	2021-10-26 17:07	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	Other Rider is Missing	Resolved-Exhibit with Legal Description provided. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Located the Exhibit A (legal description) in the file. - Seller-10/19/2021 Open-EXHIBIT"A" RIDER IS MISSING - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. Located the Exhibit A (legal description) in the file. - Seller-10/19/2021	Resolved-Exhibit with Legal Description provided. - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$848,000.00	MA	Investment	Purchase	NA
494357710	XXX		D	A	D	A	D	A	D	A	Closed	FCRE1145	2021-10-22 16:48	2021-10-26 17:05	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Attached is the Final Title Policy - Seller-10/22/2021 Counter-Unable to open the document provided. Please re-upload. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Attached is the Final Title Policy - Seller-10/20/2021 Open-Title Document is missing - Due Diligence Vendor-09/27/2021 Open- - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. Attached is the Final Title Policy - Seller-10/22/2021 Ready for Review-Document Uploaded. Attached is the Final Title Policy - Seller-10/20/2021	Resolved-Title Document is fully Present - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$848,000.00	MA	Investment	Purchase	NA
494357710	XXX		D	A	D	A	D	A	D	A	Closed	FPRO1244	2021-10-18 17:59	2021-10-19 14:17	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-Desk top review missing. Desk review ordrered. - Due Diligence Vendor-10/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$848,000.00	MA	Investment	Purchase	NA
494359968			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-09-30 17:16	2021-10-20 15:34	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021 Open- - Due Diligence Vendor-09/30/2021				CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).		"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$360,000.00	CA	Investment	Refinance	Cash Out - Other
494329944	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$241,300.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494340083	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$487,500.00	FL	Investment	Purchase	NA
494358591			D	B	C	A	D	B	A	A	Closed	FCRE1168	2021-10-22 16:16	2021-10-26 16:50	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Sufficient coverage in effect with most recently revised cert and insurer's anticipated cost to rebuild provided in resubmission. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. rce uploaded - Seller-10/22/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. rce uploaded - Seller-10/22/2021	Resolved-Sufficient coverage in effect with most recently revised cert and insurer's anticipated cost to rebuild provided in resubmission. - Due Diligence Vendor-10/26/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$822,375.00	CA	Investment	Refinance	Cash Out - Other
494358591			D	B	C	A	D	B	A	A	Closed	FCRE1167	2021-10-22 16:17	2021-10-26 16:50	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s)and Replacement Cost Estimator by Insurer was not Provided	Resolved-Sufficient coverage in effect with most recently revised cert and insurer's anticipated cost to rebuild provided in resubmission. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. RCE uploaded - Seller-10/22/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $XXX is less than all Subject Lien(s), and Guaranteed Replacement Coverage is provided but Replacement Cost Estimator by Insurer was not Provided - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. RCE uploaded - Seller-10/22/2021	Resolved-Sufficient coverage in effect with most recently revised cert and insurer's anticipated cost to rebuild provided in resubmission. - Due Diligence Vendor-10/26/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$822,375.00	CA	Investment	Refinance	Cash Out - Other
494358591			D	B	C	A	D	B	A	A	Closed	FCOM8844	2021-09-29 19:34	2021-10-19 12:51	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/19/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/29/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$822,375.00	CA	Investment	Refinance	Cash Out - Other
494375778	XXX		A	A	A	A	A	A	A	A	Closed	FPRO5405	2021-10-13 18:55	2021-10-14 20:31	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$272,000.00	CA	Investment	Refinance	Cash Out - Other
494365796	XXX		D	A	D	A	A	A	A	A	Closed	FCRE2371	2021-10-20 15:21	2021-10-21 19:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing final HUD-1 from sale of non-subject property
Resolved-Property searches confirm borrower has no ownership in these dwellings. - Due Diligence Vendor-10/21/2021
Ready for Review-Document Uploaded. Disagree - Missing final HUD-1 from the sale of non-subject properties located at XXX and XXX should not be required.  XXX: Borrower (XXX) not reflected as owner and not on Tax Bill; Spouse (XXX) is co-owner and not on the loan.  XXX - (Borrower (XXX) not reflected as owner and not on Tax Bill; Spouse (XXX) is owner and not on the loan.  Please see attached Property Detail Reports for both properties along with Tax Bills for both properties that validate borrower (XXX) is not owner.  - Seller-10/20/2021
Open-Missing final HUD-1 from the sale of non-subject properties located at XXX and XXX to confirm the status of REO that was NOT listed on 1003 but WAS listed on the tax year 2020 Schedule E of the personal tax return for borrower. Or provide  - Due Diligence Vendor-10/08/2021
																							Ready for Review-Document Uploaded. Disagree - Missing final HUD-1 from the sale of non-subject properties located at XXXshould not be required. XXX: Borrower (XXX) not reflected as owner and not on Tax Bill; Spouse (XXX) is co-owner and not on the loan. XXX - (Borrower (XXX) not reflected as owner and not on Tax Bill; Spouse (XXX) is owner and not on the loan. Please see attached Property Detail Reports for both properties along with Tax Bills for both properties that validate borrower (XXX) is not owner. - Seller-10/20/2021	Resolved-Property searches confirm borrower has no ownership in these dwellings. - Due Diligence Vendor-10/21/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,800.00	TX	Investment	Purchase	NA
494349305	XXX		D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-10-26 15:10	2021-10-27 15:31	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-Provided as conditioned - Due Diligence Vendor-10/27/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Final Closing Disclosure and Settlement Statement reflecting closing date of 07/XX/21 uploaded for review - Seller-10/26/2021 Open-TRID: Missing Final Closing Disclosure Final signed and dated closing disclosure is missing from the file - Due Diligence Vendor-10/14/2021	Ready for Review-Document Uploaded. Final Closing Disclosure and Settlement Statement reflecting closing date of 07/XX/21 uploaded for review - Seller-10/26/2021	Resolved-Provided as conditioned - Due Diligence Vendor-10/27/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	WA	Investment	Purchase	NA
494326812			D	B	A	A	D	B	C	A	Closed	finding-3652	2021-11-01 18:26	2021-11-01 19:20	Cured	2 - Non-Material	C	B	Compliance	TRID	Lender Credits That Cannot Decrease Test
Cured-PC-CD, copy of check, proof of delivery, and LOE provided.  - Due Diligence Vendor-11/01/2021

Ready for Review-Document Uploaded. Restitution documentation has been provided. See attachments.  - Seller-11/01/2021

Open-Issue remains - Doc titled XXX is the lock confirmation and not a change in circumstance as required/requested. - Due Diligence Vendor-10/27/2021

Ready for Review-Document Uploaded. Disagree - XXX in file. See attachment.  - Seller-10/20/2021

Counter-Received file docs, unable to locate XXX document.  Please provide. - Due Diligence Vendor-10/19/2021

Ready for Review-Document Uploaded. Disagree - XXX is in file. See attachment.  - Seller-10/18/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($328.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($403.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender to provide cure/XXX. - Due Diligence Vendor-10/11/2021
																							Ready for Review-Document Uploaded. Restitution documentation has been provided. See attachments. - Seller-11/01/2021 Ready for Review-Document Uploaded. Disagree - XXX in file. See attachment. - Seller-10/20/2021 Ready for Review-Document Uploaded. Disagree - XXX is in file. See attachment. - Seller-10/18/2021	Cured-PC-CD, copy of check, proof of delivery, and LOE provided. - Due Diligence Vendor-11/01/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$185,000.00	UT	Investment	Refinance	Cash Out - Other
494326812			D	B	A	A	D	B	C	A	Closed	FPRO9939	2021-10-11 13:45	2021-10-19 14:39	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.9) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$185,000.00	UT	Investment	Refinance	Cash Out - Other
494326812			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-10-11 15:03	2021-10-19 01:40	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$185,000.00	UT	Investment	Refinance	Cash Out - Other
494333100	XXX		D	B	C	A	D	B	A	A	Closed	FCRE1204	2021-10-20 18:18	2021-10-22 15:35	Resolved	1 - Information	C	A	Credit	Eligibility	XXX report Shows Uncleared Alerts
Resolved-All XXX Report Alerts have been cleared.  Updated report provided confirming all addressed, including possible match to participant's name which was validated as a different spelling. - Due Diligence Vendor-10/22/2021
Ready for Review-Document Uploaded. Please see the attached XXX which reflects that the individuals are not the same.  The spelling of the name is different. - Seller-10/20/2021
Open-XXX report Shows Uncleared Alerts Lender, XXX, matches name on participant list. While it could be a false positive, there are no notes on the XXX report indicating the UW clear the alert. - Due Diligence Vendor-10/19/2021
																							Ready for Review-Document Uploaded. Please see the attached XXX which reflects that the individuals are not the same. The spelling of the name is different. - Seller-10/20/2021	Resolved-All XXX report Alerts have been cleared. Updated report provided confirming all addressed, including possible match to participant's name which was validated as a different spelling. - Due Diligence Vendor-10/22/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$225,000.00	AZ	Investment	Refinance	Cash Out - Other
494333100	XXX		D	B	C	A	D	B	A	A	Closed	FCOM8844	2021-10-14 15:27	2021-10-20 15:35	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021 Open-***CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/14/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$225,000.00	AZ	Investment	Refinance	Cash Out - Other
494358824	XXX		C	A	A	A	C	A	A	A	Closed	FCOM1513	2021-10-15 19:44	2021-10-15 21:29	Resolved	1 - Information	C	A	Compliance	Closing Package	Closing/Settlement Disclosure Does Not Match Option Purchase Agreement	Resolved-Received Purchase Agreement Addendum - Due Diligence Vendor-10/15/2021 Ready for Review-Document Uploaded. Disagree - Addendum to Purchase Agreement showing Final Purchase Price of $371,680 found in file and has been uploaded. - Seller-10/15/2021 Open-Purchase price does not match on Final CD and Purchase Agreement. - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Disagree - Addendum to Purchase Agreement showing Final Purchase Price of $XXX found in file and has been uploaded. - Seller-10/15/2021	Resolved-Received Purchase Agreement Addendum - Due Diligence Vendor-10/15/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$278,760.00	UT	Investment	Purchase	NA
494360849	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-14 19:04	2021-10-19 14:56	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,000.00	NJ	Investment	Purchase	NA
494324035	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-20 13:25	2021-10-26 12:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-10/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$224,000.00	FL	Investment	Purchase	NA
494352613			B	B	A	A	B	B	A	A	Closed	FPRO1244	2021-10-22 15:15	2021-10-22 15:51	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$490,000.00	CA	Investment	Refinance	Cash Out - Other
494352613			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-10-19 15:42	2021-10-19 15:42	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged- - Due Diligence Vendor-10/19/2021		Acknowledged- - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$490,000.00	CA	Investment	Refinance	Cash Out - Other
494349621	XXX		D	A	D	A	D	A	C	A	Closed	FCRE7497	2021-11-02 14:54	2021-11-02 20:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full property payments now in evidence and ratios remain in line. - Due Diligence Vendor-11/02/2021 Ready for Review-Document Uploaded. Please see attached - Seller-11/02/2021 Open-missing verification of HOA fees, P&I, insurance, and taxes for all other non-subject properties including, XXX - Due Diligence Vendor-10/07/2021	Ready for Review-Document Uploaded. Please see attached - Seller-11/02/2021	Resolved-Full property payments now in evidence and ratios remain in line. - Due Diligence Vendor-11/02/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,000.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494349621	XXX		D	A	D	A	D	A	C	A	Closed	FCRE7347	2021-11-02 14:55	2021-11-02 20:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Confirmed DTI is in line with full payment applied to ratios. - Due Diligence Vendor-11/02/2021 Ready for Review-Document Uploaded. Agree with finding, however all rental income has been removed, and loan was resubmitted through AUS with Approve/eligible recommendation. Please see attached AUS finding. - Seller-11/02/2021 Open-Missing lease agreements for other reo properties including XXX - Due Diligence Vendor-10/07/2021	Ready for Review-Document Uploaded. Agree with finding, however all rental income has been removed, and loan was resubmitted through AUS with Approve/eligible recommendation. Please see attached AUS finding. - Seller-11/02/2021	Resolved-Confirmed DTI is in line with full payment applied to ratios. - Due Diligence Vendor-11/02/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,000.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494349621	XXX		D	A	D	A	D	A	C	A	Closed	FCRE1345	2021-11-02 14:53	2021-11-02 20:07	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Confirmed DTI is in line with full payment applied to ratios. - Due Diligence Vendor-11/02/2021 Ready for Review-Document Uploaded. Agree with finding, however all rental income has been removed, and loan was resubmitted through AUS with Approve/eligible recommendation. Please see attached AUS finding. - Seller-11/02/2021 Open-Borrower 1 Lease Agreements Missing Missing lease agreement for subject property - Due Diligence Vendor-10/07/2021	Ready for Review-Document Uploaded. Agree with finding, however all rental income has been removed, and loan was resubmitted through AUS with Approve/eligible recommendation. Please see attached AUS finding. - Seller-11/02/2021	Resolved-Confirmed DTI is in line with full payment applied to ratios. - Due Diligence Vendor-11/02/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,000.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494349621	XXX		D	A	D	A	D	A	C	A	Closed	FPRO9939	2021-10-08 13:51	2021-11-02 20:06	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/08/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,000.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494349621	XXX		D	A	D	A	D	A	C	A	Closed	FCOM1227	2021-11-01 16:29	2021-11-01 16:49	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-PUD rider provided. - Due Diligence Vendor-11/01/2021 Ready for Review-Document Uploaded. received the signed and dated PUD Rider uploaded to XXX - Seller-11/01/2021 Open-PUD Rider is Missing - Due Diligence Vendor-10/07/2021	Ready for Review-Document Uploaded. received the signed and dated PUD Rider uploaded to XXX - Seller-11/01/2021	Resolved-PUD rider provided. - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$252,000.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
494351390	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-18 19:16	2021-10-19 14:16	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-Desk Review missing. Desk review ordered - Due Diligence Vendor-10/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$213,750.00	TX	Investment	Purchase	NA
494354785	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494348513	XXX		A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-10-19 01:43	2021-10-19 13:52	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-Third party review product pending. - Due Diligence Vendor-10/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$154,000.00	MO	Investment	Refinance	No Cash Out - Lender Initiated
494356410	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1503	2021-11-01 16:45	2021-11-01 17:42	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing
Resolved-null - Due Diligence Vendor-11/01/2021
Cured-Mortgage statements provided for all properties. - Due Diligence Vendor-11/01/2021
Resolved-Verification of PITIA provided.  - Due Diligence Vendor-11/01/2021
Ready for Review-Document Uploaded. Disagree.  Please see attached mortgage statements for all rental properties.   Refer to Schedule E for taxes and insurance.  Attached proof of haz for XXX. Attached Est tx for XXX and proof of taxes for XXX - Seller-11/01/2021
Open-Provide mortgage statements, supporting documentation of taxes and insurance for all rental properties  - Due Diligence Vendor-10/18/2021
																							Ready for Review-Document Uploaded. Disagree. Please see attached mortgage statements for all rental properties. Refer to Schedule E for taxes and insurance. Attached proof of haz for XXX. Attached Est tx for XXX and proof of taxes for Emerson - Seller-11/01/2021	Cured-Mortgage statements provided for all properties. - Due Diligence Vendor-11/01/2021 Resolved-Verification of PITIA provided. - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$240,000.00	FL	Investment	Purchase	NA
494356410	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1186	2021-11-01 17:00	2021-11-01 17:31	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 41.63% is less than or equal to AUS DTI of 42%  - Due Diligence Vendor-11/01/2021
Ready for Review-Document Uploaded. Disagree. TPR is using Schedule E only and not considering properties were purchased year end while the originating Underwriter opted to use the lease agreement using a 75% vacancy factor as the properties were purchased year end.  Please see attached FNMA and FHLMC guidelines for partial rentals during the year.  Also attached lease agreements and, 2 mos bank statements showing 2 mos deposits of rentals; XXX (Sch E reflects management fees) - Seller-11/01/2021
Open-Audited DTI of 50.75% exceeds AUS DTI of 42%  DU needs to be reran - Due Diligence Vendor-10/18/2021
																							Ready for Review-Document Uploaded. Disagree. TPR is using Schedule E only and not considering properties were purchased year end while the originating Underwriter opted to use the lease agreement using a 75% vacancy factor as the properties were purchased year end. Please see attached FNMA and FHLMC guidelines for partial rentals during the year. Also attached lease agreements and, 2 mos bank statements showing 2 mos deposits of rentals; XXX (Sch E reflects management fees) - Seller-11/01/2021	Resolved-Audited DTI of 41.63% is less than or equal to AUS DTI of 42% - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$240,000.00	FL	Investment	Purchase	NA
494356410	XXX		D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-10-08 17:40	2021-11-01 17:31	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-11/01/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/08/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-11/01/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$240,000.00	FL	Investment	Purchase	NA
494339585	XXX		D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-10-27 19:03	2021-10-28 17:25	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-TRID: Final Closing Disclosure Provided. Final CD received. - Due Diligence Vendor-10/28/2021

Ready for Review-Document Uploaded. Final Closing Disclosure uploaded  - Seller-10/27/2021

Open-Issue remains - Final settlement statement provided however the final closing disclosure is still required and not received. - Due Diligence Vendor-10/27/2021

Ready for Review-Document Uploaded.  received the final closing disclosure and uploaded - Seller-10/21/2021

Open-TRID: Missing Final Closing Disclosure Lender to provide fully executed final closing disclosure. - Due Diligence Vendor-10/11/2021

Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-10/11/2021
																							Ready for Review-Document Uploaded. Final Closing Disclosure uploaded - Seller-10/27/2021 Ready for Review-Document Uploaded. received the final closing disclosure and uploaded - Seller-10/21/2021	Resolved-TRID: Final Closing Disclosure Provided. Final CD received. - Due Diligence Vendor-10/28/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$500,000.00	CA	Investment	Refinance	Cash Out - Other
494325125	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$420,000.00	NY	Investment	Purchase	NA
529864911			D	B	A	A	D	B	D	A	Closed	finding-3632	2021-10-26 19:00	2021-10-27 16:25	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-PC-CD, copy of check, proof of delivery, and LOE provided.  - Due Diligence Vendor-10/27/2021
Resolved-Resolved - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. upload PCCD, letter to borrower, copy of tolerance cure check & copy of XXX label - Seller-10/26/2021
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/12/2021
																							Ready for Review-Document Uploaded. upload PCCD, letter to borrower, copy of tolerance cure check & copy of XXX label - Seller-10/26/2021	Resolved-PC-CD, copy of check, proof of delivery, and LOE provided. - Due Diligence Vendor-10/27/2021 Resolved-Resolved - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$140,001.00	OH	Investment	Refinance	Cash Out - Other
529864911			D	B	A	A	D	B	D	A	Closed	finding-3646	2021-10-27 16:19	2021-10-27 16:25	Resolved	1 - Information	A	A	Compliance	TRID	TRID Post-Consummation Event Validation Test	Resolved-PC-CD, copy of check, proof of delivery, and LOE provided within 60 days of discovery. - Due Diligence Vendor-10/27/2021 Open-This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-10/27/2021		Resolved-PC-CD, copy of check, proof of delivery, and LOE provided within 60 days of discovery. - Due Diligence Vendor-10/27/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$140,001.00	OH	Investment	Refinance	Cash Out - Other
529864911			D	B	A	A	D	B	D	A	Closed	finding-3631	2021-10-26 19:00	2021-10-27 16:23	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	Reimbursement Amount Validation Test	Cured-PC-CD, copy of check, proof of delivery, and LOE provided. - Due Diligence Vendor-10/27/2021 Resolved-Resolved - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. upload PCCD, letter to borrower, copy of tolerance cure check & copy of XXX label - Seller-10/26/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/12/2021	Ready for Review-Document Uploaded. upload PCCD, letter to borrower, copy of tolerance cure check & copy of XXX label - Seller-10/26/2021	Cured-PC-CD, copy of check, proof of delivery, and LOE provided. - Due Diligence Vendor-10/27/2021 Resolved-Resolved - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$140,001.00	OH	Investment	Refinance	Cash Out - Other
529864911			D	B	A	A	D	B	D	A	Closed	finding-3652	2021-10-26 19:01	2021-10-27 16:23	Cured	2 - Non-Material	C	B	Compliance	TRID	Lender Credits That Cannot Decrease Test
Cured-PC-CD, copy of check, proof of delivery, and LOE provided.  - Due Diligence Vendor-10/27/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($50.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($61.45). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded. upload PCCD, letter to borrower, copy of tolerance cure check & copy of XXX label - Seller-10/26/2021
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($50.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($61.45). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***Lender credits were provided on the ICD of $61.45. The appraisal fee increased by $50, no other fees were modified in the relevant sections. The FCD indicates a decrease in LC to $50, removing the additional $11.45.   - Due Diligence Vendor-10/12/2021
																							Ready for Review-Document Uploaded. upload PCCD, letter to borrower, copy of tolerance cure check & copy of XXX label - Seller-10/26/2021
Cured-PC-CD, copy of check, proof of delivery, and LOE provided.  - Due Diligence Vendor-10/27/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($50.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($61.45). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/12/2021

																											XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$140,001.00	OH	Investment	Refinance	Cash Out - Other
529864911			D	B	A	A	D	B	D	A	Closed	finding-3635	2021-10-26 18:56	2021-10-27 16:19	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($258.00) exceed the comparable charges ($186.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded. upload XXX as title fees were not shopped for. no violation - Seller-10/26/2021
																							Ready for Review-Document Uploaded. upload SPL as title fees were not shopped for. no violation - Seller-10/26/2021
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($258.00) exceed the comparable charges ($186.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-10/12/2021

																											XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$140,001.00	OH	Investment	Refinance	Cash Out - Other
529864911			D	B	A	A	D	B	D	A	Closed	finding-3430	2021-10-25 20:12	2021-10-26 18:37	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-Non material, Acknowleged. - Due Diligence Vendor-10/26/2021

Ready for Review-Agree - Non Material - Seller-10/25/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.473%. The APR threshold to qualify for a safe harbor is 4.420%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-10/12/2021
																							Ready for Review-Agree - Non Material - Seller-10/25/2021	Acknowledged-Non material, Acknowleged. - Due Diligence Vendor-10/26/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$140,001.00	OH	Investment	Refinance	Cash Out - Other
529864911			D	B	A	A	D	B	D	A	Closed	FPRO1244	2021-10-18 15:11	2021-10-19 14:30	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-Desk review missing. Desk review ordered. - Due Diligence Vendor-10/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$140,001.00	OH	Investment	Refinance	Cash Out - Other
529864911			D	B	A	A	D	B	D	A	Closed	FCOM8844	2021-10-12 11:45	2021-10-19 01:43	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-10/19/2021 Open-***CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Although the 1003 & 1008 indicates Home Improvement there is nothing in the file to indicate how those funds will be utilized. Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/12/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$140,001.00	OH	Investment	Refinance	Cash Out - Other
494343782	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$89,925.00	IN	Investment	Purchase	NA
494336771	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-11 23:30	2021-10-19 14:44	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	MN	Investment	Purchase	NA
494383844	XXX		D	B	A	A	D	B	D	A	Closed	finding-3430	2021-10-25 19:39	2021-10-26 20:06	Acknowledged	2 - Non-Material	A	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-Acknowledged - Non Material. - Due Diligence Vendor-10/26/2021

Ready for Review-Agree, however Non-material - Seller-10/25/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.633%. The APR threshold to qualify for a safe harbor is 4.540%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-10/22/2021
																							Ready for Review-Agree, however Non-material - Seller-10/25/2021	Acknowledged-Acknowledged - Non Material. - Due Diligence Vendor-10/26/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$129,500.00	ID	Investment	Refinance	Cash Out - Other
494383844	XXX		D	B	A	A	D	B	D	A	Closed	FCOM4227	2021-10-22 15:47	2021-10-25 18:31	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Closing Disclosure	Resolved-Received Initial CD. - Due Diligence Vendor-10/25/2021 Ready for Review-Document Uploaded. CD found in file and uploaded for review - Seller-10/22/2021 Open-Initial closing disclosure missing - Due Diligence Vendor-10/18/2021	Ready for Review-Document Uploaded. CD found in file and uploaded for review - Seller-10/22/2021	Resolved-Received Initial CD. - Due Diligence Vendor-10/25/2021			XXX.pdf	"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$129,500.00	ID	Investment	Refinance	Cash Out - Other
494383844	XXX		D	B	A	A	D	B	D	A	Closed	FPRO1244	2021-10-20 20:10	2021-10-22 17:09	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$129,500.00	ID	Investment	Refinance	Cash Out - Other
494383844	XXX		D	B	A	A	D	B	D	A	Closed	FCOM8844	2021-10-18 17:09	2021-10-22 16:49	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-10/22/2021 Open-Cd shows that all cash out is going directly to bwr but it was not disclosed how the cash in hand was to be utilized (consumer or business purpose) - Due Diligence Vendor-10/18/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. - Due Diligence Vendor-10/22/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$129,500.00	ID	Investment	Refinance	Cash Out - Other
494365942	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$239,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494474390	XXX		C	A	A	A	A	A	C	A	Closed	FPRO1245	2021-10-26 14:28	2021-10-26 18:40	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal is Expired	Resolved-1004D received. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Please see appraisal update report. - Seller-10/26/2021 Open-Primary Value Appraisal is Expired - Due Diligence Vendor-10/07/2021 Open- - Due Diligence Vendor-10/07/2021	Ready for Review-Document Uploaded. Please see appraisal update report. - Seller-10/26/2021	Resolved-1004D received. - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$203,500.00	MO	Investment	Refinance	No Cash Out - Lender Initiated
494405512	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-07 12:28	2021-10-19 01:01	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/19/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$205,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494331461	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$380,000.00	CA	Investment	Purchase	NA
494375448	XXX		A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-10-20 20:16	2021-10-22 17:13	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Third party valuation product pending. - Due Diligence Vendor-10/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$64,125.00	IN	Investment	Purchase	NA
279864895	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,500.00	LA	Investment	Refinance	No Cash Out - Lender Initiated
494326827	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-08 16:26	2021-10-27 14:04	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.2) - Due Diligence Vendor-10/27/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.2) - Due Diligence Vendor-10/08/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.2) - Due Diligence Vendor-10/27/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$148,850.00	NJ	Investment	Purchase	NA
494361429	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1188	2021-10-18 23:30	2021-10-20 15:52	Resolved	1 - Information	C	A	Credit	Eligibility	Audited CLTV Exceeds AUS CLTV	Resolved-Contract addendum/change order provided validating revised sales price- LTV/CLTV is accurate. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Please see the attached addendum with sales price $XXX - Seller-10/18/2021 Open-Audited CLTV of 79.45% exceeds AUS CLTV of 75% Lender used a sales price of $XXX.00. Provide addendum to contract executed and dated by all applicable parties making $XXX the final sales price. - Due Diligence Vendor-10/15/2021 Open-Audited CLTV of 79.45% exceeds AUS CLTV of 75% - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Please see the attached addendum with sales price $XXX - Seller-10/18/2021	Resolved-Contract addendum/change order provided validating revised sales price- LTV/CLTV is accurate. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,943.00	MO	Investment	Purchase	NA
494361429	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1189	2021-10-18 23:30	2021-10-20 15:52	Resolved	1 - Information	C	A	Credit	Eligibility	Audited HCLTV Exceeds AUS HCLTV	Resolved-Contract addendum/change order provided validating revised sales price- LTV/CLTV is accurate. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Please see the attached addendum with sales price $XXX - Seller-10/18/2021 Open-Audited HCLTV of 79.45% exceeds AUS HCLTV of 75% - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Please see the attached addendum with sales price $XXX - Seller-10/18/2021	Resolved-Contract addendum/change order provided validating revised sales price- LTV/CLTV is accurate. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,943.00	MO	Investment	Purchase	NA
494361429	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1187	2021-10-18 23:30	2021-10-20 15:52	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds AUS LTV	Resolved-Contract addendum/change order provided validating revised sales price- LTV/CLTV is accurate. - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. Please see the attached addendum with sales price $XXX - Seller-10/18/2021 Open-Audited LTV of 79.45% exceeds AUS CLTV of 75% Lender used a sales price of $XXX. Provide addendum to contract executed and dated by all applicable parties making $XXX the final sales price. - Due Diligence Vendor-10/15/2021 Open-Audited LTV of 79.45% exceeds AUS CLTV of 75% - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Please see the attached addendum with sales price $X - Seller-10/18/2021	Resolved-Contract addendum/change order provided validating revised sales price- LTV/CLTV is accurate. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,943.00	MO	Investment	Purchase	NA
494356858			D	B	A	A	D	B	A	A	Closed	finding-3631	2021-10-19 13:10	2021-10-19 19:43	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-Resolved. Title fees moved from Section C to Section B on Initial CD. Service Provider List received. - Due Diligence Vendor-10/19/2021

Ready for Review-Disagree-Title Fees are not charged on a fee by fee basis the total for title fees plus recording from the LE is $2,202.00 total title fees plus recording on final CD is $2,280.00. All other fees in section B decreased from what was disclosed on the initial LE. Title-Notary Fee and Title-ERecording are part of title fee charges which is included in 10% totals. No failure occurred. - Seller-10/19/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/15/2021
																							Ready for Review-Disagree-Title Fees are not charged on a fee by fee basis the total for title fees plus recording from the LE is $2,202.00 total title fees plus recording on final CD is $2,280.00. All other fees in section B decreased from what was disclosed on the initial LE. Title-Notary Fee and Title-ERecording are part of title fee charges which is included in 10% totals. No failure occurred. - Seller-10/19/2021	Resolved-Resolved. Title fees moved from Section C to Section B on Initial CD. Service Provider List received. - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$322,500.00	OR	Investment	Refinance	Cash Out - Other
494356858			D	B	A	A	D	B	A	A	Closed	finding-3632	2021-10-19 13:09	2021-10-19 19:43	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Resolved.  Title fees moved from Section C to Section B on Initial CD. Service Provider List received. - Due Diligence Vendor-10/19/2021

Ready for Review-Disagree-Title Fees are not charged on a fee by fee basis the total for title fees plus recording from the LE is $2,202.00 total title fees plus recording on final CD is $2,280.00. All other fees in section B decreased from what was disclosed on the initial LE. Title-Notary Fee and Title-ERecording are part of title fee charges which is included in 10% totals. No failure occurred. - Seller-10/19/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/15/2021
																							Ready for Review-Disagree-Title Fees are not charged on a fee by fee basis the total for title fees plus recording from the LE is $2,202.00 total title fees plus recording on final CD is $2,280.00. All other fees in section B decreased from what was disclosed on the initial LE. Title-Notary Fee and Title-ERecording are part of title fee charges which is included in 10% totals. No failure occurred. - Seller-10/19/2021	Resolved-Resolved. Title fees moved from Section C to Section B on Initial CD. Service Provider List received. - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$322,500.00	OR	Investment	Refinance	Cash Out - Other
494356858			D	B	A	A	D	B	A	A	Closed	finding-3634	2021-10-19 13:09	2021-10-19 19:43	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $180.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).  Title fees moved from Section C to Section B on Initial CD. Service Provider List received. - Due Diligence Vendor-10/19/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $180.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). title fees moved from Section C to Section B on Initial CD.  Service Provider List received. - Due Diligence Vendor-10/19/2021
Ready for Review-Document Uploaded. Disagree-Title Fees are not charged on a fee by fee basis the total for title fees plus recording from the LE is $2,202.00 total title fees plus recording on final CD is $2,280.00. All other fees in section B decreased from what was disclosed on the initial LE. Title-Notary Fee and Title-ERecording are part of title fee charges which is included in 10% totals. No failure occurred. - Seller-10/19/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $180.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***ICD dated 8/24/21 was initiated via electronic delivery, which is not recognizing the XXX due to the electronic delivery and receipt date being questionable. - Due Diligence Vendor-10/15/2021
																							Ready for Review-Document Uploaded. Disagree-Title Fees are not charged on a fee by fee basis the total for title fees plus recording from the LE is $2,202.00 total title fees plus recording on final CD is $2,280.00. All other fees in section B decreased from what was disclosed on the initial LE. Title-Notary Fee and Title-ERecording are part of title fee charges which is included in 10% totals. No failure occurred. - Seller-10/19/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $180.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).  Title fees moved from Section C to Section B on Initial CD. Service Provider List received. - Due Diligence Vendor-10/19/2021

 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $180.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). title fees moved from Section C to Section B on Initial CD.  Service Provider List received. - Due Diligence Vendor-10/19/2021

																											XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$322,500.00	OR	Investment	Refinance	Cash Out - Other
494356858			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-10-15 13:04	2021-10-19 13:29	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/19/2021 Open-***CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/15/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$322,500.00	OR	Investment	Refinance	Cash Out - Other
279864797	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,000.00	NC	Investment	Refinance	No Cash Out - Lender Initiated
494346360	XXX		D	B	D	A	B	B	A	A	Closed	FCRE1324	2021-10-28 19:39	2021-10-29 16:35	Resolved	1 - Information	C	A	Credit	Income	Borrower 1 Tax Returns Not Signed	Resolved-Returns signed - Due Diligence Vendor-10/29/2021 Ready for Review-Document Uploaded. Acknowledge. Please see attached 2019 1040 tax return and 2019 business (1120s) tax returns for XXX signed by Borrower 1 (XXX) on 10/25/2021 - Seller-10/28/2021 Open-Borrower 1 Tax Returns Not Signed Missing signed 2019 1040 tax return and 2019 1120s for XXX. Per guidelines when taxes are used to qualify they are required to be signed by the borrower. - Due Diligence Vendor-10/19/2021	Ready for Review-Document Uploaded. Acknowledge. Please see attached 2019 1040 tax return and 2019 business (1120s) tax returns for XXX signed by Borrower 1 (XXX) on 10/XX/2021 - Seller-10/28/2021	Resolved-Returns signed - Due Diligence Vendor-10/29/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,800.00	OK	Investment	Purchase	NA
494346360	XXX		D	B	D	A	B	B	A	A	Closed	FCRE1316	2021-10-29 12:32	2021-10-29 13:47	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-3rd party VVOE, compliance N/A due to investment property. - Due Diligence Vendor-10/29/2021
Ready for Review-Document Uploaded. Acknowledge – Please see attached Borrower 1 (XXX) 3rd Party VOE dated 10/28/2021. - Seller-10/29/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing VVOE for XXX within 120 days of Note dated 9/XX/2021. File contains lender processor cert reflecting speaking with borrower to confirm open and operating.  Guidelines require a third party to support VVOE.  - Due Diligence Vendor-10/19/2021
Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-10/08/2021
																							Ready for Review-Document Uploaded. Acknowledge – Please see attached Borrower 1 (XXX) 3rd Party VOE dated 10/28/2021. - Seller-10/29/2021	Resolved-3rd party VVOE, compliance N/A due to investment property. - Due Diligence Vendor-10/29/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,800.00	OK	Investment	Purchase	NA
494335347	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,000.00	AZ	Investment	Refinance	Cash Out - Other
494330982	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$228,750.00	WA	Investment	Purchase	NA
494357469	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$165,000.00	MI	Investment	Purchase	NA
494385139	XXX		C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-10-18 23:21	2021-10-26 12:53	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$226,800.00	MA	Investment	Refinance	Cash Out - Other
494385139	XXX		C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-10-11 15:06	2021-10-22 18:16	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$226,800.00	MA	Investment	Refinance	Cash Out - Other
494346849	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	OH	Investment	Purchase	NA
529863418			D	B	C	A	D	B	C	A	Closed	FCRE1148	2021-10-18 19:57	2021-10-20 16:34	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Final policy provided- Title Coverage Amount of $454500 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-10/20/2021 Ready for Review-Document Uploaded. final title policy attached - Seller-10/18/2021 Open-Title Coverage Amount of $389000 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-10/08/2021 Open-Title Coverage Amount of $389000 is Less than Total Amount of Subject Lien(s) TITLE COVERAGE $389,000 LLESS THAN LOAN AMOUNT $454,500 - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. final title policy attached - Seller-10/18/2021	Resolved-Final policy provided- Title Coverage Amount of $454500 is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-10/20/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$454,500.00	CA	Investment	Refinance	Cash Out - Other
529863418			D	B	C	A	D	B	C	A	Closed	FPRO9939	2021-10-11 16:06	2021-10-19 13:50	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$454,500.00	CA	Investment	Refinance	Cash Out - Other
529863418			D	B	C	A	D	B	C	A	Closed	FCOM8844	2021-10-11 19:03	2021-10-19 01:48	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021 Open-***CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$454,500.00	CA	Investment	Refinance	Cash Out - Other
494333871	XXX		D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-22 19:09	2021-10-27 12:23	Resolved	1 - Information	A	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Remainder of payment for this property confirmed. - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Please see the attached taxes and insurance for XXX. The property is free & clear - Seller-10/22/2021 Open-Original file and re-submissions have documented payment details for all properties held with exception to second home in XXX, WI listed on final 1003. Please provide verification of full PITIA for this dwelling. - Due Diligence Vendor-10/20/2021	Ready for Review-Document Uploaded. Please see the attached taxes and insurance for XXX. The property is free & clear - Seller-10/22/2021	Resolved-Remainder of payment for this property confirmed. - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,000.00	MO	Investment	Purchase	NA
494333871	XXX		D	A	D	A	A	A	A	A	Closed	FCRE2393	2021-10-18 21:07	2021-10-20 17:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing an established escrow impound account for taxes and insurance.
Resolved-Properties on XXX have now been validated- confirmed mortgagee listed on the primary insurance policy matches HELOC open with $0 balance on credit report.  Second home in Wisconsin not yet documented- opened under separate header for clarity. - Due Diligence Vendor-10/20/2021
Ready for Review-Document Uploaded. Please see the taxes and insurance for XXX.  No HOA dues are applicable. - Seller-10/18/2021
Open-Provide supporting documentation of taxes and insurance for current primary and second home to calculate actual Taxes and insurance to include in DTI.  Also provide supporting documentation neither property is in an "HOA".  If they are please provide supporting documentation of monthly "HOA" fees.   - Due Diligence Vendor-10/15/2021
																							Ready for Review-Document Uploaded. Please see the taxes and insurance for XXX. No HOA dues are applicable. - Seller-10/18/2021	Resolved-Properties on XXX have now been validated- confirmed mortgagee listed on the primary insurance policy matches HELOC open with $0 balance on credit report. Second home in Wisconsin not yet documented- opened under separate header for clarity. - Due Diligence Vendor-10/20/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,000.00	MO	Investment	Purchase	NA
494337003	XXX		D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-22 18:36	2021-10-27 11:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Details for the below properties provided. - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Disagree. Please see property searches for both properties from file and insurance for XXX from file. - Seller-10/22/2021 Open-Missing verification of property tax for REO at XXX. Missing verification of property tax for primary residence at XXX - Due Diligence Vendor-10/20/2021	Ready for Review-Document Uploaded. Disagree. Please see property searches for both properties from file and insurance for XXX from file. - Seller-10/22/2021	Resolved-Details for the below properties provided. - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$755,250.00	CA	Investment	Purchase	NA
494356359	XXX		D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-10-11 17:45	2021-10-19 13:29	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/19/2021 Open-Cd shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-10/11/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$330,000.00	TX	Investment	Refinance	Cash Out - Other
494341252	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1151	2021-10-26 15:39	2021-10-27 14:31	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Prelim title uploaded which was not in the original review docs. No issues noted. - Due Diligence Vendor-10/27/2021 Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Disagree. See attached Pre Lim Title report. See page 17 for the Lender's Supplemental Report that contains the Chain of Title - Seller-10/26/2021 Open-Unsatisfactory Chain of Title provided There is no Title Commitment in the file; unable to complete some of the information on this page. - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Disagree. See attached Pre Lim Title report. See page 17 for the Lender's Supplemental Report that contains the Chain of Title - Seller-10/26/2021	Resolved-Prelim title uploaded which was not in the original review docs. No issues noted. - Due Diligence Vendor-10/27/2021 Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494341252	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1145	2021-10-26 15:40	2021-10-27 14:31	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Prelim title uploaded which was not in the original review docs. No issues noted. - Due Diligence Vendor-10/27/2021 Resolved-Title Document is fully Present - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Disagree. See attached Pre Lim Title report - Seller-10/26/2021 Open-Title Document is missing There is no Title Commitment in the file; unable to complete some of the information on this page. - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Disagree. See attached Pre Lim Title report - Seller-10/26/2021	Resolved-Prelim title uploaded which was not in the original review docs. No issues noted. - Due Diligence Vendor-10/27/2021 Resolved-Title Document is fully Present - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494341252	XXX		D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-10-22 12:59	2021-10-22 15:53	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$333,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494339027	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$125,000.00	TX	Investment	Purchase	NA
494360417	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	OR	Investment	Purchase	NA
494380039	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-20 21:49	2021-10-26 12:54	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$367,500.00	MA	Investment	Purchase	NA
494396706	XXX		D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-27 16:41	2021-10-27 17:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Provided as conditioned/approved - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Please see the Schedule E to document the taxes for XXX, Please see the attached Evidence of HOA dues for XXX- Seller-10/27/2021 Open-Missing verification of taxes for the following REOS: XXX- Missing verification of HOA for the following REOS: XXX - Due Diligence Vendor-10/25/2021	Ready for Review-Document Uploaded. Please see the Schedule E to document the taxes for XXX Please see the attached Evidence of HOA dues for XXX - Seller-10/27/2021	Resolved-Provided as conditioned/approved - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	NC	Investment	Refinance	Cash Out - Other
494396706	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1764	2021-10-27 15:53	2021-10-27 17:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Provided as conditioned/approved - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Please see the attached documentation for the REO properties. - Seller-10/27/2021 Open-Missing verification of mortgage for the following REOs: XXX - Due Diligence Vendor-10/25/2021	Ready for Review-Document Uploaded. Please see the attached documentation for the REO properties. - Seller-10/27/2021	Resolved-Provided as conditioned/approved - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	NC	Investment	Refinance	Cash Out - Other
494359848			C	B	A	A	C	B	A	A	Closed	FCOM8844	2021-10-20 18:57	2021-10-20 18:59	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged- - Due Diligence Vendor-10/20/2021		Acknowledged- - Due Diligence Vendor-10/20/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$260,000.00	CA	Investment	Refinance	Cash Out - Other
494347101			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	$258,750.00	TX	Investment	Purchase	NA
494329375	XXX		B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-10-18 17:23	2021-10-19 14:42	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to bwr but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-10/18/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to bwr but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-10/18/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$330,000.00	CA	Investment	Refinance	Cash Out - Other
529868450	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-11 15:03	2021-10-22 16:53	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver Per AUS Appraisal Waiver is Eligible - Due Diligence Vendor-10/22/2021		Acknowledged-Subject loan closed with an approved appraisal waiver Per AUS Appraisal Waiver is Eligible - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$289,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494354872	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,625.00	CO	Investment	Refinance	No Cash Out - Lender Initiated
279871654	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$295,000.00	DE	Investment	Refinance	No Cash Out - Lender Initiated
494370225			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-10-11 15:03	2021-10-19 13:24	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/19/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$81,750.00	FL	Investment	Refinance	Cash Out - Other
494351431	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
279865369	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-10-27 19:39	2021-11-02 20:54	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Once all income sources verified, DTI of 44.47% is less than 3% above 42.62% at final AUS run and below 45% threshold. - Due Diligence Vendor-11/02/2021
Resolved-After resubmission ratios currently in line- pending receipt of final income documentation. - Due Diligence Vendor-10/28/2021
Ready for Review-Document Uploaded. Please see attached 2020 and 2019 K1s for XXX; 2020 and 2019 Sch E for property at XXX and the customer's Rental Income Worksheet - Seller-10/27/2021
Open-Audited DTI of 47.59% exceeds AUS DTI of 42.62%  Lender qualified borrower with $1,671 of rental income for XXX. Missing lease agreement to back up rental income. - Due Diligence Vendor-10/20/2021
																							Ready for Review-Document Uploaded. Please see attached 2020 and 2019 K1s for XXX; 2020 and 2019 Sch E for property at XXX and the customer's Rental Income Worksheet - Seller-10/27/2021	Resolved-Once all income sources verified, DTI of 44.47% is less than 3% above 42.62% at final AUS run and below 45% threshold. - Due Diligence Vendor-11/02/2021 Resolved-After resubmission ratios currently in line- pending receipt of final income documentation. - Due Diligence Vendor-10/28/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$98,700.00	IN	Investment	Purchase	NA
279865369	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1292	2021-11-02 16:56	2021-11-02 20:51	Resolved	1 - Information	C	A	Credit	Income	Income 1 Months Income Verified is Missing
Resolved-Full validation of all sources now in evidence. - Due Diligence Vendor-11/02/2021
Ready for Review-Please see attached 2020 and 2019 1040s and  1120s. Also see attached K1s
 - Seller-11/02/2021
Counter-File contains only Pages 1 and 2 of 2019 and 2020 1040s, Page 1 of 1120S for 2019 and 2020, and now co-borrower's K-1s for this business.  Still pending the following:
- Primary Borrower's 2019 & 2020 K-1s for XXX
- K-1s for XXX listed on Schedule E (and returns if >25% ownership)
- Full 2019 and 2020 personal and business tax returns. - Due Diligence Vendor-10/28/2021
Ready for Review-Document Uploaded. Please see attached 2020 and 2019 K1s for XXX; 2020 and 2019 Sch E for property at XXX and the customer's Rental Income Worksheet - Seller-10/27/2021
Open- Missing K1's for XXX - Due Diligence Vendor-10/20/2021
Open-Income 1 Months Income Verified is Missing - Due Diligence Vendor-10/11/2021
																							Ready for Review-Please see attached 2020 and 2019 1040s and 1120s. Also see attached K1s - Seller-11/02/2021 Ready for Review-Document Uploaded. Please see attached 2020 and 2019 K1s for XXX; 2020 and 2019 Sch E for property at XXX and the customer's Rental Income Worksheet - Seller-10/27/2021	Resolved-Full validation of all sources now in evidence. - Due Diligence Vendor-11/02/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$98,700.00	IN	Investment	Purchase	NA
279865369	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1294	2021-11-02 16:55	2021-11-02 20:51	Resolved	1 - Information	C	A	Credit	Income	Income 3 Months Income Verified is Missing
Resolved-Full validation of all sources now in evidence. - Due Diligence Vendor-11/02/2021
Ready for Review-Document Uploaded. Please see attached 2020 and 2019 1040s and  1120s. Also see attached K1s
 - Seller-11/02/2021
Counter-File contains only Pages 1 and 2 of 2019 and 2020 1040s, Page 1 of 1120S for 2019 and 2020, and now co-borrower's K-1s for this business.  Still pending the following:
- Primary Borrower's 2019 & 2020 K-1s for XXX
- K-1s for XXX listed on Schedule E (and returns if >25% ownership)
- Full 2019 and 2020 personal and business tax returns. - Due Diligence Vendor-10/28/2021
Ready for Review-Document Uploaded. Please see attached 2020 and 2019 K1s for XXX; 2020 and 2019 Sch E for property at XXX and the customer's Rental Income Worksheet - Seller-10/27/2021
Open-Missing K1's for XXX - Due Diligence Vendor-10/20/2021
Open-Income 3 Months Income Verified is Missing - Due Diligence Vendor-10/11/2021
																							Ready for Review-Document Uploaded. Please see attached 2020 and 2019 1040s and 1120s. Also see attached K1s - Seller-11/02/2021 Ready for Review-Document Uploaded. Please see attached 2020 and 2019 K1s for XXX; 2020 and 2019 Sch E for property at XXX and the customer's Rental Income Worksheet - Seller-10/27/2021	Resolved-Full validation of all sources now in evidence. - Due Diligence Vendor-11/02/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$98,700.00	IN	Investment	Purchase	NA
279865369	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-10-27 19:40	2021-11-02 20:51	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Schedule E provided to verify rental income for this property- all others qualified at full PITIA. - Due Diligence Vendor-10/28/2021 Ready for Review-Document Uploaded. Please see attached 2020 and 2019 K1s for XXX; 2020 and 2019 Sch E for property at XXX and the customer's Rental Income Worksheet - Seller-10/27/2021 Open-Borrower 1 Lease Agreements Missing Missing Lease Agreement for XXX. - Due Diligence Vendor-10/20/2021	Ready for Review-Document Uploaded. Please see attached 2020 and 2019 K1s for XXX; 2020 and 2019 Sch E for property at XXX and the customer's Rental Income Worksheet - Seller-10/27/2021	Resolved-Schedule E provided to verify rental income for this property- all others qualified at full PITIA. - Due Diligence Vendor-10/28/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$98,700.00	IN	Investment	Purchase	NA
494393914	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-10-26 15:22	2021-10-27 15:14	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-New MTG stmt. provided showing borrower refinanced the XXX with XXX for lower monthly payment. No issue. - Due Diligence Vendor-10/27/2021
Resolved-Audited DTI of 25.69% is less than or equal to AUS DTI of 26.86%  - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. Disagree.  Please see attached payment coupons from file and also MERS search.  XXX mortgage was refinanced into a loan with XXX with a lower payment of $2769.83 including taxes and insurance.  The $2769.83/mo primary housing payment was included in final AUS. - Seller-10/26/2021
Open-Audited DTI of 32.47% exceeds AUS DTI of 26.86%  Final AUS did not include borrowers current primary mortgage of $3519.00 (Previous AUS did include this debt)  - Due Diligence Vendor-10/22/2021
																							Ready for Review-Document Uploaded. Disagree. Please see attached payment coupons from file and also MERS search. XXX mortgage was refinanced into a loan with XXX with a lower payment of $2769.83 including taxes and insurance. The $2769.83/mo primary housing payment was included in final AUS. - Seller-10/26/2021	Resolved-New MTG stmt. provided showing borrower refinanced the XXX loan with XXX for lower monthly payment. No issue. - Due Diligence Vendor-10/27/2021 Resolved-Audited DTI of 25.69% is less than or equal to AUS DTI of 26.86% - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$292,500.00	TX	Investment	Purchase	NA
494334537			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-10-22 15:51	2021-10-22 15:51	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged- - Due Diligence Vendor-10/22/2021		Acknowledged- - Due Diligence Vendor-10/22/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$150,000.00	IL	Investment	Refinance	Cash Out - Other
494354729	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,250.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494328530			C	A	A	A	C	A	C	A	Closed	finding-3631	2021-10-26 14:08	2021-10-27 15:08	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-XXX provided and issue resolved.  - Due Diligence Vendor-10/27/2021

Ready for Review-Document Uploaded. Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet Test and XXX have been uploaded. - Seller-10/26/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. It appears that lender made several fee increases to fees in sections where increases are not allowable without proper disclosure to bwr. Also it appears that sufficient time was not allowed in between disclosure for bwr review - Due Diligence Vendor-10/22/2021
																							Ready for Review-Document Uploaded. Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet Test and XXX have been uploaded. - Seller-10/26/2021	Resolved-XXX provided and issue resolved. - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$375,000.00	AZ	Investment	Refinance	Cash Out - Other
494328530			C	A	A	A	C	A	C	A	Closed	finding-3632	2021-10-26 14:18	2021-10-27 15:08	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-XXX provided and issue resolved.  - Due Diligence Vendor-10/27/2021

Ready for Review-Disagree - Reimbursement is not required due to no violation found.  - Seller-10/26/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. It appears that lender made several fee increases to fees in sections where increases are not allowable without proper disclosure to bwr. Also it appears that sufficient time was not allowed in between disclosure for bwr review - Due Diligence Vendor-10/22/2021
																							Ready for Review-Disagree - Reimbursement is not required due to no violation found. - Seller-10/26/2021	Resolved-XXX provided and issue resolved. - Due Diligence Vendor-10/27/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$375,000.00	AZ	Investment	Refinance	Cash Out - Other
494328530			C	A	A	A	C	A	C	A	Closed	finding-3634	2021-10-26 15:51	2021-10-27 15:07	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-XXX provided - Due Diligence Vendor-10/27/2021
Ready for Review-Disagree - Approved XXX found in file for fee increases, XXX has been uploaded. No violation found. - Seller-10/26/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $167.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). It appears that lender made several fee increases to fees in sections where increases are not allowable without proper disclosure to bwr. Also it appears that sufficient time was not allowed in between disclosure for bwr review - Due Diligence Vendor-10/22/2021
																							Ready for Review-Disagree - Approved XXX found in file for fee increases, XXX has been uploaded. No violation found. - Seller-10/26/2021	Resolved-XXX provided - Due Diligence Vendor-10/27/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$375,000.00	AZ	Investment	Refinance	Cash Out - Other
494328530			C	A	A	A	C	A	C	A	Closed	FPRO5405	2021-10-22 13:47	2021-10-26 12:56	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$375,000.00	AZ	Investment	Refinance	Cash Out - Other
494360322	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-25 14:42	2021-10-26 13:05	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/25/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$354,000.00	CA	Investment	Purchase	NA
494340898	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$72,375.00	OH	Investment	Purchase	NA
494324326	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-19 13:51	2021-10-29 17:27	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/29/2021

Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/19/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/29/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$390,000.00	WA	Investment	Purchase	NA
494370731	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$456,000.00	CA	Investment	Purchase	NA
494333203	XXX		C	B	C	B	A	A	A	A	Closed	FCRE1159	2021-10-26 14:56	2021-10-28 15:13	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Acknowledged-Per commentary: XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time. - Due Diligence Vendor-10/27/2021 Ready for Review-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time. - Seller-10/26/2021 Open-Hazard Insurance Effective Date of 08-XX-2021 is after the Disbursement Date of 08-XX-2021 - Due Diligence Vendor-10/25/2021	Ready for Review-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time. - Seller-10/26/2021	Acknowledged-Per commentary: XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 1 day window. There are no claims reported for this period of time. - Due Diligence Vendor-10/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$262,500.00	TX	Investment	Purchase	NA
494351310	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-25 12:56	2021-10-26 13:07	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-Desk review missing. Desk review ordered. - Due Diligence Vendor-10/25/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$324,000.00	CO	Investment	Purchase	NA
494364136	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-28 14:41	2021-10-28 15:39	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage is in place per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/28/2021 Ready for Review-Document Uploaded. RCE uploaded - Seller-10/28/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-10/22/2021	Ready for Review-Document Uploaded. RCE uploaded - Seller-10/28/2021	Resolved-Confirmed sufficient coverage is in place per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/28/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$702,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494364136	XXX		C	A	C	A	A	A	A	A	Closed	FPRO1244	2021-10-26 00:44	2021-10-26 12:32	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$702,000.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494356704	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-21 15:31	2021-10-22 17:15	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	PA	Investment	Purchase	NA
529867934	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$397,500.00	ID	Investment	Purchase	NA
494359516			D	B	A	A	D	B	A	A	Closed	FCOM8844	2021-10-11 19:27	2021-10-19 13:28	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/19/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$245,000.00	CA	Investment	Refinance	Cash Out - Other
494329118	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1241	2021-10-25 18:51	2021-10-27 13:44	Resolved	1 - Information	D	A	Credit	Missing Doc - Property	Purchase Contract is Missing	Resolved-Provided as conditioned - Due Diligence Vendor-10/27/2021 Resolved-Purchase Contract Issue Resolved - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Please see attachment - Seller-10/25/2021 Open-Purchase Contract Is Missing - Due Diligence Vendor-10/08/2021 Open-Purchase Contract Is Missing - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Please see attachment - Seller-10/25/2021	Resolved-Provided as conditioned - Due Diligence Vendor-10/27/2021 Resolved-Purchase Contract Issue Resolved - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$321,750.00	CA	Investment	Purchase	NA
494363815	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$395,800.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494372592	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$87,250.00	MO	Investment	Refinance	No Cash Out - Lender Initiated
494342065	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$435,000.00	CA	Investment	Purchase	NA
494352031	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$169,000.00	TX	Investment	Refinance	Cash Out - Other
494352682	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1204	2021-10-29 21:37	2021-11-01 15:05	Resolved	1 - Information	C	A	Credit	Eligibility	XXX report Shows Uncleared Alerts	Resolved-All XXX report Alerts have been cleared or None Exist - Due Diligence Vendor-11/01/2021 Ready for Review-Document Uploaded. Please see page 4 of 40. The alert was reviewed and cleared. - Seller-10/29/2021 Open-XXX report Shows Uncleared Alerts Provide clear XXX - Due Diligence Vendor-10/21/2021 Open-XXX report Shows Uncleared Alerts - Due Diligence Vendor-10/19/2021	Ready for Review-Document Uploaded. Please see page 4 of 40. The alert was reviewed and cleared. - Seller-10/29/2021	Resolved-All XXX report Alerts have been cleared or None Exist - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$178,500.00	TX	Investment	Purchase	NA
494346294	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$158,000.00	NC	Investment	Purchase	NA
494401370	XXX		D	B	D	A	D	B	A	A	Closed	FCOM7213	2021-10-27 18:54	2021-10-28 17:06	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Mortgage Riders incomplete / inaccurate	Resolved-Rider received. - Due Diligence Vendor-10/28/2021 Ready for Review-Document Uploaded. Attached is the Inter Vivos Trust Rider - Seller-10/27/2021 Open-Mortgage is missing the Inter Vivos Trust Rider - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Attached is the Inter Vivos Trust Rider - Seller-10/27/2021	Resolved-Rider received. - Due Diligence Vendor-10/28/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$150,000.00	TX	Investment	Refinance	Cash Out - Other
494401370	XXX		D	B	D	A	D	B	A	A	Closed	FCRE1764	2021-10-26 17:37	2021-10-27 15:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage
Resolved-Provided as conditioned and DTI remains within tolerance - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. Please see the attached documentation for the following properties.
XXX,
Mortgage statement $1952.21- not escrowed
Taxes $17129.00/12= $1427.42
HOA $425.00 (per XXX)  Property is a Condo- Master policy is paid by the HOA
Insurance $1017.64/12= $84.80
Total $3889.43
XXX
Mortgage statement with includes escrows $1769.94
No HOA Dues per XXX
DTI $28.01%
The AUS is not required to be resubmitted as the difference in the DTI is within Fannie Mae 3% tolerance for resubmissions. - Seller-10/26/2021
Open-Missing verification of PITI for the following REO: XXX. Also missing verification of mortgage for primary residence- XXX - Due Diligence Vendor-10/21/2021
																							Ready for Review-Document Uploaded. Please see the attached documentation for the following properties. XXX, Mortgage statement $1952.21- not escrowed Taxes $17129.00/12= $1427.42 HOA $425.00 (per XXX) Property is a Condo- Master policy is paid by the HOA Insurance $1017.64/12= $84.80 Total $3889.43 XXX Mortgage statement with includes escrows $1769.94 No HOA Dues per XXX DTI $28.01% The AUS is not required to be resubmitted as the difference in the DTI is within Fannie Mae 3% tolerance for resubmissions. - Seller-10/26/2021	Resolved-Provided as conditioned and DTI remains within tolerance - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$150,000.00	TX	Investment	Refinance	Cash Out - Other
494401370	XXX		D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-10-19 17:44	2021-10-25 17:19	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/25/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to bwr but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-10/19/2021						"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$150,000.00	TX	Investment	Refinance	Cash Out - Other
494339152	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-19 18:18	2021-10-22 15:57	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$159,000.00	CA	Investment	Purchase	NA
494353784	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$134,250.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494371568	XXX		D	B	A	A	D	B	C	A	Closed	FPRO9939	2021-10-15 14:04	2021-10-22 16:00	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/15/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$147,375.00	PA	Investment	Refinance	Cash Out - Other
494371568	XXX		D	B	A	A	D	B	C	A	Closed	finding-3732	2021-10-19 18:49	2021-10-20 20:47	Resolved	1 - Information	C	A	Compliance	TRID	TRID Total of Payments Test
Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $240,409.39. The disclosed total of payments of $239,213.39 is not considered accurate because it is understated by more than $100. Final CD entries with credit on Section C.  Updated Final CD entries on Section C. - Due Diligence Vendor-10/20/2021

Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $240,409.39. The disclosed total of payments of $239,213.39 is not considered accurate because it is understated by more than $100.  Updated Final CD entries on Section C. - Due Diligence Vendor-10/20/2021

Resolved-Resolved - Due Diligence Vendor-10/20/2021

Ready for Review-Document Uploaded. Spreadsheet attached calculations appear to be less than $100.00 amount shown on CD  - Seller-10/19/2021
																							Ready for Review-Document Uploaded. Spreadsheet attached calculations appear to be less than $100.00 amount shown on CD - Seller-10/19/2021
Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $240,409.39. The disclosed total of payments of $239,213.39 is not considered accurate because it is understated by more than $100. Final CD entries with credit on Section C.  Updated Final CD entries on Section C. - Due Diligence Vendor-10/20/2021

 Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $240,409.39. The disclosed total of payments of $239,213.39 is not considered accurate because it is understated by more than $100.  Updated Final CD entries on Section C. - Due Diligence Vendor-10/20/2021

 Resolved-Resolved - Due Diligence Vendor-10/20/2021

																											XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$147,375.00	PA	Investment	Refinance	Cash Out - Other
494371568	XXX		D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-10-11 16:09	2021-10-19 01:50	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/19/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$147,375.00	PA	Investment	Refinance	Cash Out - Other
494350467	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,000.00	TX	Investment	Purchase	NA
494349550	XXX		C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-10-11 06:17	2021-10-25 14:22	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/11/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$291,000.00	RI	Investment	Purchase	NA
494349550	XXX		C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-10-22 13:56	2021-10-25 14:22	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 43.83% is less than or equal to AUS DTI of 47.1% for most current run provided in re-submission. - Due Diligence Vendor-10/25/2021

Ready for Review-Document Uploaded. Could you please re-run the loan through DU web with the following information
Employment income = 5,416
Positive rental income from subject property = 810
Negative rental income from non subject property = -96
Housing expense = 1590
Total debt = 1247
Total liabilities = 2933
DTI = 2933/6226 = 47%
 - Seller-10/22/2021

Open-Audited DTI of 54.41% exceeds AUS DTI of 45%  Lender calculated subject property rental income on final 1008 as $4,350. Audited rent from appraisal is $3,900 for subject property. Audited DTI is 54.41%. - Due Diligence Vendor-10/19/2021
																							Ready for Review-Document Uploaded. Could you please re-run the loan through DU web with the following information Employment income = 5,416 Positive rental income from subject property = 810 Negative rental income from non subject property = -96 Housing expense = 1590 Total debt = 1247 Total liabilities = 2933 DTI = 2933/6226 = 47% - Seller-10/22/2021	Resolved-Audited DTI of 43.83% is less than or equal to AUS DTI of 47.1% for most current run provided in re-submission. - Due Diligence Vendor-10/25/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$291,000.00	RI	Investment	Purchase	NA
494336554	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-15 14:11	2021-10-22 17:20	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-3rd valuation missing. No appraisal scores - Due Diligence Vendor-10/15/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$488,500.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494329439	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$490,000.00	WA	Investment	Refinance	No Cash Out - Lender Initiated
494378471	XXX		D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-10-26 16:48	2021-10-27 15:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Provided as conditioned - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Acknowledge – Taxes & HOI provided for XXX & HOI provided for the following properties: XXX. Please see attached documentation reflecting Taxes (refer to Title)/HOI for XXX & HOI policies for XXX. - Seller-10/26/2021 Open-Missing proof of tax and insurance for REO at XXX. Missing proof of HOI for REO's: XXX - Due Diligence Vendor-10/15/2021	Ready for Review-Document Uploaded. Acknowledge – Taxes & HOI provided for XXX & HOI provided for the following properties: XXX Please see attached documentation reflecting Taxes (refer to Title)/HOI for XXX & HOI policies for XXX. - Seller-10/26/2021	Resolved-Provided as conditioned - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,000.00	IN	Investment	Purchase	NA
494378471	XXX		D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-10-18 13:48	2021-10-22 17:22	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open- - Due Diligence Vendor-10/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021		Desk review missing. Desk review ordered.		"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,000.00	IN	Investment	Purchase	NA
494378471	XXX		D	A	D	A	A	A	D	A	Closed	FCRE1185	2021-10-21 14:34	2021-10-22 17:00	Resolved	1 - Information	D	A	Credit	Missing Doc - Approval Info	AUS Partially Provided	Resolved-All pages to final AUS now provided. - Due Diligence Vendor-10/22/2021 Ready for Review-Document Uploaded. All pages of AUS (DU) findings submission # 15 provided. Please see attached complete AUS (DU) findings submission # 15. - Seller-10/21/2021 Open-AUS Partially Provided Missing all pages of AUS dated 9/XX/2021. File contains AUS dated 9/XX/2021 submission # 15 with 4 pages missing/blank between Observation #26 and Mortgage information. - Due Diligence Vendor-10/15/2021	Ready for Review-Document Uploaded. All pages of AUS (DU) findings submission # 15 provided. Please see attached complete AUS (DU) findings submission # 15. - Seller-10/21/2021	Resolved-All pages to final AUS now provided. - Due Diligence Vendor-10/22/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,000.00	IN	Investment	Purchase	NA
494359946	XXX		D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-10-20 16:42	2021-10-22 14:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmed tax amount per property report provided. - Due Diligence Vendor-10/22/2021 Ready for Review-Document Uploaded. Disagree - Property tax for B2 Primary residence (XXX) at XXX provided. Please see attached Property Profile reflecting annual taxes for XXX. - Seller-10/20/2021 Open-Missing verification of property tax for B2 Primary residence at XXX - Due Diligence Vendor-10/15/2021	Ready for Review-Document Uploaded. Disagree - Property tax for B2 Primary residence (XXX) at XXX provided. Please see attached Property Profile reflecting annual taxes for XXX. - Seller-10/20/2021	Resolved-Confirmed tax amount per property report provided. - Due Diligence Vendor-10/22/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	CA	Investment	Purchase	NA
494359946	XXX		D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-10-15 17:54	2021-10-19 14:33	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/15/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$236,250.00	CA	Investment	Purchase	NA
494335761	XXX		C	A	A	A	C	A	A	A	Closed	finding-3634	2021-10-22 19:11	2021-10-27 12:43	Resolved	1 - Information	A	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-XXX and LE's provided resolving issues. - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. XXX dated 07/XX/2021 and 08/XX/2021 attached - Seller-10/22/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $609.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***Lender to provide evidence of the XXX that transpired on 7/XX/21 & 8/XX/21 for the points increase. - Due Diligence Vendor-10/11/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $609.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/11/2021
																							Ready for Review-Document Uploaded. XXX's dated 07/XX/2021 and 08/XX/2021 attached - Seller-10/22/2021	Resolved-XXX and LE's provided resolving issues. - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$137,000.00	UT	Investment	Refinance	Cash Out - Other
494335761	XXX		C	A	A	A	C	A	A	A	Closed	finding-3631	2021-10-22 19:12	2021-10-27 12:43	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-XXX and LE's provided resolving issues. - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. XXX dated 07/XX/2021 and 08/XX/2021 attached - Seller-10/22/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/11/2021	Ready for Review-Document Uploaded. XXX's dated 07/XX/2021 and 08/XX/2021 attached - Seller-10/22/2021	Resolved-XXX and LE's provided resolving issues. - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$137,000.00	UT	Investment	Refinance	Cash Out - Other
494335761	XXX		C	A	A	A	C	A	A	A	Closed	finding-3632	2021-10-22 19:12	2021-10-27 12:43	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-XXX and LE's provided resolving issues. - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. XXX dated 07/XX/2021 and 08/XX/2021 attached - Seller-10/22/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/11/2021	Ready for Review-Document Uploaded. XXX's dated 07/XX/2021 and 08/XX/2021 attached - Seller-10/22/2021	Resolved-XXX and LE's provided resolving issues. - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$137,000.00	UT	Investment	Refinance	Cash Out - Other
494330115	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1764	2021-10-18 15:50	2021-10-25 17:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Confirmed with first payment letter from closing of this property- sufficient details now in evidence. - Due Diligence Vendor-10/25/2021 Open-Missing verification of PI, HOI and HOA at XXX. File contains only property report with property tax reflected. - Due Diligence Vendor-10/18/2021		Resolved-Confirmed with first payment letter from closing of this property- sufficient details now in evidence. - Due Diligence Vendor-10/25/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$352,500.00	TX	Investment	Purchase	NA
494330115	XXX		D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-21 16:45	2021-10-25 17:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-All properties now fully validated. - Due Diligence Vendor-10/25/2021 Ready for Review-Document Uploaded. Verification of PI, HOI and HOA for XXX. provided. Please see attached Borrower payment letter reflecting P/I (Principle/Interest), HOI policy and 1st page of Appraisal Report reflecting HOA for the property located at XXX. - Seller-10/21/2021 Open-Missing verification of HOA for REO's at XXX Missing verification of HOA for Primary residence at XXX. - Due Diligence Vendor-10/18/2021	Ready for Review-Document Uploaded. Verification of PI, HOI and HOA for XXX. provided. Please see attached Borrower payment letter reflecting P/I (Principle/Interest), HOI policy and 1st page of Appraisal Report reflecting HOA for the property located atXX. - Seller-10/21/2021	Resolved-All properties now fully validated. - Due Diligence Vendor-10/25/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$352,500.00	TX	Investment	Purchase	NA
494389937	XXX		A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-10-20 20:18	2021-10-22 16:04	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Third party valuation product pending. - Due Diligence Vendor-10/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	MN	Investment	Refinance	No Cash Out - Lender Initiated
494350337	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1204	2021-10-20 18:56	2021-10-22 15:49	Resolved	1 - Information	C	A	Credit	Eligibility	XXX report Shows Uncleared Alerts
Resolved-All XXX Alerts have been cleared with re-run- confirmed new flags have been addressed as well. - Due Diligence Vendor-10/22/2021
Ready for Review-Document Uploaded. Please see updated XXX report with cleared edits.  Please note that running XXx after close caused additional edits to pop up, which have also been cleared based on docs in file. - Seller-10/20/2021
Open-XXX Report Shows Uncleared Alerts There are two unclear alerts on the XXX report- 1. Tittle not in the sellers name, however per the title on file, title IS currently vested correctly in the sellers name. 2. Potential undisclosed properties in the buyers name (all properties have been disclosed on the application.) Essentially all these have been cleared via documentation however not on the XXX report. - Due Diligence Vendor-10/19/2021
Open-XXX Report Shows Uncleared Alerts - Due Diligence Vendor-10/11/2021
																							Ready for Review-Document Uploaded. Please see updated XXX report with cleared edits. Please note that running XXX after close caused additional edits to pop up, which have also been cleared based on docs in file. - Seller-10/20/2021	Resolved-All XXX report Alerts have been cleared with re-run- confirmed new flags have been addressed as well. - Due Diligence Vendor-10/22/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$440,000.00	CO	Investment	Purchase	NA
494363598	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	CA	Investment	Refinance	Cash Out - Other
494338755			A	A	A	A	A	A	A	A							A	A										"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$241,500.00	UT	Investment	Refinance	Cash Out - Other
494336312			A	A	A	A	A	A	A	A							A	A										"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$158,000.00	FL	Investment	Refinance	Cash Out - Debt Consolidation
529866519	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$245,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494353960	XXX		D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-27 14:16	2021-10-27 16:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Provided as conditioned/required. Confirmed docs were not uploaded within the original file. - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Disagree - Taxes and insurance provided for the following non subject properties: XXX. Please see attached supporting documentation to validate taxes and insurance for the non subject properties mentioned. - Seller-10/27/2021 Open-Missing taxes and insurance for non subject properties XXX - Due Diligence Vendor-10/20/2021	Ready for Review-Document Uploaded. Disagree - Taxes and insurance provided for the following non subject properties: XXX. Please see attached supporting documentation to validate taxes and insurance for the non subject properties mentioned. - Seller-10/27/2021	Resolved-Provided as conditioned/required. Confirmed docs were not uploaded within the original file. - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,500.00	TX	Investment	Refinance	Cash Out - Other
494353960	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-10-27 13:53	2021-10-27 16:38	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing
Resolved-Provided as conditioned/required. Confirmed docs were not uploaded within the original file. - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. Disagree - Mortgage statements for the following properties were provided:XXX are owned by B1 (XXX). XXX is reflected on the SCH E and XXX was purchased on 6/XX/2021. Please see attached mortgage statements for XXX  Please also see attached supporting documentation for the properties at XXX - Seller-10/27/2021
Open-Mortgage statements are missing for the following properties: XXX Additionally, Properties atXXX have no information included in the file, regarding whether mortgages are associated with these properties.
These properties were not included on the final 1003, however they are included on the borrower’s letter listing Real estate and business owned (pg. 1151). XXX is listed on the borrower’s Schedule E (pg. 877). Insurance policy for this property was provided on pg. 647. There is a HOA statement for the property at XXX.  - Due Diligence Vendor-10/11/2021
																							Ready for Review-Document Uploaded. Disagree - Mortgage statements for the following properties were provided: XXX are owned by B1 (XXX). XXX is reflected on the SCH E and XXX was purchased on 6/XX/2021. Please see attached mortgage statements for XXX Please also see attached supporting documentation for the properties at XXX. - Seller-10/27/2021	Resolved-Provided as conditioned/required. Confirmed docs were not uploaded within the original file. - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,500.00	TX	Investment	Refinance	Cash Out - Other
494353960	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-10-22 15:52	2021-10-26 15:49	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Updated hazard insurance policy confirms sufficient coverage based on estimate from insurer. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Attached is the latest DEC Page and RCE - Seller-10/22/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $135697 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-10/20/2021	Ready for Review-Document Uploaded. Attached is the latest DEC Page and RCE - Seller-10/22/2021	Resolved-Updated hazard insurance policy confirms sufficient coverage based on estimate from insurer. - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,500.00	TX	Investment	Refinance	Cash Out - Other
494353744	XXX		D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-10-20 18:57	2021-10-27 12:35	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-Provided as conditioned - Due Diligence Vendor-10/27/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Final Closing Disclosure found in file. Final CD and Final Settlement Statement have been uploaded. - Seller-10/20/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-10/18/2021	Ready for Review-Document Uploaded. Final Closing Disclosure found in file. Final CD and Final Settlement Statement have been uploaded. - Seller-10/20/2021	Resolved-Provided as conditioned - Due Diligence Vendor-10/27/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$233,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494346703	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-19 13:43	2021-10-22 16:06	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Desk review missing. Desk review ordered. - Due Diligence Vendor-10/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$720,000.00	NY	Investment	Refinance	No Cash Out - Lender Initiated
494329518	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$213,300.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494337148	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$276,000.00	MA	Investment	Purchase	NA
494344336			D	B	D	A	D	B	A	A	Closed	FCRE7347	2021-10-22 14:19	2021-10-26 13:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Confirmed net rents with additional lease. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Disagree - Rental agreement for property at XXX provided. Please see attached Rental agreement for property located at XXX. - Seller-10/22/2021 Open-Rental agreement for property atXXX not provided in file. - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Disagree - Rental agreement for property at XXX provided. Please see attached Rental agreement for property located at XXX. - Seller-10/22/2021	Resolved-Confirmed net rents with additional lease. - Due Diligence Vendor-10/26/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$216,000.00	AZ	Investment	Refinance	Cash Out - Other
494344336			D	B	D	A	D	B	A	A	Closed	FCRE1152	2021-10-22 14:39	2021-10-26 13:39	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Evidence of Property Tax Missing	Resolved-Validation of full payments now in evidence for all properties listed. - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Disagree - Evidence of property taxes for all properties except the subject property (XXX) provided. Please see attached tax bills for all properties except the subject property (XXX). - Seller-10/22/2021 Open-File is missing evidence of property taxes for all properties except the subject property (XXX). - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Disagree - Evidence of property taxes for all properties except the subject property (XXX) provided. Please see attached tax bills for all properties except the subject property (XXX). - Seller-10/22/2021	Resolved-Validation of full payments now in evidence for all properties listed. - Due Diligence Vendor-10/26/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$216,000.00	AZ	Investment	Refinance	Cash Out - Other
494344336			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-10-13 15:05	2021-10-20 15:32	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-null - Due Diligence Vendor-10/20/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-10/13/2021						"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$216,000.00	AZ	Investment	Refinance	Cash Out - Other
494336375	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-20 12:54	2021-10-22 16:08	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-10/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,500.00	UT	Investment	Purchase	NA
494354185	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$269,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494351757	XXX		A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-10-26 00:55	2021-10-26 13:08	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-Third party valuation product required. - Due Diligence Vendor-10/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$157,500.00	KS	Investment	Purchase	NA
494343684	XXX		D	A	D	A	A	A	C	A	Closed	FCRE1152	2021-10-26 15:54	2021-10-27 15:38	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Evidence of Property Tax Missing	Resolved-Provided as required. - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Please see attached schedule E showing showing property taxes for non subject property. Primary residence monthly mortgage payment includes taxes and insurance as per attached credit supplement - Seller-10/26/2021 Open-Mortgage payments for non-subject rental properties do not indicate if taxes are included. Please verify that mortgage payments on rental properties include tax escrows or provide of tax records for those properties excluding subject. - Due Diligence Vendor-10/12/2021	Ready for Review-Document Uploaded. Please see attached schedule E showing showing property taxes for non subject property. Primary residence monthly mortgage payment includes taxes and insurance as per attached credit supplement - Seller-10/26/2021	Resolved-Provided as required. - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,750.00	MO	Investment	Purchase	NA
494343684	XXX		D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-10-22 15:47	2021-10-26 12:58	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,750.00	MO	Investment	Purchase	NA
494331028	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$129,200.00	FL	Investment	Purchase	NA
494353964	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494367359	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-20 15:00	2021-10-22 17:26	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,500.00	WA	Investment	Purchase	NA
494357794	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$254,110.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494324357	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$264,000.00	CA	Investment	Purchase	NA
494333982	XXX		D	A	D	A	A	A	A	A	Closed	FCRE6019	2021-10-28 17:20	2021-10-29 13:21	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-10/29/2021 Resolved-Borrower 1 Permanent Resident status verified. - Due Diligence Vendor-10/28/2021 Ready for Review-Document Uploaded. Please see attached Proof of Citizenship for the Borrower - Seller-10/28/2021 Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-10/08/2021	Ready for Review-Document Uploaded. Please see attached Proof of Citizenship for the Borrower - Seller-10/28/2021	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-10/29/2021 Resolved-Borrower 1 Permanent Resident status verified. - Due Diligence Vendor-10/28/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$188,800.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494342941	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$187,500.00	MI	Investment	Refinance	Cash Out - Debt Consolidation
494364008	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-21 21:46	2021-10-26 12:34	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.9) - Due Diligence Vendor-10/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$146,250.00	MS	Investment	Purchase	NA
494350614	XXX		C	A	A	A	C	A	A	A	Closed	FCOM7353	2021-10-26 19:26	2021-10-27 16:21	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Clarification of Application Date	Resolved-Final 1003 provided as conditioned which was not in the original file as conditioned. - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Disagree - Final 1003 with originator's/lenders signature in file. See attachment. - Seller-10/26/2021 Open-Missing originator's/lender's signature from final 1003, originator's execution of final 1003 required, borrower executed on the day of settlement 9/7/2021 - Due Diligence Vendor-10/21/2021	Ready for Review-Document Uploaded. Disagree - Final 1003 with originator's/lenders signature in file. See attachment. - Seller-10/26/2021	Resolved-Final 1003 provided as conditioned which was not in the original file as conditioned. - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$153,750.00	IN	Investment	Purchase	NA
494338100	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,000.00	WA	Investment	Refinance	No Cash Out - Lender Initiated
494337194	XXX		C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-29 17:05	2021-11-01 15:12	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX RCE provided.  - Due Diligence Vendor-11/01/2021
Ready for Review-Document Uploaded. RCE received and the document reflects XXX for a replacement value. The insurance policy contains sufficient coverage.  - Seller-10/29/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-10/20/2021
																							Ready for Review-Document Uploaded. RCE received and the document reflects XXX for a replacement value. The insurance policy contains sufficient coverage. - Seller-10/29/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXXRCE provided. - Due Diligence Vendor-11/01/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,250.00	AZ	Investment	Purchase	NA
494343415			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-10-21 20:19	2021-10-22 16:26	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that all cash out is going directly to bwr but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes.) - Due Diligence Vendor-10/21/2021		Acknowledged-CD shows that all cash out is going directly to bwr but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes.) - Due Diligence Vendor-10/21/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$144,600.00	TX	Investment	Refinance	Cash Out - Other
494346145	XXX		D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-10-22 16:08	2021-10-26 16:41	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party XXX report not Provided	Resolved-Report provided- sole outstanding item regards potential seller discrepancy, however appraisal, prelim title, and sales contract all agree on current owners. - Due Diligence Vendor-10/26/2021 Resolved-Third Party XXX report is provided - Due Diligence Vendor-10/26/2021 Ready for Review-Document Uploaded. Disagree - Third Party XXX report in file. See attachment. - Seller-10/22/2021 Open-Missing Third Party XXX report - Due Diligence Vendor-10/20/2021	Ready for Review-Document Uploaded. Disagree - Third Party XXX report in file. See attachment. - Seller-10/22/2021	Resolved-Report provided- sole outstanding item regards potential seller discrepancy, however appraisal, prelim title, and sales contract all agree on current owners. - Due Diligence Vendor-10/26/2021 Resolved-Third Party XXX report is provided - Due Diligence Vendor-10/26/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$431,250.00	TX	Investment	Purchase	NA
494365888	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$114,375.00	OK	Investment	Purchase	NA
494344579	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-22 14:48	2021-10-26 13:10	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open- - Due Diligence Vendor-10/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$172,500.00	OH	Investment	Purchase	NA
494362519	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-22 15:06	2021-10-26 13:11	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$183,750.00	IN	Investment	Purchase	NA
494348724	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494349321	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$237,750.00	TX	Investment	Purchase	NA
494369621	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	MA	Investment	Purchase	NA
494325112			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-10-08 20:51	2021-10-22 16:21	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/08/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/08/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$285,000.00	CA	Investment	Refinance	Cash Out - Other
494403842	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-25 12:41	2021-10-26 12:59	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/25/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$460,000.00	ID	Investment	Purchase	NA
494324956	XXX		C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-10-20 17:08	2021-10-26 13:01	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-10/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Refinance	Cash Out - Other
494334207			C	B	C	A	C	B	A	A	Closed	FCRE1317	2021-10-11 13:03	2021-11-04 14:55	Resolved	1 - Information	C	A	Credit	Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months
Resolved-CPA letter confirming length of S/E income provided.  - Due Diligence Vendor-11/04/2021
Counter-Borrower 1 Total Years Employment Verified is Less Than 24 Months Transaction was closed documenting less than two years' self-employment history.  Per 1120-S, business began 1/XX/20 and loan closed in September of 2021.  Lender to provide confirmation of prior employment source and confirm no gaps to be addressed as well as potential connection between current and prior ventures to meet two year employment history requirement. - Due Diligence Vendor-10/25/2021
Counter-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-10/11/2021
																								Resolved-CPA letter confirming length of S/E income provided. - Due Diligence Vendor-11/04/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$227,500.00	PA	Investment	Refinance	Cash Out - Other
494334207			C	B	C	A	C	B	A	A	Closed	finding-3441	2021-10-28 19:07	2021-10-29 21:09	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Freddie Mac public guidelines) QM Points and Fees Test
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. - Due Diligence Vendor-10/20/2021

Ready for Review-Document Uploaded. Non-Bona fide amount is $2,900.00. Please view page 2 - Seller-10/28/2021

Open-Issue remains - Points and Fees charged are Discount $7,450, Processing $905 and UW $675 for a total of $9,030 which exceeds the max allowed of $6,530.58 by $2,499.42. - Due Diligence Vendor-10/27/2021

Ready for Review-Document Uploaded. CDW shows Bona-Fide Points. Based on amount given 2% can be applied for $4500.00 - Seller-10/25/2021
																							Ready for Review-Document Uploaded. Non-Bona fide amount is $2,900.00. Please view page 2 - Seller-10/28/2021 Ready for Review-Document Uploaded. CDW shows Bona-Fide Points. Based on amount given 2% can be applied for $4500.00 - Seller-10/25/2021
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Freddie Mac. - Due Diligence Vendor-10/20/2021

																											XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$227,500.00	PA	Investment	Refinance	Cash Out - Other
494334207			C	B	C	A	C	B	A	A	Closed	finding-3436	2021-10-28 19:07	2021-10-29 21:09	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Fannie Mae public guidelines) QM Points and Fees Test
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-10/20/2021

Ready for Review-Document Uploaded. Non-Bona fide amount is $2,900.00. Please view page 2 - Seller-10/28/2021

Open-Issue remains - Points and Fees charged are Discount $7,450, Processing $905 and UW $675 for a total of $9,030 which exceeds the max allowed of $6,530.58 by $2,499.42. - Due Diligence Vendor-10/27/2021

Ready for Review-Document Uploaded. CDW shows Bona-Fide Points. Based on amount given 2% can be applied for $4500.00 - Seller-10/25/2021
																							Ready for Review-Document Uploaded. Non-Bona fide amount is $2,900.00. Please view page 2 - Seller-10/28/2021 Ready for Review-Document Uploaded. CDW shows Bona-Fide Points. Based on amount given 2% can be applied for $4500.00 - Seller-10/25/2021
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-10/20/2021

																											XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$227,500.00	PA	Investment	Refinance	Cash Out - Other
494334207			C	B	C	A	C	B	A	A	Closed	finding-3800	2021-10-28 19:07	2021-10-29 21:09	Resolved	1 - Information	C	A	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test
Resolved-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $9,030.00, which exceeds 3 percent of the total loan amount of $217,685.96; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $9,030.00, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $9,030.00, which exceeds 5 percent of the total loan amount of $217,685.96; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $9,030.00, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $9,030.00, which exceeds 8 percent of the total loan amount of $217,685.96. - Due Diligence Vendor-10/20/2021

Ready for Review-Document Uploaded. Non-Bona fide amount is $2,900.00. Please view page 2 - Seller-10/28/2021

Open-Issue remains - Points and Fees charged are Discount $7,450, Processing $905 and UW $675 for a total of $9,030 which exceeds the max allowed of $6,530.58 by $2,499.42. - Due Diligence Vendor-10/27/2021

Ready for Review-Document Uploaded. CDW shows Bona-Fide Points. Based on amount given 2% can be applied for $4500.00 - Seller-10/25/2021
																							Ready for Review-Document Uploaded. Non-Bona fide amount is $2,900.00. Please view page 2 - Seller-10/28/2021 Ready for Review-Document Uploaded. CDW shows Bona-Fide Points. Based on amount given 2% can be applied for $4500.00 - Seller-10/25/2021
Resolved-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $9,030.00, which exceeds 3 percent of the total loan amount of $217,685.96; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $9,030.00, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $9,030.00, which exceeds 5 percent of the total loan amount of $217,685.96; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $9,030.00, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $9,030.00, which exceeds 8 percent of the total loan amount of $217,685.96. - Due Diligence Vendor-10/20/2021

																											XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$227,500.00	PA	Investment	Refinance	Cash Out - Other
494334207			C	B	C	A	C	B	A	A	Closed	finding-3634	2021-10-26 15:04	2021-10-29 21:09	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-XXX provided and issue resolved. - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. XXX dated 09/XX/2021 allows for points to increase. Final CD also has cure for addition of Appraisal Review. - Seller-10/26/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $875.10.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Points Increased on Revised LE dated 9-XX-21. Appraisal Review fee was added on Initial CD dated 9-XX-21 - Due Diligence Vendor-10/20/2021
																							Ready for Review-Document Uploaded. XXX dated 09/XX/2021 allows for points to increase. Final CD also has cure for addition of Appraisal Review. - Seller-10/26/2021	Resolved-XXX provided and issue resolved. - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$227,500.00	PA	Investment	Refinance	Cash Out - Other
494334207			C	B	C	A	C	B	A	A	Closed	finding-3631	2021-10-26 15:06	2021-10-27 14:24	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-XXX provided and issue resolved. - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. XXX dated 09/XX/2021 allows for points to increase. Final CD also has cure for addition of Appraisal Review. - Seller-10/26/2021
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Points Increased on Revised LE dated 9-XX-21. Appraisal Review fee was added on Initial CD dated 9-XX-21 - Due Diligence Vendor-10/20/2021
																							Ready for Review-Document Uploaded. XXX dated 09/XX/2021 allows for points to increase. Final CD also has cure for addition of Appraisal Review. - Seller-10/26/2021	Resolved-XXX provided and issue resolved. - Due Diligence Vendor-10/27/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$227,500.00	PA	Investment	Refinance	Cash Out - Other
494334207			C	B	C	A	C	B	A	A	Closed	finding-3632	2021-10-26 15:07	2021-10-27 14:24	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-XXX provided and issue resolved. - Due Diligence Vendor-10/27/2021
Ready for Review-XX dated 09/XX/2021 allows for points to increase. Final CD also has cure for addition of Appraisal Review. - Seller-10/26/2021
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Points Increased on Revised LE dated 9-XX-21. Appraisal Review fee was added on Initial CD dated 9-XX-21 - Due Diligence Vendor-10/20/2021
																							Ready for Review-XXX dated 09/XX/2021 allows for points to increase. Final CD also has cure for addition of Appraisal Review. - Seller-10/26/2021	Resolved-XXX provided and issue resolved. - Due Diligence Vendor-10/27/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$227,500.00	PA	Investment	Refinance	Cash Out - Other
494334207			C	B	C	A	C	B	A	A	Closed	FCOM8844	2021-10-26 17:58	2021-10-26 17:58	Acknowledged	2 - Non-Material	A	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Missing business use of funds letter. Full compliance tested. - Due Diligence Vendor-10/26/2021		Acknowledged-Missing business use of funds letter. Full compliance tested. - Due Diligence Vendor-10/26/2021				"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$227,500.00	PA	Investment	Refinance	Cash Out - Other
494353606	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$119,000.00	FL	Investment	Purchase	NA
494347997	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$193,000.00	OR	Investment	Refinance	No Cash Out - Lender Initiated
494348164	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$130,400.00	TX	Investment	Refinance	No Cash Out - Lender Initiated
494350064	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-22 13:55	2021-10-25 17:30	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-null - Due Diligence Vendor-10/25/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/22/2021						"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$230,000.00	AZ	Investment	Refinance	No Cash Out - Lender Initiated
494357072	XXX		C	A	A	A	C	A	A	A	Closed	finding-3617	2021-10-26 15:27	2021-10-26 21:38	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test
Resolved-Resolved. PCCD and LOE received. - Due Diligence Vendor-10/26/2021
Ready for Review-Document Uploaded. PCCD Attached - Seller-10/26/2021
Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. *****Documents in the file indicate the consummation date is 9/XX/2021. FCD indicates a funding date of 9/XX/2021. No PCCD provided to update funding/closing date. Lender to provide.  - Due Diligence Vendor-10/21/2021
Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-10/21/2021
																							Ready for Review-Document Uploaded. PCCD Attached - Seller-10/26/2021	Resolved-Resolved. PCCD and LOE received. - Due Diligence Vendor-10/26/2021			XXX.pdf	"QM: Average Prime Offer Rate (APOR)"	"QM: Average Prime Offer Rate (APOR)"	$315,000.00	CA	Investment	Refinance	Cash Out - Other
494345001	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$226,950.00	PA	Investment	Purchase	NA
494415209	XXX		D	B	A	A	D	A	B	B	Closed	FCOM1544	2021-10-26 19:13	2021-10-27 16:19	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-Final CD provided as conditioned. Final was not in the file at the time of review. No issues noted. - Due Diligence Vendor-10/27/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/27/2021 Ready for Review-Document Uploaded. Disagree - Final Closing Disclosure and Settlement Statement in file. See attachments. - Seller-10/26/2021 Open-TRID: Missing Final Closing Disclosure Provide final CD. One in file is "estimated" - Due Diligence Vendor-10/25/2021	Ready for Review-Document Uploaded. Disagree - Final Closing Disclosure and Settlement Statement in file. See attachments. - Seller-10/26/2021	Resolved-Final CD provided as conditioned. Final was not in the file at the time of review. No issues noted. - Due Diligence Vendor-10/27/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494415209	XXX		D	B	A	A	D	A	B	B	Closed	FPRO1498	2021-10-25 12:38	2021-10-25 17:32	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-null - Due Diligence Vendor-10/25/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/25/2021						"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494399512	XXX		D	B	A	A	C	B	D	A	Closed	finding-3540	2021-10-25 20:03	2021-10-26 19:49	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test
Resolved-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. - Due Diligence Vendor-10/21/2021

Resolved-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. revised CD delivery method: Mail per loan summary report - does not require a new waiting period. - Due Diligence Vendor-10/26/2021

Ready for Review-Loan passed all delivery date tests.  No violation occurred. - Seller-10/25/2021
																							Ready for Review-Loan passed all delivery date tests. No violation occurred. - Seller-10/25/2021
Resolved-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. - Due Diligence Vendor-10/21/2021

 Resolved-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. revised CD delivery method: Mail per loan summary report - does not require a new waiting period. - Due Diligence Vendor-10/26/2021

																												"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$329,700.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494399512	XXX		D	B	A	A	C	B	D	A	Closed	finding-3430	2021-10-25 19:40	2021-10-26 19:41	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-Acknowledged - Non Material. - Due Diligence Vendor-10/26/2021

Ready for Review-Agree, however Non-material - Seller-10/25/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.635%. The APR threshold to qualify for a safe harbor is 4.490%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-10/21/2021
																							Ready for Review-Agree, however Non-material - Seller-10/25/2021	Acknowledged-Acknowledged - Non Material. - Due Diligence Vendor-10/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$329,700.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494399512	XXX		D	B	A	A	C	B	D	A	Closed	FPRO1244	2021-10-21 19:01	2021-10-22 17:28	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$329,700.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494399512	XXX		D	B	A	A	C	B	D	A	Closed	FCOM8844	2021-10-11 16:00	2021-10-21 19:00	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-10/11/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$329,700.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494370018	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$238,500.00	TX	Investment	Purchase	NA
494359956	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-08 21:08	2021-10-25 17:37	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-null - Due Diligence Vendor-10/25/2021 Open-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/08/2021						"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$240,000.00	GA	Investment	Refinance	No Cash Out - Lender Initiated
494352840	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-21 17:22	2021-10-26 12:35	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$560,000.00	CA	Investment	Refinance	Cash Out - Other
494346937	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,000.00	IA	Investment	Purchase	NA
529865284	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-22 16:26	2021-10-27 13:30	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.2) - Due Diligence Vendor-10/27/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.2) 3rd Party Valuation on file company is not eligible XXX. - Due Diligence Vendor-10/22/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.2) - Due Diligence Vendor-10/27/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$470,600.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494357730	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$73,500.00	TN	Investment	Purchase	NA
494360355	XXX		D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-21 17:48	2021-10-22 17:31	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Desk review missing. Desk review ordered - Due Diligence Vendor-10/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$86,250.00	MO	Investment	Purchase	NA
494330042	XXX		C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-10-20 17:22	2021-10-27 16:54	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 2.6) - Due Diligence Vendor-10/27/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-10/20/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 2.6) - Due Diligence Vendor-10/27/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$353,500.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494333000	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$317,250.00	NC	Investment	Purchase	NA
494356200	XXX		B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-10-07 21:24	2021-10-22 17:02	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/22/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$474,224.00	WA	Investment	Refinance	No Cash Out - Lender Initiated
494350913	XXX		D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-10-28 13:56	2021-10-28 14:28	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Full replacement cost estimate provided which is in line with appraiser's Cost Approach to Value.  Subject is comprised of three units and insurance coverage is separated.  Once both policy values are combined, sufficient coverage is in evidence. - Due Diligence Vendor-10/28/2021
Ready for Review-Document Uploaded. The ins policy provided states it is a 125% replacement cost on top of Dwelling coverage. This amount is sufficient coverage. - Seller-10/28/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and Cost Approach to Value from appraisal is $XXX - Due Diligence Vendor-10/27/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-10/20/2021
																							Ready for Review-Document Uploaded. The ins policy provided states it is a 125% replacement cost on top of Dwelling coverage. This amount is sufficient coverage. - Seller-10/28/2021	Resolved-Full replacement cost estimate provided which is in line with appraiser's Cost Approach to Value. Subject is comprised of three units and insurance coverage is separated. Once both policy values are combined, sufficient coverage is in evidence. - Due Diligence Vendor-10/28/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$697,100.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494350913	XXX		D	A	C	A	A	A	D	A	Closed	FCRE1160	2021-10-22 19:34	2021-10-27 13:06	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date
Resolved-Updated policy provided, coverage was in effect at time of origination. - Due Diligence Vendor-10/27/2021
Resolved-Updated policy provided with valid dates. - Due Diligence Vendor-10/27/2021
Resolved-Hazard Insurance Expiration Date of 01-XX-2022 is after the Note Date of 09-XX-2021 Or Hazard Insurance Expiration Date Is Not Provided - Due Diligence Vendor-10/27/2021
Ready for Review-Document Uploaded. INS found in file and is dated before the closing because this is a refinance. - Seller-10/22/2021
Open-Hazard Insurance Expiration Date of 01-XX-2021 is prior to or equal to the Note Date of 09-XX-2021 - Due Diligence Vendor-10/20/2021
																							Ready for Review-Document Uploaded. INS found in file and is dated before the closing because this is a refinance. - Seller-10/22/2021	Resolved-Updated policy provided, coverage was in effect at time of origination. - Due Diligence Vendor-10/27/2021 Resolved-Updated policy provided with valid dates. - Due Diligence Vendor-10/27/2021 Resolved-Hazard Insurance Expiration Date of 01-XX-2022 is after the Note Date of 09-XX-2021 Or Hazard Insurance Expiration Date Is Not Provided - Due Diligence Vendor-10/27/2021			XXX.pdf	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$697,100.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494350913	XXX		D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-10-21 13:25	2021-10-22 16:09	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021 Open-Desk review missing. Desk review ordered. - Due Diligence Vendor-10/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-10/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$697,100.00	CA	Investment	Refinance	No Cash Out - Lender Initiated
494356879	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$480,000.00	TN	Investment	Purchase	NA
494355970	XXX		A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$258,000.00	TX	Investment	Refinance	Cash Out - Other